UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	3/31/2008

Date of reporting period:	6/30/2007

Item 1. Schedule of Investments

INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Columbia Short-Term Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 100.0%
EDUCATION – 12.7%
Education – 11.5%
AL Homewood Board of Education
	Series 2006,
	3.600% 09/01/07	2,500,000	2,497,700
FL Board of Education
	Series 2003 I,
	5.000% 06/01/10	9,420,000	9,703,260
FL Palm Beach County School Board
	Series 2002 E,
	Insured: AMBAC
	5.250% 08/01/12	7,625,000	8,027,371
FL St. Lucie County School District Sales Tax Revenue
	Series 2006,
	Insured: FGIC
	5.000% 10/01/09	1,000,000	1,024,780
FL University Athletic Association, Inc.
	Series 2006,
	3.800% 10/01/31(a)	3,510,000	3,461,562
MI Municipal Bond Authority
	Series 2002,
	5.250% 06/01/09	7,500,000	7,696,725
MO St. Louis County Rockwood School District No. R-6
	Series 2001,
	5.250% 02/01/11	3,500,000	3,652,775
SC Educational Facilities Authority
	Wofford College,
	Series 2007 B,
	3.880% 04/01/27(a)	4,680,000	4,673,963
TX University of Texas Permanent University Fund
	Series 2006,
	5.000% 07/01/09	5,795,000	5,922,432
Education Total			46,660,568
Prep School – 1.2%
TX Red River Parish Day School
	Series 2001 A,
	LOC: Allied Irish Bank PLC
	3.100% 12/01/31(a)	5,000,000	4,973,450
Prep School Total			4,973,450
EDUCATION TOTAL			51,634,018
HEALTH CARE – 1.4%
Hospitals – 1.0%
AZ University Medical Center Corp.
	Series 2004,
	5.000% 07/01/07	300,000	300,015

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
FL Jacksonville Health Facilities Authority
	Daughters of Charity Health Services,
	Series 1997 A,
	Insured: MBIA
	5.250% 08/15/08	3,720,000	3,763,636
Hospitals Total			4,063,651
Nursing Homes – 0.4%
CO Health Facilities Authority
	Evangelical Lutheran Foundation,
	Series 2004 B,
	3.750% 06/01/34(a)	1,500,000	1,487,625
Nursing Homes Total			1,487,625
HEALTH CARE TOTAL			5,551,276
HOUSING – 6.4%
Assisted Living/Senior – 1.0%
TN Memphis Health Educational & Housing Facility Board
	Uptown Senior Housing Development,
	Series 2006, AMT,
	GTY AGMT: Transamerica Life Insurance
	4.330% 05/03/10(a)	4,000,000	4,000,000
Assisted Living/Senior Total			4,000,000
Multi-Family – 3.9%
GA Clayton County Housing Authority
	GCC Ventures LLC,
	Series 2001,
	Guarantor: FNMA
	4.350% 12/01/31(a)	3,190,000	3,226,876
KS Development Finance Authority
	Series 2004 F,
	Insured: AMBAC
	5.250% 10/01/11	2,250,000	2,364,300
LA Housing Finance Agency
	Series 2006, AMT,
	GTY AGMT: Depfa Bank PLC:
	4.625% 12/01/37(a)	5,300,000	5,300,000
	4.632% 12/01/41(a)	2,000,000	2,000,000
MO Housing Development Commission
	Series 2006,
	Insured: FHA
	5.000% 08/01/07	3,295,000	3,297,603
Multi-Family Total			16,188,779
Single-Family – 1.5%
NY Mortgage Agency
	Series 2006 136,
	3.980% 10/01/17(a)	3,000,000	3,000,510

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
VT Housing Finance Agency
	Series 2006 B, AMT,
	GTY AGMT: Trinity Plus Funding Co.
	3.800% 11/01/07	3,000,000	2,998,140
Single-Family Total			5,998,650
HOUSING TOTAL			26,187,429
INDUSTRIALS – 1.2%
Oil & Gas Services – 1.2%
GA Main Street Natural Gas, Inc.
	Series 2007 B,
	LOC: Merrill Lynch & Co., Inc.
	5.000% 03/15/09	5,000,000	5,082,450
Oil & Gas Services Total			5,082,450
INDUSTRIALS TOTAL			5,082,450
OTHER – 17.2%
Pool/Bond Bank – 1.9%
FL St. Petersburg Public Improvement Revenue
	Series 2001,
	Insured: MBIA
	5.000% 02/01/10	3,035,000	3,116,338
IN Indianapolis Local Public Improvement Bond Bank
	Series 2006,
	6.000% 09/06/07	4,500,000	4,515,255
Pool/Bond Bank Total			7,631,593
Refunded/Escrowed(b) – 14.2%
AL Daphne Special Care Facilities Financing Authority
	Series 1988 A,
	Pre-refunded 08/15/08,
	(c) 08/15/28	2,700,000	2,586,492
CA Statewide Communities Development Authority
	Corp. Fund for Housing,
	Series1999 A,
	Pre-refunded 12/01/09,
	6.500% 12/01/29	12,065,000	13,052,762
GA Atlanta Airport Facilities
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.600% 01/01/30	6,955,000	7,299,481
LA State
	Series 2000 A,
	Pre-refunded 11/15/10,
	Insured: FGIC
	5.250% 11/15/17	5,005,000	5,210,255

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
MO State Board of Public Buildings
	Series 2001 B,
	Escrowed to Maturity,
	5.000% 12/01/07	180,000	180,916
MS State
	Capital Improvements
	Series 2002,
	Pre-refunded 11/01/12,
	Insured: FGIC
	5.250% 11/01/13	7,925,000	8,380,925
OK Development Finance Authority
	Hillcrest Health Medical Center,
	Series 1999,
	Pre-refunded 08/15/09,
	5.625% 08/15/29	14,500,000	15,123,645
SC Greenville County School District
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/16	5,475,000	6,003,721
TX North Texas Tollway Authority
	Series 2003 C,
	Insured: FSA
	5.000% 01/01/18(a)	45,000	45,554
Refunded/Escrowed Total			57,883,751
Tobacco – 1.1%
AL 21st Century Authority
	Series 2001,
	5.250% 12/01/07	2,000,000	2,007,640
VA Tobacco Settlement Financing Corp.
	Series 2005,
	4.000% 06/01/13	2,471,000	2,466,528
Tobacco Total			4,474,168
OTHER TOTAL			69,989,512
TAX-BACKED – 33.5%
Local Appropriated – 11.9%
DC Certificates of Participation
	Series 2006,
	5.000% 01/01/08	2,570,000	2,584,007
FL Hurricane Catastrophe Fund
	Series 2006 A,
	5.000% 07/01/10	18,450,000	18,978,039
MN City of Minneapolis
	Series 2007,
	5.000% 12/01/08(d)	5,000,000	5,087,900
OH City of Cleveland
	Series 2007 C
	Insured: FGIC
	4.000% 11/15/09	3,000,000	3,011,040

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
OR Department of Administrative Services
	Series 2002 B:
	Insured: FSA
	5.250% 05/01/15	6,020,000	6,333,401
	Insured: MBIA
	5.250% 05/01/16	6,085,000	6,401,785
	Series 2004 A,
	Insured: FSA
	5.000% 04/01/11	5,010,000	5,196,973
SC Town of Newberry
	Series 2005:
	4.000% 12/01/08	300,000	299,172
	5.000% 12/01/09	600,000	609,822
Local Appropriated Total			48,502,139
Local General Obligations – 3.5%
MD County of Prince Georges
	Series 2006,
	5.000% 09/15/10	4,900,000	5,068,413
TN Sumner County
	Series 2007,
	Insured: FGIC
	4.125% 06/01/12	4,940,000	4,971,616
TX Austin
	Series 2001,
	5.250% 09/01/08	4,110,000	4,179,048
Local General Obligations Total			14,219,077
Special Non-Property Tax – 1.7%
AR Fayetteville
	Series 2005 B,
	Insured: MBIA
	4.000% 12/01/11	6,830,000	6,838,059
Special Non-Property Tax Total			6,838,059
State Appropriated – 0.7%
WI State
	Series 2006 A,
	Insured: MBIA
	5.000% 09/01/08	3,000,000	3,041,520
State Appropriated Total			3,041,520
State General Obligations – 15.7%
GA State
	Series 1994 B,
	5.250% 03/01/09	5,000,000	5,119,400
NJ State
	Series 2002,
	Insured:FGIC
	5.250% 08/01/09	8,415,000	8,659,203

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
OR State
	Series 2003,
	3.742% 06/01/08	2,000,000	1,973,160
PA State
	Series 2002,
	Insured: FSA
	5.000% 05/01/10	10,000,000	10,300,500
PR Commonwealth of Puerto Rico
	Series 2002 C,
	5.250% 07/01/08	6,470,000	6,555,922
	Series 2003 C,
	5.000% 07/01/18(a)	14,875,000	15,008,429
WA State
	Series 2007 C,
	5.000% 01/01/10	8,455,000	8,672,885
	Series 2007 D,
	4.500% 01/01/10	7,400,000	7,503,230
State General Obligations Total			63,792,729
TAX-BACKED TOTAL			136,393,524
TRANSPORTATION – 15.0%
Air Transportation – 3.9%
OH Dayton Special Facilities
	Air Freight Corp.,
	Series 1996 D, AMT,
	6.200% 10/01/09	2,575,000	2,693,218
OH Dayton
	Emery Air Freight Corp.:
	Series 1996 E,
	6.050% 10/01/09	2,000,000	2,088,140
	Series 1996 F,
	6.050% 10/01/09	3,000,000	3,132,210
TN Memphis Shelby County Airport Authority
	FedEx Corp.,
	Series 2001,
	5.000% 09/01/09	7,710,000	7,826,730
Air Transportation Total			15,740,298
Airports – 6.5%
NV Clark County Airport
	Series 2006 A,
	Insured: AMBAC
	5.000% 07/01/10	6,750,000	6,954,795
	Series 2006 B-1, AMT,
	5.000% 07/01/08	6,900,000	6,974,796

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – (continued)
PA Philadelphia Industrial Development Authority
	Series 1998 A,
	Insured: FGIC:
	5.250% 07/01/09	3,410,000	3,485,054
	5.250% 07/01/12	5,000,000	5,099,600
	Series 2001 A,
	Insured: FGIC
	5.250% 07/01/09	4,085,000	4,190,393
Airports Total			26,704,638
Ports – 1.2%
NY Port Authority of New York & New Jersey
	Series 2001, AMT,
	5.000% 08/01/08	4,875,000	4,933,890
Ports Total			4,933,890
Toll Facilities – 2.5%
KY Turnpike Authority
	Series 2004 A,
	Insured: FGIC
	5.000% 07/01/10	5,000,000	5,156,000
LA Transportation Authority
	Series 2005,
	5.000% 09/01/09	5,000,000	5,099,650
Toll Facilities Total			10,255,650
Transportation – 0.9%
TX North Texas Tollway Authority
	Series 2003 C,
	Insured: FSA
	5.000% 01/01/18(a)	3,575,000	3,615,862
Transportation Total			3,615,862
TRANSPORTATION TOTAL			61,250,338
UTILITIES – 12.6%
Investor Owned – 4.1%
FL Hillsborough County Industrial Development Authority
	Tampa Electric Co.,
	Series 1993, AMT,
	4.250% 11/01/20	7,000,000	6,999,510
NH Business Finance Authority
	UIL Holdings Corp.,
	Series 1999, AMT,
	Insured: AMBAC
	3.250% 12/01/29(a)	3,000,000	2,989,260
OH Hamilton County Local District
	Cinergy Corp.,
	Series 1998, AMT,

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
	4.600% 06/01/23	5,000,000	4,956,400
WA Port Bellingham Industrial Development Corp.
	BP West Coast Products LLC,
	Series 2006, AMT,
	3.960% 07/01/40	1,800,000	1,800,000
Investor Owned Total			16,745,170
Municipal Electric – 7.9%
FL City of Palm Bay
	Series 2002,
	Insured: FSA
	5.250% 10/01/09	915,000	930,903
FL Kissimmee Utility Authority
	Series 2001 B,
	Insured: AMBAC
	5.000% 10/01/14	7,195,000	7,470,712
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	5.000% 10/01/07	3,265,000	3,270,681
WA Energy Northwest
	Series 2006 A,
	5.000% 07/01/09	16,690,000	17,060,184
WA Lewis County Public Utility District No. 1
	Series 2003,
	Insured: XLCA
	5.000% 10/01/10	3,620,000	3,724,799
Municipal Electric Total			32,457,279
Water & Sewer – 0.6%
MS Business Finance Corp.
	Waste Management, Inc. ,
	Series 2002, AMT,
	4.400% 03/01/27(a)	2,375,000	2,351,868
Water & Sewer Total			2,351,868
UTILITIES TOTAL			51,554,317
	Total Municipal Bonds (cost of $409,150,768)		407,642,864

		Shares
Investment Company – 0.0%
	Columbia Tax Exempt Reserves, Capital Class 7 day yield of 3.553%) (e)	203,000	203,000

	Total Investment Company (cost of $203,000)		203,000

8

Total Investments – 100.0% (cost of $409,353,768)(f)(g)	407,845,864

Other Assets & Liabilities, Net – 0.0%	(190,042)

Net Assets – 100.0%	407,655,822

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2007.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Zero coupon bond.

(d)	Security purchased on a delayed delivery basis.

(e)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(f)	Cost for federal income tax purposes is $409,353,768.

(g)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$677,340	$(2,185,244)	$(1,507,904)

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranteed Agreement
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
VA	Veterans Administration
XLCA	XL Capital Assurance, Inc.

9

INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Columbia California Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 94.2%
EDUCATION – 3.9%
Education – 3.9%
CA Education Facilities Authority
	Pitzer College,
	Series 2005 A:
	5.000% 04/01/25	1,270,000	1,301,064
	5.000% 10/01/25	1,250,000	1,282,213
CA Public Works Board
	Series 2005 C,
	5.000% 04/01/16	1,000,000	1,051,610
	Series 2005 D,
	5.000% 05/01/15	1,000,000	1,059,280
PR University of Puerto Rico
	Series 2006 Q,
	5.000% 06/01/12	1,000,000	1,033,500
Education Total			5,727,667
EDUCATION TOTAL			5,727,667
HEALTH CARE – 8.5%
Continuing Care Retirement – 0.8%
CA ABAG Finance Authority for Nonprofit Corps.
	American Baptist Homes,
	Series 1998 A,
	5.500% 10/01/07	145,000	145,451
CA Health Facilities Financing Authority
	Nevada Methodist Homes,
	Series 2006,
	5.000% 07/01/26	1,000,000	1,008,660
Continuing Care Retirement Total			1,154,111
Hospitals – 7.7%
CA Loma Linda
	Loma Linda University Medical Center,
	Series 2005:
	5.000% 12/01/16	2,000,000	2,051,060
	5.000% 12/01/18	2,000,000	2,030,140
CA Municipal Finance Authority
	Community Hospitals of Central California,
	Series 2013,
	5.000% 02/01/13	1,150,000	1,174,667
CA Statewide Communities Development Authority
	Adventist Health System/West,
	Series 2005 A,
	5.000% 03/01/17	1,000,000	1,026,200

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Kaiser Foundation Health Plan,
	Series 2004 E,
	3.875% 04/01/32(a)	5,000,000	4,968,800
Hospitals Total			11,250,867
HEALTH CARE TOTAL			12,404,978
HOUSING – 2.1%
Multi-Family – 1.4%
CA ABAG Finance Authority for Nonprofit Corps.
	Winterland San Francisco,
	Series 2000 B,
	6.250% 08/15/30(a)	2,000,000	2,046,420
Multi-Family Total			2,046,420
Single-Family – 0.7%
CA Department of Veteran Affairs
	Series 2006 A,
	4.500% 12/01/23	1,000,000	972,790
Single-Family Total			972,790
HOUSING TOTAL			3,019,210
INDUSTRIALS – 0.3%
Oil & Gas – 0.3%
CA Roseville Natural Gas Financing Authority
	Series 2007,
	5.000% 02/15/11	500,000	516,330
INDUSTRIALS TOTAL			516,330
OTHER – 12.6%
Other – 1.5%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/16	2,000,000	2,093,560
Other Total			2,093,560
Refunded/Escrowed(b) – 8.3%
CA Department of Water Resources
	Series 1998 T,
	Escrowed to Maturity,
	5.500% 12/01/08	20,000	20,501
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A,
	Pre-refunded 01/01/10,
	7.150% 01/01/13	1,750,000	1,919,733

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
CA Health Facilities Finance Authority
	Cedars-Sinai Medical Center,
	Series 1999 A,
	Pre-refunded 12/01/09,
	6.125% 12/01/19	1,000,000	1,062,300

	Kaiser Permanente,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	5.250% 06/01/12	2,000,000	2,066,640
CA Indian Wells Redevelopment Agency
	Series 2003 A,
	Pre-refunded 09/01/13,
	Insured: AMBAC
	5.000% 09/01/14	1,005,000	1,063,943
CA Infrastructure & Economic Development Bank
	American Center for Wine Food Arts,
	Series 1999,
	Escrowed to Maturity,
	Insured: ACA
	5.250% 12/01/08	1,040,000	1,061,622
CA Los Altos School District
	Series 2001,
	Pre-refunded 08/01/11,
	5.000% 08/01/14	1,290,000	1,345,444
CA Lucia Mar Unified School District
	Series 2004 A,
	Pre-refunded 08/01/14,
	Insured: FGIC
	5.250% 08/01/20	1,230,000	1,326,407
CA San Mateo County Transit District
	Series 1997 A,
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 06/01/13	1,180,000	1,246,741
CA Statewide Communities Development Authority
	Series 1999,
	Escrowed to Maturity,
	6.000% 07/01/09	930,000	947,677
Refunded/Escrowed Total			12,061,008
Tobacco – 2.8%
CA County Tobacco Securitization Agency
	Series 2006,
	(c) 06/01/21 (5.250% 12/01/10)	1,000,000	859,130
CA Golden State Tobacco Securitization Corp.
	Series 2005 A,
	Insured: AMBAC
	5.000% 06/01/14	1,250,000	1,319,712
	Series 2007 A-1,
	5.000% 06/01/33	1,000,000	970,280

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – (continued)
CA Tobacco Securitization Authority of Southern California
	San Diego County Tobacco,
	Series 2006 A1,
	5.000% 06/01/37	1,000,000	964,920
Tobacco Total			4,114,042
OTHER TOTAL			18,268,610
TAX-BACKED – 50.1%
Local Appropriated – 10.4%
CA Anaheim Public Financing Authority
	Series 1997 C,
	Insured: FSA
	6.000% 09/01/11	1,000,000	1,078,880
CA County of Riverside Cerificates of Participation
	Series 2005 A,
	Insured: FGIC
	5.000% 11/01/17	1,465,000	1,544,857
CA County of San Diego Certificates of Participation
	Series 2005,
	Insured: AMBAC
	5.000% 11/15/19	2,030,000	2,129,125
CA Foothill-De Anza Community College District
	Series 2005,
	Insured: FGIC:
	5.250% 08/01/18	1,000,000	1,092,280
	5.250% 08/01/21	1,000,000	1,095,130
CA Kings River Conservative District
	Series 2004,
	5.000% 05/01/14	3,135,000	3,232,342
CA Los Angeles Community Redevelopment Agency
	Series 2005,
	Insured: AMBAC
	5.000% 09/01/15	1,095,000	1,161,773
CA Los Angeles County Capital Asset Leasing Corp.
	Series 2002 B,
	Insured: AMBAC
	6.000% 12/01/12	1,000,000	1,097,200
CA Los Angeles Municipal Improvement Corp.
	Series 2002 G,
	Insured: FGIC
	5.250% 09/01/13	1,500,000	1,600,470

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
CA Sacramento City Financing Authority
	Series 2006,
	Insured: AMBAC
	5.250% 12/01/22	1,000,000	1,090,890
Local Appropriated Total			15,122,947
Local General Obligations – 21.7%
CA Center Community College District
	Series 2004 A,
	Insured: MBIA
	5.250% 08/01/22	965,000	1,031,411
CA Compton Community College District
	Series 2004 A,
	Insured: MBIA
	5.250% 07/01/17	1,330,000	1,421,065
CA Desert Sands Unified School District
	Series 2006,
	Insured:AMBAC
	(d) 06/01/16	1,000,000	681,520
CA East Bay Municipal Utility District
	Series 2003 F,
	Insured: AMBAC
	5.000% 04/01/15	1,000,000	1,049,850
CA Los Angeles Community College District
	Series 2003 B,
	Insured: FSA
	5.000% 08/01/12	500,000	525,810
CA Los Angeles Unified School District
	Series 2006 G,
	Insured: AMBAC
	5.000% 07/01/20	1,000,000	1,054,100
CA Los Gatos Joint Union High School District
	Series 2005,
	Insured: FSA
	5.000% 12/01/17	2,000,000	2,101,320
CA Pajaro Valley Unified School District
	Series 2005,
	Insured: FSA
	5.250% 08/01/18	1,535,000	1,651,046
CA Pasadena Area Community College District
	Series 2006 C,
	Insured: AMBAC
	(d) 08/01/11	2,000,000	1,699,620
CA Rancho Santiago Community College District
	Series 2005,
	Insured: FSA
	5.250% 09/01/19	1,000,000	1,091,220

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED– (continued)
Local General Obligations – (continued)
CA Rescue Unified School District
	Series 2005,
	Insured: MBIA
	(d) 09/01/26	1,100,000	443,047
CA San Bernardino Community College District
	Series 2005,
	Guarantor: PSFG
	5.000% 08/01/17	3,000,000	3,187,140
CA San Diego Community College District
	Series 2005,
	Insured: FSA
	(d) 05/01/15	1,000,000	718,280
CA San Mateo County Community College District
	Series 2006 A,
	Insured: MBIA
	(d) 09/01/15	1,000,000	708,190
CA San Mateo Foster City School Facilities Financing Authority
	Series 2005,
	Insured: FSA
	5.500% 08/15/19	2,000,000	2,232,900
CA San Ramon Valley Unified School District
	Series 2004,
	Insured: FSA
	5.250% 08/01/16	1,800,000	1,930,050
CA Saugus Union School District
	Series 2006,
	Insured: FGIC
	5.250% 08/01/21	1,000,000	1,092,920
CA Simi Valley School Financing Authority
	Series 2018,
	Insured: FSA
	5.000% 07/01/18(e)	1,045,000	1,118,850
CA South San Francisco School District
	Series 2006,
	Insured: MBIA
	5.250% 09/15/20	1,000,000	1,091,760
CA Southwestern Community College District
	Series 2005,
	Insured: FGIC
	5.250% 08/01/17	1,230,000	1,343,111
CA Ventura County Community College District
	Series 2005 B,
	Insured: MBIA
	5.000% 08/01/18	1,000,000	1,054,860

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED– (continued)
Local General Obligations – (continued)
CA West Contra Costa Unified School District
	Series 2005,
	Insured: FGIC
	(d) 08/01/17	1,000,000	643,600
CA William S. Hart Union High School District
	Series 2005 B,
	Insured: FSA
	(d) 09/01/22	2,000,000	989,840
CA Yosemite Community College District
	Series 2005 A,
	Insured: FGIC
	5.000% 08/01/16	2,505,000	2,664,819
Local General Obligations Total			31,526,329
Special Non-Property Tax – 1.0%
CA University
	Series 2003 A,
	Insured: FGIC
	5.000% 11/01/12	1,325,000	1,394,112
Special Non-Property Tax Total			1,394,112
Special Property Tax – 7.1%
CA Culver City Redevelopment Finance Authority
	Series 1993,
	Insured: AMBAC
	5.500% 11/01/14	2,025,000	2,148,586
CA Indian Wells Redevelopment Agency
	Series 2003 A,
	Insured: AMBAC
	5.000% 09/01/14	450,000	472,540
CA Long Beach Bond Finance Authority
	Series 2002 B,
	Insured: AMBAC
	5.500% 11/01/19	1,070,000	1,184,308
CA Oakland Redevelopment Agency
	Series 1992,
	Insured: AMBAC
	5.500% 02/01/14	3,700,000	3,883,446
	Series 2003,
	Insured: FGIC
	5.500% 09/01/12	1,500,000	1,606,770
CA Redwood City Redevelopment Agency
	Series 2003 A,
	Insured: AMBAC
	5.250% 07/15/13	1,000,000	1,065,900
Special Property Tax Total			10,361,550

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
State Appropriated – 5.1%
CA Infrastructure & Economic Development Bank
	California Science Center,
	Series 2006 B,
	Insured: FGIC:
	5.000% 05/01/22	1,360,000	1,417,120
	5.000% 05/01/23	1,240,000	1,290,233
CA Public Works Board
	Series 2005 A,
	5.000% 06/01/15	1,200,000	1,265,580
	Series 2006 A:
	5.000% 04/01/28	1,000,000	1,024,870
	Insured: FGIC
	5.000% 10/01/16	1,000,000	1,065,660
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2004 J,
	Insured: AMBAC
	5.000% 07/01/36(a)	1,255,000	1,309,103
State Appropriated Total			7,372,566
State General Obligations – 4.8%
CA State
	Series 2005,
	5.000% 06/01/11	2,000,000	2,077,180
	Series 2007:
	4.500% 08/01/26	1,000,000	960,800
	5.000% 08/01/18(a)	1,750,000	1,843,118
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	1,000,000	1,110,490
	Series 2004 A,
	5.250% 07/01/19	1,000,000	1,048,620
State General Obligations Total			7,040,208
TAX-BACKED TOTAL			72,817,712
TRANSPORTATION – 1.5%
Airports – 1.5%
CA San Francisco City & County Airports Commission
	Series 2003 B,
	Insured: FGIC
	5.250% 05/01/13	2,000,000	2,128,180
Airports Total			2,128,180
TRANSPORTATION TOTAL			2,128,180

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – 15.2%
Independent Power Producers – 2.2%
CA Sacramento Power Authority
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/15	3,000,000	3,235,530
Independent Power Producers Total			3,235,530
Joint Power Authority – 3.8%
CA Southern California Public Power Authority
	Series 1989,
	6.750% 07/01/13	3,000,000	3,410,880
	Series 2005 A,
	Insured: FSA
	5.000% 01/01/18	2,000,000	2,103,400
Joint Power Authority Total			5,514,280
Municipal Electric – 7.3%
CA Department of Water Resources
	Series 2002 A,
	6.000% 05/01/13	2,375,000	2,593,547
CA Los Angeles Water & Power
	Series 2001 A,
	Insured: MBIA
	5.250% 07/01/15	1,300,000	1,363,518
CA Modesto Irrigation District
	Series 2001 A,
	Insured: FSA
	5.250% 07/01/18	1,185,000	1,238,562
CA Sacramento Municipal Utility District
	Series 2006,
	Insured: MBIA
	5.000% 07/01/15	1,000,000	1,066,510
CA Walnut Energy Center Authority
	Series 2004 A,
	Insured: AMBAC
	5.000% 01/01/16	2,055,000	2,153,702
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 AA,
	Insured: MBIA
	6.250% 07/01/10	2,000,000	2,132,080
Municipal Electric Total			10,547,919
Water & Sewer – 1.9%
CA Clovis Public Financing Authority
	Series 2007,
	Insured: AMBAC
	5.000% 08/01/21	1,000,000	1,049,250
CA Orange County Water District
	Series 2003B
	Insured: MBIA
	5.375% 08/15/17	650,000	691,145
CA Sacramento County Sanitation District
	Series 2006,
	Insured: FGIC
	5.000% 12/01/17	1,000,000	1,064,500
Water & Sewer Total			2,804,895
UTILITIES TOTAL			22,102,624

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
	Total Municipal Bonds (cost of $137,212,577)		136,985,311

		Shares
Investment Company – 4.7%
	Columbia Tax - Exempt Reserves, Capital Class (7 day yield of 3.553%)(f)	6,801,943	6,801,943
	Total Investment Company (cost of $6,801,943)		6,801,943
Municipal Preferred Stock – 1.4%
HOUSING – 1.4%
Multi-Family – 1.4%
Munimae TE Bond Subsidiary LLC
	Series 2004 A-2,
	5.400% 06/30/49(g)	2,000,000	2,000,120
Multi-Family Total			2,000,120
HOUSING TOTAL			2,000,120
	Total Municipal Preferred Stock (cost of $2,000,000)		2,000,120

10

Total Investments – 100.3% (cost of $146,014,520)(h)(i)	145,787,374

Other Assets & Liabilities, Net – (0.3)%	(422,232)

Net Assets – 100.0%	145,365,142

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition or the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2007.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the Fund will begin accruing at this rate.

(d)	Zero coupon bond.

(e)	Security purchased on a delayed delivery basis.

(f)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the value of this security, which is not illiquid, represents 1.4% of net assets.

(h)	Cost for federal income tax purposes is $146,014,520.

(i)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$1,008,919	$(1,236,065)	$(227,146)

Acronym	Name

ACA	ACA Financial Guaranty Corp.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee

11

INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Columbia Georgia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 95.6%
EDUCATION – 10.1%
Education – 9.9%
GA Athens Housing Authority
	Ugaree East Campus Housing,
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/19	1,150,000	1,201,221
GA Atlanta Development Authority
	Georgia State University Foundation,
	Series 2005,
	Insured: XLCA
	5.000% 09/01/35	3,500,000	3,596,635
GA Cobb County Development Authority
	Kennesaw State University Foundation, Inc.,
	Series 2004,
	Insured: MBIA
	5.000% 07/15/19	1,870,000	1,952,261
GA Fulton County Development Authority
	Georgia Tech Foundation Facilities,
	Series 1997 A,
	5.000% 09/01/17	1,735,000	1,763,819
GA Private Colleges & Universities Authority
	Series 2003,
	5.250% 06/01/19	2,250,000	2,362,545
PR University of Puerto Rico
	Series 2006 Q,
	5.000% 06/01/12	1,000,000	1,033,500
Education Total			11,909,981
Prep School – 0.2%
GA Gainesville Redevelopment Authority
	Riverside Military Academy Project,
	Series 2007,
	5.125% 03/01/27	250,000	252,835
Prep School Total			252,835
EDUCATION TOTAL			12,162,816
HEALTH CARE – 12.9%
Hospitals – 12.9%
GA Chatham County Hospital Authority
	Memorial Health University Medical Center,
	Series 2004 A,
	5.375% 01/01/26	1,000,000	1,026,190
	Memorial Medical Center,
	Series 2001 A,
	6.125% 01/01/24	3,000,000	3,173,700
GA Clayton County Hospital Authority
	Good Samaritan Community,
	Series 1998 A,
	Insured: MBIA
	5.250% 08/01/09	1,190,000	1,224,462

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
GA Gainesville & Hall County Hospital Authority
	Northeast Georgia Health System, Inc.,
	Series 2001,
	5.000% 05/15/15	1,000,000	1,034,820
GA Henry County Hospital Authority
	Henry Medical Center, Inc.,
	Series 1999,
	Insured: AMBAC
	6.000% 07/01/29	3,000,000	3,207,450
GA Savannah Hospital Authority
	St. Joseph’s Candler Health Systems,:
	Series 1998 A,
	Insured: FSA:
	5.250% 07/01/11	1,225,000	1,259,606
	5.250% 07/01/12	1,310,000	1,344,296
	Series 1998 B,
	Insured: FSA
	5.250% 07/01/10	1,000,000	1,029,430
GA Tift County Hospital Authority
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/18	2,225,000	2,336,206
Hospitals Total			15,636,160
HEALTH CARE TOTAL			15,636,160
HOUSING – 7.1%
Multi-Family – 6.9%
GA Atlanta Urban Residential Finance Authority
	Series 1998, AMT,
	Guarantor: FNMA
	4.550% 12/01/28	2,000,000	2,012,500
GA Clayton County Housing Authority
	GCC Ventures LLC,
	Series 2001,
	Guarantor: FNMA
	4.350% 12/01/31	3,655,000	3,697,252
GA Cobb County Development Authority
	Kennesaw State University Foundation,
	Series 2004 A,
	Insured: MBIA
	5.250% 07/15/19	2,000,000	2,125,620
GA Lawrenceville Housing Authority
	Knollwood Park LP,
	Series 1997, AMT,
	Guarantor: FNMA
	6.250% 12/01/29	500,000	518,825
Multi-Family Total			8,354,197

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – 0.2%
GA Housing & Finance Authority
	Series 1998 B-3,
	Insured: FHA
	4.400% 06/01/17	190,000	190,262
Single-Family Total			190,262
HOUSING TOTAL			8,544,459
INDUSTRIALS – 3.4%
Food Products – 0.8%
GA Cartersville Development Authority
	Anheuser-Busch Companies, Inc.,
	Series 1997, AMT,
	6.125% 05/01/27	1,000,000	1,011,380
Food Products Total			1,011,380
Forest Products & Paper – 2.6%
GA Richmond County Development Authority
	International Paper Co.,
	Series 2001 A,
	5.150% 03/01/15	3,000,000	3,102,720
Forest Products & Paper Total			3,102,720
INDUSTRIALS TOTAL			4,114,100
OTHER – 20.4%
Other – 4.5%
GA Main Street Natural Gas, Inc.
	Series 2007 A,
	5.000% 03/15/11	5,000,000	5,144,850
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/15	260,000	271,653
Other Total			5,416,503
Pool/Bond Bank – 1.2%
AK Municipal Bond Bank Authority
	Series 2003,
	Insured: MBIA
	5.250% 12/01/17	1,315,000	1,384,564
Pool/Bond Bank Total			1,384,564
Refunded/Escrowed(a) – 13.4%
GA Atlanta Airport Facilities
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.600% 01/01/30	5,000,000	5,247,650
GA Atlanta Water & Wastewater
	Series 1999 A,
	Pre-refunded 05/01/09,
	Insured: FGIC
	5.000% 11/01/38	1,060,000	1,085,376

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
GA Clayton County Water & Sewer Authority
	Series 2000,
	Pre-refunded 05/01/10:
	5.600% 05/01/18	1,000,000	1,052,430
	6.250% 05/01/17	2,000,000	2,139,440
GA Forsyth County School District
	Series 1999,
	Pre-refunded 02/01/10,
	6.000% 02/01/15	2,000,000	2,138,580
GA Fulton County Housing Authority
	Series 1996 A, AMT,
	Pre-refunded 07/01/08,
	6.375% 01/01/27	2,900,000	2,967,802
GA Macon Bibb County Industrial Authority
	Series 1982,
	Escrowed to Maturity,
	9.000% 10/01/07	1,000,000	1,012,900
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1983 D,
	Escrowed to Maturity,
	7.000% 07/01/11	540,000	600,680
Refunded/Escrowed Total			16,244,858
Tobacco – 1.3%
SC Tobacco Settlement Management Authority
	San Diego County Tobacco,
	Series 2001 B,
	6.375% 05/15/28	1,500,000	1,606,050
Tobacco Total			1,606,050
OTHER TOTAL			24,651,975
TAX-BACKED – 17.0%
Local Appropriated – 8.0%
GA Atlanta Public Safety & Judicial Facilities Authority
	Series 2006,
	Insured: FSA
	5.000% 12/01/17	1,310,000	1,386,845
GA College Park Business & Industrial Development Authority
	Series 2005,
	Insured: AMBAC
	5.250% 09/01/19	3,230,000	3,463,658
GA East Point Building Authority
	Series 2000,
	Insured: FSA
	(b) 02/01/18	2,490,000	1,404,958

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
GA Gwinnett County Development Authority
	Series 2004,
	Insured: MBIA
	5.250% 01/01/15	2,000,000	2,133,700
GA Municipal Association, Inc., Certificates of Participation
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/26	1,250,000	1,302,837
Local Appropriated Total			9,691,998
Local General Obligations – 5.1%
GA Barrow County School District
	Series 2006,
	5.000% 02/01/14	1,000,000	1,054,900
GA Chatham County School District
	Series 2002,
	Insured: FSA
	5.250% 08/01/14	1,000,000	1,073,140
GA Cherokee County School Systems
	Series 1993,
	Insured: AMBAC
	5.875% 02/01/09	420,000	429,076
	Series 2001,
	5.250% 08/01/17	1,000,000	1,057,010
GA Paulding County
	Courthouse Government Complex Project,
	Series 2007,
	Insured: FGIC
	5.000% 02/01/21	1,000,000	1,055,300
GA Peach County School District
	Series 1994,
	Insured: MBIA
	6.500% 02/01/08	500,000	507,885
MI Detroit
	Series 2001 B,
	Insured: MBIA
	5.375% 04/01/14	1,000,000	1,053,250
Local General Obligations Total			6,230,561
Special Non-Property Tax – 3.9%
GA Cobb-Marietta County Coliseum & Exhibit Hall Authority
	Series 2005,
	Insured: MBIA
	5.250% 10/01/19	2,430,000	2,626,271
PR Commonwealth Infrastructure Financing Authority
	Series 2006 B
	5.000% 07/01/20	2,000,000	2,061,420
Special Non-Property Tax Total			4,687,691
TAX-BACKED TOTAL			20,610,250

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
TRANSPORTATION – 1.9%
Transportation – 1.9%
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1992 N,
	Insured: MBIA
	6.250% 07/01/18	2,000,000	2,248,420
Transportation Total			2,248,420
TRANSPORTATION TOTAL			2,248,420
UTILITIES – 22.8%
Investor Owned – 2.6%
GA Appling County Development Authority Pollution Control Revenue
	Georgia Power Company,
	Series 2006,
	Insured: AMBAC
	4.400% 07/01/16	1,000,000	1,007,300
GA Monroe County Development Authority
	Georgia Power Co.,
	Series 2001,
	Insured: AMBAC
	4.200% 01/01/12	1,000,000	1,005,050
	Oglethorpe Power Corp.,
	Series 1992,
	6.800% 01/01/12	1,000,000	1,104,340
Investor Owned Total			3,116,690
Joint Power Authority – 2.6%
GA Municipal Electric Authority
	Series 1998 A,
	Insured: MBIA
	5.250% 01/01/13	1,000,000	1,059,700
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	2,000,000	2,095,960
Joint Power Authority Total			3,155,660
Municipal Electric – 1.9%
GA Municipal Electric Authority Power
	Series 1992 B,
	Insured: MBIA
	6.375% 01/01/16	2,000,000	2,314,620
Municipal Electric Total			2,314,620

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – 15.7%
GA Cherokee County Water & Sewer Authority
	Series 1993,
	Insured: MBIA
	5.300% 08/01/09	270,000	273,958
GA Cobb & Marietta County Water Authority
	Series 2000,
	5.125% 11/01/20	1,195,000	1,267,990
GA Columbus County Water & Sewer Revenue
	Series 2003,
	Insured: FSA
	5.250% 05/01/13	1,220,000	1,298,641
	Series 2007,
	Insured: FSA
	5.000% 05/01/26	1,000,000	1,039,770
GA Coweta County Water & Sewage Authority
	Series 2005,
	Insured: FSA
	5.000% 06/01/25	2,505,000	2,680,250
GA Dekalb County Water & Sewer Revenue
	Series 2006 B:
	5.250% 10/01/21	2,000,000	2,189,600
	5.250% 10/01/24	2,000,000	2,198,800
GA Gainesville Water & Sewer Revenue
	Series 2006,
	Insured: FSA
	5.000% 11/15/16	1,000,000	1,066,470
GA Griffin Combined Public Utility Improvement Revenue
	Series 2002,
	Insured: AMBAC
	5.125% 01/01/19	2,585,000	2,725,650
GA Jackson County Water & Sewer Revenue
	Series 2006 A,
	Insured: XLCA
	5.000% 09/01/16	1,030,000	1,097,537
GA Upper Oconee Basin Water Authority
	Series 2005,
	Insured: MBIA:
	5.000% 07/01/17	1,140,000	1,215,799
	5.000% 07/01/22	1,855,000	1,934,505
Water & Sewer Total			18,988,970
UTILITIES TOTAL			27,575,940
	Total Municipal Bonds (cost of $113,935,207)		115,544,120

7

		Shares	Value ($)
Investment Company – 2.8%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 3.553%) (c)	3,335,431	3,335,431

	Total Investment Company (cost of $3,335,431)		3,335,431

	Total Investments – 98.4% (cost of $117,270,638)(d)(e)		118,879,551

	Other Assets & Liabilities, Net – 1.6%		1,958,624

	Net Assets – 100.0%		120,838,175

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(d)	Cost for federal income tax purposes is $117,270,638.

(e)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$2,351,732	$(742,819)	$1,608,913

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Assurance, Inc.

8

INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Columbia Maryland Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 95.6%
EDUCATION – 6.6%
Education – 6.6%
MD Health & Higher Educational Facilities Authority
	College of Notre Dame,
	Series 1998,
	Insured: MBIA
	4.600% 10/01/14	510,000	527,616
	Loyola College,
	Series 2006 A,
	5.125% 10/01/45	5,000,000	5,085,450
MD Industrial Development Financing Authority
	American Center for Physics,
	Series 2001,
	5.250% 12/15/15	1,000,000	1,050,590
MD University System of Maryland
	Series 2006,
	5.000% 10/01/15	3,545,000	3,772,695
MD Westminster Educational Facilities
	McDaniel College, Inc.,
	Series 2006,
	5.000% 11/01/17	500,000	520,100
Education Total			10,956,451
EDUCATION TOTAL			10,956,451
HEALTH CARE – 12.0%
Continuing Care Retirement – 1.8%
MD Baltimore County
	Oak Crest Village, Inc.,
	Series 2007 A,
	5.000% 01/01/27	2,000,000	2,004,500
MD Howard County Retirement Authority
	Series 2007 A,
	5.250% 04/01/27	1,000,000	1,010,100
Continuing Care Retirement Total			3,014,600
Hospitals – 10.2%
MD Baltimore County
	Catholic Health Initiatives,
	Series 2006 A,
	5.000% 09/01/16	1,000,000	1,049,980
MD Health & Higher Educational Facilities Authority
	Carrol Hospital Center Foundation,
	Series 2006,
	4.500% 07/01/26	1,000,000	937,950
	Howard County General Hospital,
	Series 1998,
	Insured: MBIA
	5.000% 07/01/29	1,000,000	1,015,040

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Peninsula Regional Medical Center,
	Series 2006:
	5.000% 07/01/21	1,000,000	1,024,770
	5.000% 07/01/26	4,000,000	4,043,360
	5.000% 07/01/36	2,000,000	2,010,080
	University of Maryland Medical System,
	Series 2006 A,
	5.000% 07/01/31	1,000,000	1,006,850
	Western Maryland Health System,
	Series2006 A,
	Insured: MBIA
	5.000% 07/01/13	1,320,000	1,387,690
MS Hospital Facilities & Equipment Authority
	Forrest County General Hospital,
	Series 2000,
	Insured: FSA:
	5.500% 01/01/24	3,100,000	3,277,661
	5.625% 01/01/20	1,000,000	1,061,360
Hospitals Total			16,814,741
HEALTH CARE TOTAL			19,829,341
HOUSING – 10.1%
Multi-Family – 5.2%
MD Economic Development Corp.
	Collegiate Housing Foundation,
	Series 1999 A:
	5.600% 06/01/10	360,000	365,868
	6.000% 06/01/19	815,000	846,834
	6.000% 06/01/30	1,850,000	1,916,729
	Senior Towson University Project,
	Series 2007 A,
	5.250% 07/01/24	1,185,000	1,212,788
	Series 1999 A,
	5.700% 06/01/12	1,000,000	1,034,890
	Series 2006:
	Insured: CIFG
	5.000% 06/01/17	1,000,000	1,056,850
	Insured: XLCA
	5.000% 07/01/20	600,000	629,256
MD Montgomery County Housing Opportunities Commission Housing Revenue
	Series 2000 A,
	6.100% 07/01/30	1,500,000	1,552,695
Multi-Family Total			8,615,910

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – 4.9%
MD Community Development Administration Department of Housing & Community Development Revenue
	Series 1998 B, AMT,
	Insured: FHA
	4.950% 09/01/11	500,000	508,130
	Series 1998-3, AMT:
	4.500% 04/01/08	3,440,000	3,453,244
	4.700% 04/01/10	1,685,000	1,708,708
	Series 1999 D, AMT,
	5.375% 09/01/24	2,410,000	2,439,884
MD Prince Georges County Housing Authority Mortgage Revenue
	Series 2000 A, AMT,
	Guarantor: GNMA
	6.150% 08/01/19	10,000	10,208
Single-Family Total			8,120,174
HOUSING TOTAL			16,736,084
OTHER – 12.7%
Other – 2.2%
MD Transportation Authority
	Series 2002 A,
	Insured: AMBAC
	4.500% 03/01/15	3,000,000	3,066,990
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/15	520,000	543,306
Other Total			3,610,296
Pool/Bond Bank – 1.2%
TX Water Development Board
	Series 1997,
	5.000% 07/15/12	2,000,000	2,020,960
Pool/Bond Bank Total			2,020,960
Refunded/Escrowed(a) – 9.3%
MD Baltimore
	Series 1997 A,
	Pre-refunded 10/15/07,
	Insured: FGIC
	5.300% 10/15/16	1,740,000	1,782,178
MD Economic Development Corp.
	Collegiate Housing Foundation,
	Series 1999 A:
	Escrowed to Maturity,
	5.300% 06/01/08	495,000	501,653
	Pre-refunded 06/01/09,
	5.600% 06/01/11	575,000	603,480
MD Health & Higher Educational Facilities Authority Revenue
	Johns Hopkins Hospital,
	Series 1979,
	Escrowed to Maturity,
	5.750% 07/01/09	1,000,000	1,037,510

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
	Johns Hopkins University,
	Series 1999,
	Pre-refunded 07/01/09,
	6.000% 07/01/39	4,000,000	4,204,680
MD Howard County
	Series 2000 A,
	Pre-refunded 02/15/08:
	5.250% 02/15/16	280,000	285,426
	5.250% 02/15/17	1,900,000	1,936,822
	5.250% 02/15/18	2,000,000	2,038,760
MD Queen Anne’s County
	Series 2000,
	Pre-refunded 01/15/10,
	Insured: FGIC
	5.250% 01/15/14	1,200,000	1,250,832
MD Transportation Authority
	Series 1978,
	Escrowed to Maturity,
	6.800% 07/01/16	635,000	708,044
MD Washington Suburban Sanitation District
	Series 2000,
	Pre-refunded 06/01/10,
	5.250% 06/01/22	1,000,000	1,038,030
MO St. Louis County
	Series 1989 A, AMT,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.950% 08/01/09	90,000	93,687
Refunded/Escrowed Total			15,481,102
OTHER TOTAL			21,112,358
OTHER REVENUE – 3.6%
Hotels – 3.6%
MD Baltimore
	Baltimore Hotel Corp.,
	Series 2006 A,
	Insured: XLCA:
	5.000% 09/01/32	1,000,000	1,034,890
	5.250% 09/01/17	1,835,000	1,972,644
	5.250% 09/01/20	1,615,000	1,727,646
	5.250% 09/01/21	1,095,000	1,170,522
Hotels Total			5,905,702
OTHER REVENUE TOTAL			5,905,702
RESOURCE RECOVERY – 2.5%
Resource Recovery – 2.5%
MD Northeast Waste Disposal Authority
	Ogden Martin Systems,
	Series 1993 A, AMT,
	6.000% 07/01/07	1,500,000	1,500,135

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
RESOURCE RECOVERY – (continued)
Resource Recovery – (continued)
	Series 2003, AMT,
	Insured: AMBAC
	5.500% 04/01/10	2,500,000	2,594,100
Resource Recovery Total			4,094,235
RESOURCE RECOVERY TOTAL			4,094,235
TAX-BACKED – 42.4%
Local General Obligations – 25.4%
MD Anne Arundel County
	Series 1995,
	5.300% 04/01/10	500,000	500,590
	Series 2006:
	5.000% 03/01/15	2,000,000	2,127,780
	5.000% 03/01/18	3,300,000	3,501,861
MD Baltimore County
	Series 2006,
	5.000% 09/01/15	1,120,000	1,197,112
MD Baltimore
	Series 1989 B,
	Insured: MBIA
	7.050% 10/15/07	1,000,000	1,009,510
	Series 1991 C,
	Insured: FGIC
	6.375% 10/15/07	1,075,000	1,083,213
	Series 1998 B,
	Insured: FGIC
	6.500% 10/15/08	1,000,000	1,016,650
MD Frederick County
	Series 2005,
	5.000% 08/01/14	3,000,000	3,179,310
	Series 2006:
	5.250% 11/01/18	2,005,000	2,197,059
	5.250% 11/01/21	2,500,000	2,754,900
MD Howard County
	Series 2002 A,
	5.250% 08/15/15	795,000	837,215
MD Laurel
	Series 1996 A,
	Insured: FGIC
	5.000% 10/01/11	1,530,000	1,546,631
MD Montgomery County
	Series 1997 A,
	5.375% 05/01/08	1,000,000	1,013,240
	Series 2001,
	5.250% 10/01/14	1,000,000	1,058,870
	Series 2005 A,
	5.000% 07/01/16	3,000,000	3,215,610

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
MD Prince Georges County
	Series 1999,
	Insured: FSA:
	5.000% 10/01/12	65,000	67,207
	5.125% 10/01/16	3,300,000	3,423,057
	Series 2000,
	5.125% 10/01/10	1,000,000	1,038,600
	Series 2001,
	Insured: FGIC:
	5.250% 12/01/11	4,825,000	5,083,089
	5.250% 12/01/12	2,000,000	2,121,400
MD Wicomico County
	Series 1997,
	Insured: MBIA:
	4.800% 12/01/10	1,290,000	1,307,738
	4.900% 12/01/11	1,355,000	1,374,078
	5.000% 12/01/12	1,425,000	1,445,805
Local General Obligations Total			42,100,525
Special Non-Property Tax – 7.9%
MD Baltimore
	Series 1996 A,
	Insured: FGIC
	5.900% 07/01/10	1,725,000	1,821,445
MD Department of Transportation
	Series 2002:
	5.500% 02/01/11	1,265,000	1,332,424
	5.500% 02/01/14	5,000,000	5,426,850
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC
	5.500% 07/01/22	4,000,000	4,493,640
Special Non-Property Tax Total			13,074,359
State Appropriated – 0.6%
MD Stadium Authority Lease Revenue
	Series 1995,
	5.375% 12/15/13	500,000	500,600
NY Transportation Trust Fund Authority
	Series 2006 A,
	5.250% 12/15/19	500,000	538,930
State Appropriated Total			1,039,530
State General Obligations – 8.5%
MD State
	Series 2002 A,
	5.500% 03/01/13	2,245,000	2,422,512
	Series 2003,
	5.250% 03/01/17	4,000,000	4,376,400

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2003 H,
	Insured: AMBAC
	5.500% 07/01/18	3,000,000	3,335,280
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	2,520,000	2,798,435
	Series 2006 A,
	5.250% 07/01/22	1,150,000	1,204,602
State General Obligations Total			14,137,229
TAX-BACKED TOTAL			70,351,643
TRANSPORTATION – 1.4%
Air Transportation – 1.2%
TN Memphis Shelby County Airport Authority
	FedEx Corp.,
	Series 2001,
	5.000% 09/01/09	2,000,000	2,030,280
Air Transportation Total			2,030,280
Transportation – 0.2%
DC Washington Metropolitan Area Transit Authority
	Series 1993,
	Insured: FGIC
	6.000% 07/01/10	350,000	370,961
Transportation Total			370,961
TRANSPORTATION TOTAL			2,401,241
UTILITIES – 4.3%
Investor Owned – 1.5%
KS Burlington
	Kansas City Power & Light,
	Series 1998 K,
	4.750% 09/01/15	1,000,000	1,001,180
MD Prince Georges County
	Potomac Electric Power Co.,
	Series 1995,
	5.750% 03/15/10	1,500,000	1,569,150
Investor Owned Total			2,570,330
Joint Power Authority – 1.3%
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	2,000,000	2,095,960
Joint Power Authority Total			2,095,960
Water & Sewer – 1.5%
MD Baltimore
	Series 2006,
	Insured: AMBAC
	5.000% 07/01/18	1,125,000	1,192,343

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
	Series 2007 DC,
	Insured: AMBAC
	5.000% 07/01/19	1,250,000	1,325,237
Water & Sewer Total			2,517,580
UTILITIES TOTAL			7,183,870
	Total Municipal Bonds (cost of $156,603,022)		158,570,925

		Shares

Investment Company– 3.3%
	Columbia Tax Exempt Reserves, Capital Class (7 day yield of 3.553%) (b)	5,436,257	5,436,257

	Total Investment Company (cost of $5,436,257)		5,436,257

	Total Investments – 98.9% (cost of $162,039,279)(c)(d)		164,007,182

	Other Assets & Liabilities, Net – 1.1%		1,906,936

	Net Assets – 100.0%		165,914,118

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(c)	Cost for federal income tax purposes is $162,039,279.

(d)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

8

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$2,943,358	$(975,455)	$1,967,903

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Assurance, Inc.

9

INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Columbia North Carolina Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.3%

EDUCATION – 4.7%
Education – 4.7%
NC Appalachian State University
	Series 1998,
	Insured: MBIA:
	5.000% 05/15/12	1,000,000	1,045,220
	5.000% 05/15/18	1,000,000	1,022,510
	Series 2005,
	Insured: MBIA
	5.000% 07/15/21	1,485,000	1,551,944
NC Capital Facilities Finance Agency
	Brevard College Corp.,
	Series 2007,
	5.000% 10/01/26	1,000,000	1,002,990
	Johnson & Wales University,
	Series 2003 A,
	Insured: XLCA
	5.250% 04/01/21	1,000,000	1,046,880
NC Raleigh
	North Carolina State University,
	Series 2003 A,
	5.000% 10/01/17	1,000,000	1,049,160
PR University of Puerto Rico
	Series 2006,
	5.000% 06/01/15	2,000,000	2,082,460
Education Total			8,801,164
EDUCATION TOTAL			8,801,164
HEALTH CARE – 12.2%
Continuing Care Retirement – 0.5%
NC Medical Care Commission
	Givens Estate, Inc.,
	Series 2007,
	5.000% 07/01/16	1,000,000	1,021,080
Continuing Care Retirement Total			1,021,080
Hospitals – 11.7%
AZ University Medical Center Corp.
	Series 2004,
	5.250% 07/01/13	1,000,000	1,040,150
NC Albemarle Hospital Authority
	Series 2007,
	5.250% 10/01/21	2,000,000	2,055,740
NC Charlotte-Mecklenburg Hospital Authority
	Carolinas Medical Center,
	Series 1997 A:
	5.000% 01/15/17	2,000,000	2,025,440
	5.125% 01/15/22	3,000,000	3,034,290

1

		Par ($)	Value ($)
Municipal Bonds – (continued)

HEALTH CARE – (continued)
Hospitals – (continued)
NC Medical Care Commission
	Forsyth Memorial Hospital,
	Series 2003 A:
	5.000% 11/01/13	3,000,000	3,118,140
	5.000% 11/01/17	3,500,000	3,599,855
	Novant Health, Inc.,
	Series 1996,
	5.125% 05/01/08	1,715,000	1,716,509
	Wilson Medical Center,
	Series 2007,
	5.000% 11/01/19(a)	3,385,000	3,498,025
NC University of North Carolina Hospitals at Chapel Hill
	Series 1999,
	Insured: AMBAC
	5.250% 02/15/12	1,690,000	1,741,174
Hospitals Total			21,829,323
HEALTH CARE TOTAL			22,850,403
HOUSING – 5.0%
Multi-Family – 2.2%
NC Medical Care Commission
	ARC Project,
	Series 2004 A,
	5.800% 10/01/34	4,000,000	4,186,400
Multi-Family Total			4,186,400
Single-Family – 2.8%
NC Housing Finance Agency
	Series 1994 Y,
	6.300% 09/01/15	225,000	226,940
	Series 1996 A-5, AMT,
	5.550% 01/01/19	1,920,000	1,957,325
	Series 1998 A-2, AMT,
	5.200% 01/01/20	875,000	879,121
	Series 1999 A-3, AMT,
	5.150% 01/01/19	970,000	977,469
	Series 1999 A-6, AMT,
	6.000% 01/01/16	540,000	550,184
	Series 2000 A-8, AMT:
	5.950% 07/01/10	315,000	321,363
	6.050% 07/01/12	235,000	239,507
Single-Family Total			5,151,909
HOUSING TOTAL			9,338,309
INDUSTRIALS – 4.6%
Forest Products & Paper – 4.1%
NC Haywood County Industrial Facilities & Pollution Control Financing Authority
	Champion International Corp.,
	Series 1999, AMT,
	6.400% 11/01/24	4,000,000	4,177,280

2

		Par ($)	Value ($)
Municipal Bonds – (continued)

INDUSTRIALS – (continued)
Forest Products & Paper – (continued)
	International Paper Co.
	Series 2007 A,
	4.150% 03/01/14	3,600,000	3,475,512
Forest Products & Paper Total			7,652,792
Other Industrial Development Bonds – 0.5%
NC Mecklenberg County Industrial Facilities & Pollution Control Financing Authority
	Fluor Corp.,
	Series 1993,
	5.250% 12/01/09	1,005,000	1,005,744
Other Industrial Development Bonds Total			1,005,744
INDUSTRIALS TOTAL			8,658,536
OTHER – 21.5%
Other – 1.2%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B:
	5.000% 12/01/12	2,000,000	2,073,160
	5.000% 12/01/15	260,000	271,653
Other Total			2,344,813
Refunded/Escrowed(b) – 19.2%
NC Appalachian State University
	Series 2003 A,
	Insured: FGIC,
	Pre-refunded 05/01/13,
	5.125% 05/01/18	1,000,000	1,057,480
NC Brunswick County
	Series 2000,
	Insured: FSA,
	Pre-refunded 06/01/10,
	5.500% 06/01/20	1,000,000	1,052,970
NC Charlotte
	Series 2000,
	Pre-refunded 06/01/10,
	5.500% 06/01/12	1,000,000	1,052,970
	Water & Sewer System,
	Series 1999,
	Pre-refunded 06/01/09,
	5.375% 06/01/19	2,545,000	2,640,310
NC Durham Water & Sewer Utility System
	Series 2001,
	Pre-refunded 06/01/11,
	5.250% 06/01/16	1,000,000	1,056,100
NC Eastern Municipal Power Agency
	Series 1986 A,
	Escrowed to Maturity,
	5.000% 01/01/17	2,165,000	2,290,289
	Series 1988 A,
	Pre-refunded 01/01/22,

3

		Par ($)	Value ($)
Municipal Bonds – (continued)

OTHER – (continued)
Refunded/Escrowed(b) – (continued)
	6.000% 01/01/26	1,000,000	1,180,870
NC Greensboro City
	Series 1998 A,
	Pre-refunded 06/01/08,
	5.000% 06/01/18	1,000,000	1,021,140
NC Iredell County Public Facilities Corp.
	Series 2000,
	Insured: AMBAC,
	Pre-refunded 06/01/10,
	5.125% 06/01/18	2,180,000	2,273,108
NC Johnson County
	Series 2000,
	Insured: FGIC,
	Pre-refunded 03/01/10:
	5.500% 03/01/12	1,305,000	1,369,767
	5.500% 03/01/15	1,925,000	2,037,920
	5.500% 03/01/16	2,700,000	2,858,382
NC Medical Care Commission
	Pitt County Memorial Hospital,
	Series 1998 B,
	Pre-refunded 12/01/08:
	4.750% 12/01/28	1,000,000	1,021,460
	5.000% 12/01/18	1,000,000	1,024,890
NC Orange County
	Series 2000,
	Pre-refunded 04/01/10:
	5.300% 04/01/17	1,000,000	1,053,350
	5.300% 04/01/18	3,445,000	3,628,791
NC Pitt County
	Series 2000 B,
	Insured: FSA,
	Pre-refunded 04/01/10:
	5.500% 04/01/25	1,000,000	1,049,540
	5.750% 04/01/16	1,390,000	1,467,854
NC Randolph County
	Series 2000,
	Insured: FSA,
	Pre-refunded 06/01/09:
	5.500% 06/01/14	1,115,000	1,159,310
	5.500% 06/01/15	1,000,000	1,039,740
	5.750% 06/01/22	1,350,000	1,409,845
NC Wake County
	Series 1993,
	Insured: MBIA,
	Escrowed to Maturity,
	5.125% 10/01/26	3,065,000	3,255,858
Refunded/Escrowed Total			36,001,944

4

		Par ($)	Value ($)
Municipal Bonds – (continued)

OTHER – (continued)
Tobacco – 1.1%
NJ Tobacco Settlement Financing Corp.
	Series 2007 1A,
	4.250% 06/01/12	2,000,000	1,981,560
Tobacco Total			1,981,560
OTHER TOTAL			40,328,317
TAX-BACKED – 39.5%
Local Appropriated – 15.1%
NC Burke County
	Series 2006 B,
	Insured: AMBAC
	5.000% 04/01/18	1,425,000	1,501,095
NC Cabarrus County
	Series 2001,
	5.500% 04/01/13	2,000,000	2,133,640
	Series 2007,
	Insured: AMBAC
	5.000% 02/01/13	400,000	418,008
NC Catawba County
	Series 2004,
	Insured: MBIA
	5.250% 06/01/14	1,500,000	1,602,255
NC Chapel Hill
	Series 2005,
	5.250% 06/01/21	1,360,000	1,434,705
NC Chatham County
	Series 2006,
	Insured: AMBAC
	5.000% 06/01/20	1,065,000	1,120,529
NC Concord
	Series 2001 A,
	Insured: MBIA
	5.000% 06/01/17	1,490,000	1,541,524
NC Dare County
	Series 2005,
	Insured: FGIC
	5.000% 06/01/20	3,005,000	3,126,432
NC Gaston County
	Series 2005,
	Insured: MBIA
	5.000% 12/01/15	1,350,000	1,428,071
NC Greenville
	Series 2004,
	Insured: AMBAC
	5.250% 06/01/22	2,180,000	2,296,107
NC Henderson County
	Series 2006 A,
	Insured: AMBAC
	5.000% 06/01/16	1,060,000	1,121,883

5

		Par ($)	Value ($)
Municipal Bonds – (continued)

TAX-BACKED – (continued)
Local Appropriated – (continued)
NC Nash County
	Series 2004,
	Insured: FSA
	5.250% 06/01/17	1,900,000	2,014,247
NC Randolph County
	Series 2003,
	Insured: FSA
	5.000% 06/01/14	2,395,000	2,519,564
	Series 2004,
	Insured: FSA:
	5.000% 06/01/14	1,640,000	1,725,296
	5.000% 06/01/15	1,000,000	1,055,610
	5.000% 06/01/18	1,000,000	1,051,840
NC Sampson County
	Series 2006,
	Insured: FSA
	5.000% 06/01/16	1,000,000	1,059,140
NC Wilmington
	Series 2006 A,
	5.000% 06/01/17	1,005,000	1,059,079
Local Appropriated Total			28,209,025
Local General Obligations – 13.9%
NC Cabarrus County
	Series 2006:
	5.000% 03/01/15	1,000,000	1,061,860
	5.000% 03/01/16	1,000,000	1,065,600
NC Charlotte
	Series 2002 C:
	5.000% 07/01/20	1,570,000	1,629,754
	5.000% 07/01/22	1,265,000	1,306,796
NC Craven County
	Series 2002,
	Insured: AMBAC
	5.000% 05/01/19	1,000,000	1,040,460
NC Cumberland County
	Series 1998,
	Insured: FGIC
	5.000% 03/01/17	1,000,000	1,027,130
NC Forsyth County
	Series 2003 B,
	4.750% 03/01/22	1,945,000	1,977,754
NC Gaston County
	Series 2002,
	Insured: AMBAC
	5.250% 06/01/20	1,500,000	1,584,990

6

		Par ($)	Value ($)
Municipal Bonds – (continued)

TAX-BACKED – (continued)
Local General Obligations – (continued)
NC High Point
	Series 2002,
	Insured: MBIA
	4.500% 06/01/14	1,275,000	1,308,966
NC Iredell County
	Series 2006,
	5.000% 02/01/19	2,420,000	2,550,970
NC Mecklenburg County
	Series 1993,
	6.000% 04/01/11	1,000,000	1,073,000
	Series 2001 A:
	5.000% 04/01/16	1,170,000	1,230,103
	5.000% 04/01/17	2,000,000	2,102,740
NC New Hanover County
	Series 2001:
	4.600% 06/01/14	1,750,000	1,810,182
	5.000% 06/01/17	2,000,000	2,105,380
NC Orange County
	Series 2005 A,
	5.000% 04/01/22	2,000,000	2,095,820
NC Wilmington
	Series 1997 A,
	Insured: FGIC
	5.000% 04/01/11	1,000,000	1,020,870
Local General Obligations Total			25,992,375
Special Non-Property Tax – 3.9%
NC Charlotte Storm Water Fee
	Series 2006,
	5.000% 06/01/17	1,120,000	1,189,664
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003 AA,
	Insured: MBIA
	5.500% 07/01/18	3,500,000	3,891,160
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC
	5.500% 07/01/22	2,000,000	2,246,820
Special Non-Property Tax Total			7,327,644
State Appropriated – 1.0%
NC Infrastructure Finance Corp.
	Series 2004,
	5.250% 11/01/15	1,800,000	1,924,416
State Appropriated Total			1,924,416

7

		Par ($)	Value ($)
Municipal Bonds – (continued)

TAX-BACKED – (continued)
State General Obligations – 5.6%
NC State
	Series 2001 A,
	4.750% 03/01/14	5,000,000	5,196,700
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2002 F,
	Insured: CIFG
	5.250% 07/01/23	2,000,000	2,186,600
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	1,000,000	1,110,490
	Series 2002,
	Insured: FGIC
	5.500% 07/01/13	1,900,000	2,050,822
State General Obligations Total			10,544,612
TAX-BACKED TOTAL			73,998,072
TRANSPORTATION – 0.5%
Airports – 0.5%
NC Charlotte
	Series 1999 B, AMT,
	Insured: MBIA
	6.000% 07/01/24	1,000,000	1,042,100
Airports Total			1,042,100
TRANSPORTATION TOTAL			1,042,100
UTILITIES – 10.3%
Joint Power Authority – 3.6%
NC Eastern Municipal Power Agency
	Series 1993 B,
	Insured: FGIC
	6.000% 01/01/22	3,000,000	3,479,070
	Series 2005,
	Insured: AMBAC
	5.250% 01/01/20	3,000,000	3,199,020
Joint Power Authority Total			6,678,090
Municipal Electric – 1.6%
NC Greenville Utilities Commission
	Series 2000 A,
	Insured: MBIA
	5.500% 09/01/19	1,000,000	1,033,820
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1995 Y,
	Insured: MBIA
	7.000% 07/01/07	1,000,000	1,000,170
	Series 2007 TT,

8

		Par ($)	Value ($)
Municipal Bonds – (continued)

UTILITIES – (continued)
Municipal Electric – (continued)
	5.000% 07/01/22	1,000,000	1,031,790
Municipal Electric Total			3,065,780
Water & Sewer – 5.1%
NC Charlotte
	Series 2006 A,
	5.000% 07/01/19	1,385,000	1,464,707
NC Greensboro City
	Series 2006,
	5.250% 06/01/17	2,000,000	2,174,320
NC Raleigh
	Series 2006 A,
	5.000% 03/01/16	1,500,000	1,597,275
NC Union County
	Series 2003,
	Insured: FSA
	5.000% 06/01/16	1,045,000	1,088,503
NC Winston Salem
	Series 2007 A,
	5.000% 06/01/19	3,000,000	3,182,010
Water & Sewer Total			9,506,815
UTILITIES TOTAL			19,250,685
	Total Municipal Bonds (cost of $182,072,390)		184,267,586

		Shares
Investment Company – 3.2%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 3.553%)(c)	5,922,242	5,922,242
	Total Investment Company (cost of $5,922,242)		5,922,242

9

Total Investments – 101.5% (cost of $187,994,632)(d)(e)	190,189,828

Other Assets & Liabilities, Net – (1.5)%	(2,770,484)

Net Assets – 100.0%	187,419,344

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition or the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Security purchased on a delayed delivery basis.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(d)	Cost for federal income tax purposes is $187,994,632.

(e)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,923,861	$(1,728,665)	$2,195,196

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Assurance, Inc.

10

INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Columbia South Carolina Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 96.6%
EDUCATION – 7.4%
Education – 7.4%
IL Educational Facilities Authority
	DePaul University,
	Series 2003 C,
	Insured: AMBAC
	5.000% 09/01/18	8,650,000	8,737,019
SC Educational Facilities Authority
	Wofford College,
	Series 2007 A,
	5.000% 04/01/36	1,000,000	1,023,190
SC Florence Darlington Commissions for Technical Education
	Series 2005 A,
	Insurer: MBIA:
	5.000% 03/01/18	1,725,000	1,812,302
	5.000% 03/01/20	1,905,000	1,991,259
Education Total			13,563,770
EDUCATION TOTAL			13,563,770
HEALTH CARE – 13.2%
Continuing Care Retirement – 1.2%
SC Jobs Economic Development Authority
	Lutheran Homes of South Carolina, Inc.,
	Series 2007,
	5.375% 05/01/21(a)	1,000,000	992,700
	Episcopal Church Home,
	Series 2007:
	5.000% 04/01/15	525,000	537,500
	5.000% 04/01/16	600,000	613,188
Continuing Care Retirement Total			2,143,388
Hospitals – 12.0%
SC Charleston County Hospital Facility
	Care Alliance Health Services,
	Series 1999 A,
	Insured: FSA:
	5.000% 08/15/12	1,000,000	1,028,940
	5.125% 08/15/15	6,370,000	6,752,964
SC Horry County Hospital Facilities
	Conway Hospital, Series 1998,
	Insured: AMBAC:
	4.750% 07/01/10	1,100,000	1,120,361
	4.875% 07/01/11	1,200,000	1,222,608
SC Jobs Economic Development Authority
	Anderson Area Medical Center,
	Series 1999,
	Insured: FSA
	5.300% 02/01/14	4,375,000	4,496,494

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Georgetown Memorial Hospital,
	Series 2001,
	Insured: RAD
	5.250% 02/01/21	1,250,000	1,288,838
SC Lexington County Health Services
	Lexington Medical Center,
	Series 2003,
	5.500% 11/01/23	2,000,000	2,074,500
	Lexmed, Inc.,
	Series 1997,
	Insured: FSA
	5.125% 11/01/21	3,000,000	3,074,160
SC Spartanburg County Health Services District
	Series 1997 B,
	Insured: MBIA
	5.125% 04/15/17	1,000,000	1,008,030
Hospitals Total			22,066,895
HEALTH CARE TOTAL			24,210,283
INDUSTRIALS – 3.1%
Forest Products & Paper – 3.1%
SC Georgetown County Environmental Control
	International Paper Co.,
	Series 1997 A, AMT,
	5.700% 10/01/21	500,000	510,220
SC Georgetown County Pollution Control
	International Paper Co.,
	Series 1999 A,
	5.125% 02/01/12	5,000,000	5,118,700
Forest Products & Paper Total			5,628,920
INDUSTRIALS TOTAL			5,628,920
OTHER – 9.0%
Other – 0.2%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/15	260,000	271,653
Other Total			271,653
Refunded/Escrowed(b) – 6.8%
SC Berkeley County Water & Sewer
	Series 2003,
	Pre-refunded 01/03/13,
	Insured: MBIA
	5.250% 06/01/19	845,000	899,266
SC Charleston County Hospital Facility
	Series 1992,
	Escrowed to Maturity,
	Insured: MBIA
	6.000% 10/01/09	770,000	771,278

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
SC Georgetown County School District
	Series 2000,
	Pre-refunded 03/01/11,
	5.250% 03/01/19	1,000,000	1,043,630
SC Jobs-Economic Development Authority
	Palmetto Health Alliance,
	Series 2000 A,
	Pre-refunded 12/12/10,
	7.125% 12/15/15	5,500,000	6,136,680
SC Lexington Water & Sewer Authority
	Series 1997,
	Pre-refunded 10/01/14,
	Insured: RAD
	5.450% 04/01/19	2,000,000	2,066,900
SC Medical University of South Carolina
	Series 1999,
	Escrowed to Maturity,
	5.500% 07/01/09	1,575,000	1,623,164
Refunded/Escrowed Total			12,540,918
Tobacco – 2.0%
SC Tobacco Settlement Management Authority

	Series 2001 B,
	6.375% 05/15/28	3,500,000	3,747,450
Tobacco Total			3,747,450
OTHER TOTAL			16,560,021
RESOURCE RECOVERY – 2.2%
Resource Recovery – 2.2%
SC Charleston County Resources Recovery
	Foster Wheeler Charleston,
	Series 1997, AMT,
	Insured: AMBAC
	5.250% 01/01/10	4,000,000	4,114,240
Resource Recovery Total			4,114,240
RESOURCE RECOVERY TOTAL			4,114,240
TAX-BACKED – 31.3%
Local Appropriated – 16.6%
SC Berkeley County School District
	Series 2006:
	5.000% 12/01/21	2,000,000	2,065,180
	5.000% 12/01/22	3,545,000	3,657,767
SC Charleston County Certificates of Participation
	Series 2005,
	Insured: MBIA
	5.125% 06/01/17	2,470,000	2,610,938

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
SC Charleston Educational Excellence Financing Corp.
	Series 2005,
	5.250% 12/01/26	3,000,000	3,147,600
	Series 2006,
	5.000% 12/01/19	2,000,000	2,080,860
SC Dorchester County School District No. 002
	Series 2004,
	5.250% 12/01/29	1,000,000	1,035,990
	Series 2006,
	5.000% 12/01/30	1,000,000	1,021,830
SC Greenville County School District I
	Series 2003,
	5.250% 12/01/16	4,625,000	4,877,618
	Series 2006:
	5.000% 12/01/15	3,290,000	3,465,916
	Insured: FSA
	5.000% 12/01/15	500,000	526,010
SC Hilton Head Island Public Facilities Corp.
	Series 2006,
	Insured: MBIA
	5.000% 08/01/14	1,600,000	1,687,552
SC Newberry Investing in Educational School District
	Series 2005,
	5.250% 12/01/15	1,265,000	1,320,938
SC Scago Educational Facilities Corp. for Colleton School District
	Series 2006:
	5.000% 12/01/14	1,325,000	1,386,957
	Insured: FSA
	5.000% 12/01/11	1,500,000	1,558,350
Local Appropriated Total			30,443,506
Local General Obligations – 10.5%
IL Chicago
	Series 2001 A,
	Insured: MBIA
	5.500% 01/01/14	655,000	692,322
SC Anderson County School District No. 004
	Series 2005,
	Insured: FSA
	5.250% 03/01/19	1,115,000	1,194,934

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
SC Berkeley County School District
	Series 2006,
	Insured: FSA
	5.000% 01/15/18 SCH	3,000,000	3,205,350
SC Dorchester County
	Series 2006 A,
	Insurer: XLCA
	5.000% 05/01/15	1,000,000	1,062,040
SC Hilton Head Island Public Facilities Corp.
	Series 2002 A,
	Insured: AMBAC
	5.000% 12/01/16	1,825,000	1,934,518
	Series 2005 A,
	Insured: AMBAC
	5.000% 12/01/17	1,960,000	2,076,052
SC Richland County School District No. 001
	Series 2001 A,
	5.250% 03/01/19	3,570,000	3,730,400
SC Spartanburg County School District No. 007
	Series 2001:
	4.125% 03/01/13	1,240,000	1,248,370
	5.000% 03/01/18	2,000,000	2,127,300
	5.000% 03/01/21	1,940,000	2,044,857
Local General Obligations Total			19,316,143
Special Non-Property Tax – 3.6%
IL Metropolitan Pier & Exposition Authority
	Series 2002 B,
	Insured: MBIA
	5.750% 06/15/23	2,000,000	2,151,900
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC
	5.500% 07/01/22	2,505,000	2,814,142
SC Hilton Head Island Public Facilities Corp.
	Series 2002,
	Insured: MBIA
	5.250% 12/01/16	1,440,000	1,522,670
Special Non-Property Tax Total			6,488,712
State General Obligations – 0.6%
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	1,000,000	1,110,490
	State General Obligations Total		1,110,490
	TAX-BACKED TOTAL		57,358,851

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
TRANSPORTATION – 4.7%
Transportation – 4.7%
SC Transportation Infrastructure Bank
	Series 2005 A,
	Insured: FSA
	5.250% 10/01/20	7,880,000	8,613,155
Transportation Total			8,613,155
TRANSPORTATION TOTAL			8,613,155
UTILITIES – 25.7%
Investor Owned – 2.0%
SC Jobs-Economic Development Authority
	South Carolina Electric & Gas Co.,
	Series 2002, AMT,
	Insured: AMBAC
	4.200% 11/01/12	3,615,000	3,623,929
Investor Owned Total			3,623,929
Joint Power Authority – 8.1%
SC Public Service Authority
	Series 1999 A,
	Insured: MBIA
	5.625% 01/01/13	2,000,000	2,097,800
	Series 2001 A,
	Insured: FSA
	5.250% 01/01/18	1,615,000	1,694,345
	Series 2002 A,
	Insured: FSA
	5.500% 01/01/17	1,480,000	1,581,868
	Series 2002 D,
	Insured: FSA
	5.000% 01/01/18	2,000,000	2,071,940
	Series 2006 C,
	Insured: FSA
	5.000% 01/01/15	1,000,000	1,058,300
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	3,000,000	3,143,940
WA Energy Northwest
	Series 2002 A,
	Insured: MBIA
	5.500% 07/01/17	3,000,000	3,190,410
Joint Power Authority Total			14,838,603

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – 2.8%
SC Rock Hill Utility System
	Series 2003 A,
	Insured: FSA:
	5.250% 01/01/13	2,350,000	2,492,669
	5.375% 01/01/19	1,500,000	1,586,580
SC Winnsboro Utility
	Series 1999,
	Insured: MBIA
	5.250% 08/15/13	1,020,000	1,087,952
Municipal Electric Total			5,167,201
Water & Sewer – 12.8%
SC Berkeley County Water & Sewer
	Series 2003,
	Insured: MBIA
	5.250% 06/01/19	155,000	163,283
SC Camden Public Utility
	Series 1997,
	Insured: MBIA
	5.500% 03/01/17	50,000	51,063
SC Columbia Water & Sewer Systems
	Series 1993,
	5.500% 02/01/09	7,000,000	7,182,630
SC Greenville Waterworks
	Series 2002,
	5.250% 02/01/14	1,555,000	1,634,305
SC Mount Pleasant Water & Sewer
	Series 2002,
	Insured: FGIC:
	5.250% 12/01/16	1,980,000	2,093,672
	5.250% 12/01/18	1,270,000	1,335,278
SC North Charleston Water & Sewer District
	Series 2002,
	Insured: FSA
	5.500% 07/01/17	3,040,000	3,249,243
SC Western Carolina Regional Sewer Authority
	Series 2005 B,
	Insured: FSA:
	5.250% 03/01/16	6,250,000	6,754,125
	5.250% 03/01/19	1,000,000	1,084,490
Water & Sewer Total			23,548,089
UTILITIES TOTAL			47,177,822
	Total Municipal Bonds (cost of $175,044,887)		177,227,062

7

		Shares	Value ($)
Investment Company – 2.9%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 3.553%) (c)	5,259,053	5,259,053

	Total Investment Company (cost of $5,259,053)		5,259,053

	Total Investments – 99.5% (cost of $180,303,940)(d)(e)		182,486,115

	Other Assets & Liabilities, Net – 0.5%		868,436

	Net Assets – 100.0%		183,354,551

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition or the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Security purchased on a delayed delivery basis.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(d)	Cost for federal income tax purposes is $180,303,940.

(e)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,042,095	$(859,920)	$2,182,175

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
XLCA	XL Capital Assurance, Inc.

8

INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Columbia Virginia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.9%
EDUCATION – 2.0%
Education – 2.0%
VA Amherst Industrial Development Authority
	Sweet Briar Institute,
	Series 2006,
	5.000% 09/01/26	1,000,000	1,005,050
VA College Building Authority
	Regent University,
	Series 2006,
	5.000% 06/01/21	1,100,000	1,109,416
	Roanoke College,
	Series 2007,
	5.000% 04/01/23	1,000,000	1,033,470
	University of Richmond,
	Series 2002 A,
	5.000% 03/01/32	1,500,000	1,525,890
	Washington & Lee University,
	Series 2006,
	5.000% 01/01/15	610,000	646,374
VA Roanoke County Industrial Development Authority
	Hollins College,
	Series 1998,
	5.200% 03/15/17	1,115,000	1,138,114
Education Total			6,458,314
EDUCATION TOTAL			6,458,314
HEALTH CARE – 8.5%
Continuing Care Retirement – 1.7%
VA Fairfax County Economic Development Authority
	Goodwin House, Inc.,
	Series 2007,
	5.000% 10/01/22	2,500,000	2,521,775
	Greenspring Village, Inc.,
	Series 2006 A,
	4.750% 10/01/26	2,000,000	1,926,520
VA Henrico County Economic Development Authority
	Westminster-Canterbury,
	Series 2006,
	5.000% 10/01/22	1,000,000	1,002,860
Continuing Care Retirement Total			5,451,155
Hospitals – 6.8%
AZ University Medical Center Corp. Hospital Revenue
	Series 2004,
	5.250% 07/01/14	1,000,000	1,044,030
MS Hospital Facilities & Equipment Authority
	Forrest County General Hospital,
	Series 2000,
	Insured: FSA
	5.625% 01/01/20	1,285,000	1,363,848

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
VA Fairfax County Industrial Development Authority
	Inova Health Systems,
	Series 1993,
	Insured: MBIA
	5.250% 08/15/19	1,000,000	1,077,220
VA Fredericksburg Economic Development Authority
	Medicorp Health Systems
	Series 2007:
	5.250% 06/15/18	3,000,000	3,140,010
	5.250% 06/15/20	6,495,000	6,780,845
VA Medical College of Virginia Hospital Authority
	University Health Services,
	Series 1998,
	Insured: MBIA
	4.800% 07/01/11	1,000,000	1,020,450
VA Roanoke Industrial Development Authority
	Carilion Health Center,
	Series 2002 A,
	Insured: MBIA
	5.250% 07/01/12	4,000,000	4,204,400
VA Stafford County Economic Development Authority Hospital Facilities
	Series 2006,
	5.250% 06/15/24	1,000,000	1,030,240
VA Winchester Industrial Development Authority Hospital Revenue,
	Series 2007,
	5.000% 01/01/26	1,250,000	1,272,725
WI Health & Educational Facilities Authority
	Agnesian Healthcare, Inc.,
	Series 2001,
	6.000% 07/01/21	1,000,000	1,046,960
Hospitals Total			21,980,728
HEALTH CARE TOTAL			27,431,883
HOUSING – 2.7%
Multi-Family – 2.7%
VA Housing Development Authority
	Series 2000 B, AMT,
	5.875% 08/01/15	2,655,000	2,731,676
VA Suffolk Redevelopment & Housing Authority
	WindsorFieldstone LP,
	Series 2001,
	4.850% 07/01/31	5,800,000	5,977,538
	Multi-Family Total		8,709,214
	HOUSING TOTAL		8,709,214

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
INDUSTRIALS – 1.5%
Chemicals – 0.2%
VA Giles County Industrial Development Authority
	Hoechst Celanese Corp.,
	Series 1995, AMT,
	5.950% 12/01/25	550,000	553,031
Chemicals Total			553,031
Forest Products & Paper – 1.3%
AL Mobile Industrial Development Board Pollution Control Revenue
	International Paper Co.,
	Series 1998 B,
	4.750% 04/01/10	2,250,000	2,264,557
GA Richmond County Development Authority
	International Paper Co.,
	Series 2001 A,
	5.150% 03/01/15	1,450,000	1,499,648
MS Warren County Environmental Improvement
	International Paper Co.,
	Series 2000 A, AMT,
	6.700% 08/01/18	500,000	529,245
Forest Products & Paper Total			4,293,450
INDUSTRIALS TOTAL			4,846,481
OTHER – 22.9%
Other – 4.3%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B:
	5.000% 12/01/12	3,000,000	3,109,740
	5.000% 12/01/14	560,000	584,377
VA Norfolk Parking Systems Revenue
	Series 2005 A,
	Insured: MBIA
	5.000% 02/01/21	5,170,000	5,391,845
VA Virginia Beach Development Authority
	Series 2005 A,
	5.000% 05/01/21	4,465,000	4,661,817
Other Total			13,747,779
Pool/Bond Bank – 7.1%
AK Municipal Bond Bank Authority
	Series 2003,
	Insured: MBIA
	5.250% 12/01/18	1,385,000	1,456,604

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
VA Resources Authority Airports Revenue
	Series 2001 A,
	5.250% 08/01/18	1,205,000	1,246,693
VA Resources Authority Clean Water Revenue
	Series 2005:
	5.500% 10/01/19 (a)	5,180,000	5,830,194
	5.500% 10/01/21	6,475,000	7,333,261
VA Resources Authority Infrastructure Revenue
	Pooled Financing Program:
	Series 2002 B,
	5.000% 11/01/13	1,175,000	1,237,663
	Series 2003:
	5.000% 11/01/18	1,075,000	1,119,935
	5.000% 11/01/19	1,125,000	1,170,124
	5.000% 11/01/21	1,185,000	1,230,504
	5.000% 11/01/22	1,100,000	1,138,148
	Series 2005 B,
	5.000% 11/01/18	1,030,000	1,085,929
Pool/Bond Bank Total			22,849,055
Refunded/Escrowed(b) – 11.5%
AZ School Facilities Board
	Series 2002,
	Pre-refunded 07/01/12,
	5.250% 07/01/14	2,030,000	2,144,066
FL Miami-Dade County Health Authority
	Series 2001 A,
	Escrowed to Maturity,
	Insured: AMBC
	4.375% 08/15/10	1,195,000	1,208,707
TX Trinity River Authority Water Revenue
	Series 2003,
	Pre-refunded 02/01/13,
	Insured: MBIA
	5.500% 02/01/14	2,795,000	3,000,125
VA Arlington County Industrial Development Authority
	Virginia Hospital Center,
	Series 2001,
	Pre-refunded 07/01/11,
	5.500% 07/01/13	1,000,000	1,063,540
VA Fairfax County Water & Sewer Authority
	Series 2000,
	Pre-refunded 04/01/10,
	5.625% 04/01/25	3,000,000	3,161,550

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
VA Loudoun County
	Series 2001 C,
	Pre-refunded 11/01/11,
	5.000% 11/01/14	510,000	536,066
VA Montgomery County Industrial Development Authority
	Series 2000 B,
	Pre-refunded 01/15/11,
	Insured: AMBAC
	5.500% 01/15/22	2,000,000	2,117,600
VA Norfolk
	Series 1998,
	Pre-refunded 07/01/08,
	Insured: FGIC
	5.000% 07/01/13	475,000	485,521
VA Resources Authority Infrastructure Revenue
	Pooled Financing Program,
	Series 2000 A,
	Pre-refunded 05/01/11,
	Insured: MBIA:
	5.500% 05/01/21	1,070,000	1,138,480
	5.500% 05/01/22	1,120,000	1,191,680
VA Richmond
	Series 1999 A,
	Pre-refunded 01/15/10,
	Insured: FSA
	5.000% 01/15/19	2,855,000	2,958,094
VA Tobacco Settlement Financing Corp.
	Series 2005:
	Refunded to various dates / prices:
	5.250% 06/01/19	4,000,000	4,145,840
	5.500% 06/01/26	4,250,000	4,573,850
VA Virginia Beach Water & Sewer Revenue
	Series 2000,
	Pre-refunded 08/01/10:
	5.250% 08/01/17	1,790,000	1,860,150
	5.250% 08/01/18	1,935,000	2,010,833
	5.250% 08/01/19	2,035,000	2,114,751
VA Virginia Beach
	Series 2000,
	Pre-refunded 03/01/10,
	5.500% 03/01/17	3,060,000	3,211,868
Refunded/Escrowed Total			36,922,721
OTHER TOTAL			73,519,555
RESOURCE RECOVERY – 2.3%
Disposal – 1.2%
VA Arlington County Industrial Development Authority
	Ogden Martin Systems of Union,
	Series 1998 B, AMT,
	Insured: FSA
	5.250% 01/01/10	1,855,000	1,893,788

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
RESOURCE RECOVERY – (continued)
Disposal – (continued)
VA Southeastern Public Service Authority
	Series 1993 A,
	Insured: MBIA
	5.100% 07/01/08	2,000,000	2,027,180
Disposal Total			3,920,968
Resource Recovery – 1.1%
VA Fairfax County Economic Development Authority
	Series 1998 A, AMT,
	Insured: AMBAC
	6.050% 02/01/09	3,385,000	3,492,541
Resource Recovery Total			3,492,541
RESOURCE RECOVERY TOTAL			7,413,509
TAX-BACKED – 50.9%
Local Appropriated – 9.0%
VA Arlington County Industrial Development Authority
	Series 2004:
	5.000% 08/01/17	1,205,000	1,269,118
	5.000% 08/01/18	1,205,000	1,262,021
VA Bedford County Economic Development Authority
	Series 2006,
	Insured: MBIA
	5.000% 05/01/15	1,230,000	1,302,914
VA Fairfax County Economic Development Authority
	Series 2003,
	5.000% 05/15/15	6,260,000	6,628,401
	Series 2005 I-A,
	5.000% 04/01/19	1,380,000	1,445,826
	Series 2005,
	5.000% 01/15/24	2,315,000	2,398,803
VA Hampton Roads Regional Jail Authority
	Series 2004,
	Insured: MBIA:
	5.000% 07/01/14	1,750,000	1,846,145
	5.000% 07/01/15	1,685,000	1,772,334
	5.000% 07/01/16	1,930,000	2,025,245
VA James City County Economic Development Authority
	Series 2006,
	Insured: FSA
	5.000% 06/15/23	2,000,000	2,092,620
VA New Kent County Economic Development Authority
	Series 2006,
	Insured: FSA:
	5.000% 02/01/15	1,000,000	1,056,010
	5.000% 02/01/21	2,075,000	2,176,426

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
VA Prince William County Industrial Development Authority
	Series 2005,
	5.250% 02/01/17	1,115,000	1,202,751
	Series 2006 A,
	Insured: AMBAC:
	5.000% 09/01/17	800,000	846,192
	5.000% 09/01/21	1,625,000	1,701,586
Local Appropriated Total			29,026,392
Local General Obligations – 18.7%
VA Arlington County
	Series 1993,
	6.000% 06/01/12	3,285,000	3,589,585
	Series 2006,
	5.000% 08/01/17	4,000,000	4,273,240
VA Chesapeake
	Series 1998,
	4.650% 08/01/11	1,000,000	1,020,720
VA Hampton
	Series 2004,
	5.000% 02/01/15	1,275,000	1,342,728
	Series 2005 A,
	Insured: FGIC
	5.000% 04/01/18	1,500,000	1,582,695
VA Leesburg
	Series 2006 B,
	Insured: MBIA
	5.000% 09/15/17	1,145,000	1,225,860
VA Loudoun County
	Series 1998 B,
	5.250% 12/01/15	1,000,000	1,087,260
	Series 2005 A,
	5.000% 07/01/14	4,000,000	4,252,320
VA Newport News
	Series 2006 B:
	5.250% 02/01/18	3,030,000	3,302,276
	5.250% 02/01/19	2,365,000	2,579,576
	Series 2007 B,
	5.250% 07/01/20(c)	2,000,000	2,185,680
VA Norfolk
	Series 1998,
	Insured: FGIC:
	5.000% 07/01/11	2,450,000	2,501,842
	5.000% 07/01/13	525,000	536,109
	Series 2002 B,
	Insured: FSA
	5.250% 07/01/11	2,000,000	2,098,480
	Series 2005,
	Insured: MBIA
	5.000% 03/01/15	5,070,000	5,383,630

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
VA Portsmouth
	Series 2001 A,
	Insured: FGIC
	5.500% 06/01/17	1,030,000	1,045,501
	Series 2003,
	Insured: FSA:
	5.000% 07/01/17	4,385,000	4,635,515
	5.000% 07/01/19	2,060,000	2,157,850
	Series 2006 A,
	Insured: MBIA
	5.000% 07/01/16	1,000,000	1,067,200
VA Richmond
	Series 2002,
	Insured: FSA
	5.250% 07/15/11	2,150,000	2,258,403
	Series 2005 A,
	Insured: FSA
	5.000% 07/15/15	8,840,000	9,417,164
VA Virginia Beach
	Series 2004 B:
	5.000% 05/01/13	1,305,000	1,372,286
	5.000% 05/01/17	1,000,000	1,067,450
Local General Obligations Total			59,983,370
Special Non-Property Tax – 8.7%
IL Metropolitan Pier & Exposition Authority
	Series 2002 B,
	Insured: MBIA
	5.250% 06/15/11	4,500,000	4,702,410
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC:
	5.500% 07/01/19	5,000,000	5,573,000
	5.500% 07/01/22	5,000,000	5,617,050
VA Greater Richmond Convention Center Authority
	Series 2005,
	Insured: MBIA:
	5.000% 06/15/15	2,480,000	2,623,518
	5.000% 06/15/18	3,800,000	3,999,918
	5.000% 06/15/25	3,000,000	3,115,650

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
VA Reynolds Crossing Community Development Authority
	Series 2007,
	5.100% 03/01/21	2,150,000	2,151,741
Special Non-Property Tax Total			27,783,287
Special Property Tax – 0.9%
VA Fairfax County Economic Development Authority
	Series 2004,
	Insured: MBIA
	5.000% 04/01/24	2,865,000	2,966,020
Special Property Tax Total			2,966,020
State Appropriated – 12.7%
VA Biotechnology Research Park Authority
	Series 2001,
	5.125% 09/01/16	1,100,000	1,144,484
VA College Building Authority
	Series 2002 A,
	5.000% 02/01/15	1,270,000	1,320,508
	Series 2004 A,
	5.000% 02/01/17	3,650,000	3,833,339
	Series 2006 A:
	5.000% 09/01/13	2,000,000	2,107,980
	5.000% 09/01/14	2,925,000	3,095,732
VA Port Authority
	Series 2003, AMT,
	Insured: MBIA:
	5.125% 07/01/14	1,360,000	1,430,611
	5.125% 07/01/15	1,430,000	1,501,386
	5.250% 07/01/17	1,585,000	1,667,626
VA Public Building Authority
	Series 2002 A,
	5.000% 08/01/14	2,790,000	2,915,132
	Series 2005 C,
	5.000% 08/01/14	3,900,000	4,120,779
	Series 2006 A,
	5.000% 08/01/15	6,775,000	7,199,589
VA Public School Financing Authority
	Series 1998 A,
	4.875% 08/01/14	1,445,000	1,474,464
	Series 2004 C,
	5.000% 08/01/16	8,425,000	8,987,284
State Appropriated Total			40,798,914
State General Obligations – 0.9%
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	2,000,000	2,220,980

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
VA State
	Series 2004 B,
	5.000% 06/01/15	725,000	768,080
State General Obligations Total			2,989,060
TAX-BACKED TOTAL			163,547,043
TRANSPORTATION – 1.3%
Air Transportation – 0.6%
TN Memphis Shelby County Airport Authority
	FedEx Corp.,
	Series 2001,
	5.000% 09/01/09	2,000,000	2,030,280
Air Transportation Total			2,030,280
Airports – 0.3%
DC Metropolitan Airport Authority
	Series 1998 B, AMT,
	Insured: MBIA
	5.250% 10/01/10	1,000,000	1,023,930
Airports Total			1,023,930
Toll Facilities – 0.4%
VA Richmond Metropolitan Authority
	Series 1998,
	Insured: FGIC
	5.250% 07/15/17	1,000,000	1,067,920
Toll Facilities Total			1,067,920
TRANSPORTATION TOTAL			4,122,130
UTILITIES – 5.8%
Joint Power Authority – 1.0%
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	2,000,000	2,095,960
WA Energy Northwest Electric
	Series 2002 A,
	Insured: MBIA
	5.750% 07/01/18	1,000,000	1,073,050
Joint Power Authority Total			3,169,010
Water & Sewer – 4.8%
VA Fairfax County Water Authority
	Series 2005 B,
	5.250% 04/01/19	1,835,000	2,010,408
VA Newport News Water Revenue
	Series 2007,
	Insured: FSA
	5.000% 06/01/19	1,035,000	1,096,934

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
VA Norfolk
	Series 1995,
	Insured: MBIA
	5.700% 11/01/10	2,000,000	2,012,200
VA Resources Authority
	Series 1998:
	5.000% 05/01/18	2,970,000	3,022,272
	5.000% 05/01/22	2,000,000	2,032,800
VA Richmond Public Utility Revenue
	Series 2007,
	Insured: FSA
	4.500% 01/15/21	1,000,000	998,970
VA Upper Occoquan Sewage Authority
	Series 1995 A,
	Insured: MBIA
	5.150% 07/01/20	1,295,000	1,398,406
	Series 2005,
	Insured: FSA
	5.000% 07/01/21	2,640,000	2,758,589
Water & Sewer Total			15,330,579
UTILITIES TOTAL			18,499,589
	Total Municipal Bonds (cost of $314,763,155)		314,547,718

		Shares
Investment Company – 0.9%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 3.553%)(d)	2,787,201	2,787,201

	Total Investment Company (cost of $2,787,201)		2,787,201

11

Total Investments – 98.8% (cost of $317,550,356)(e)(f)	317,334,919

Other Assets & Liabilities, Net – 1.2%	3,853,945

Net Assets – 100.0%	321,188,864

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition or the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	A portion of this security with a market value of $169,882 is pledged as collateral for open futures contracts.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Security, or a portion thereof, purchased on a delayed delivery basis.

(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(e)	Cost for federal income tax purposes is $317,550,356.

(f)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$3,426,079	$(3,641,516)	$(215,437)

At June 30, 2007, the Fund held the following open long futures contract:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	105	$11,098,828	$11,105,732	Sept-2007	$(6,904)

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.

12

INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Columbia Large Cap Core Fund

		Value ($)
Investment Company – 100.1%
	Investment in Columbia Funds Master Investment Trust, LLC, Columbia Large Cap Core Master Portfolio*	1,722,290,581

	Total Investments – 100.1%	1,722,290,581

	Other Assets & Liabilities, Net – (0.1)%	(2,147,729)

	Net Assets – 100.0%	1,720,142,852

*

The investment portfolio of the Columbia Large Cape Core Master Portfolio is included on Form N-Q of Columbia Funds Master Investment Trust, LLC. Columbia Large Cap Core Fund invests only in Columbia Large Cap Core Master Portfolio. At June 30, 2007, Columbia Large Cap Core Fund owned 93.7% of Columbia Large Cap Core Master Portfolio. Columbia Large Cap Core Master Portfolio was invested in the following sectors at June 30, 2007:

% of
Sector	Net Assets
Financials	20.7
Information Technology	15.5
Health Care	12.2
Industrials	11.8
Energy	10.3
Consumer Discretionary	10.0
Consumer Staples	9.2
Telecommunication Services	3.6
Utilities	3.5
Materials	3.0
99.8
Securities Lending Collateral	6.2
Short-Term Obligation	0.1
Other Assets & Liabilities, Net	(6.1)
100.0

1

INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Columbia Asset Allocation Fund II

		Shares	Value ($)*
Common Stocks – 63.3%
CONSUMER DISCRETIONARY – 7.0%
Automobiles – 0.2%
	General Motors Corp.	6,500	245,700
	Harley-Davidson, Inc.	1,800	107,298
Automobiles Total			352,998
Diversified Consumer Services – 0.2%
	Apollo Group, Inc., Class A (a)	3,500	204,505
	ITT Educational Services, Inc. (a)	600	70,428
Diversified Consumer Services Total			274,933
Hotels, Restaurants & Leisure – 2.0%
	Brinker International, Inc.	27,500	804,925
	Burger King Holdings, Inc.	9,500	250,230
	Darden Restaurants, Inc.	9,300	409,107
	McDonald’s Corp.	22,500	1,142,100
	Wyndham Worldwide Corp. (a)	3,400	123,284
	Yum! Brands, Inc.	9,800	320,656
Hotels, Restaurants & Leisure Total			3,050,302
Household Durables – 0.6%
	NVR, Inc. (a)	1,300	883,675
Household Durables Total			883,675
Internet & Catalog Retail – 0.1%
	Liberty Media Holding Corp., Interactive Series A (a)	300	6,699
	NutriSystem, Inc. (a)	1,400	97,776
Internet & Catalog Retail Total			104,475
Media – 1.7%
	CBS Corp., Class B	12,400	413,168
	Citadel Broadcasting Co.	376	2,427
	DIRECTV Group, Inc. (a)	26,800	619,348
	Idearc, Inc.	4,000	141,320
	McGraw-Hill Companies, Inc.	4,400	299,552
	Omnicom Group, Inc.	11,400	603,288
	Time Warner, Inc.	16,600	349,264
	Viacom, Inc., Class B (a)	1,200	49,956
	Walt Disney Co.	4,900	167,286
Media Total			2,645,609
Multiline Retail – 1.1%
	Dollar Tree Stores, Inc. (a)	100	4,355
	J.C. Penney Co., Inc.	4,300	311,234
	Kohl’s Corp. (a)	6,800	483,004
	Macy’s, Inc.	14,700	584,766
	Nordstrom, Inc.	7,200	368,064
	Multiline Retail Total		1,751,423

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – 1.0%
	American Eagle Outfitters, Inc.	12,100	310,486
	Home Depot, Inc.	18,200	716,170
	Office Depot, Inc. (a)	1,200	36,360
	Ross Stores, Inc.	2,200	67,760
	Sherwin-Williams Co.	700	46,529
	Staples, Inc.	11,900	282,387
	TJX Companies, Inc.	4,200	115,500
Specialty Retail Total			1,575,192
Textiles, Apparel & Luxury Goods – 0.1%
	Coach, Inc. (a)	5,000	236,950
Textiles, Apparel & Luxury Goods Total			236,950
CONSUMER DISCRETIONARY TOTAL			10,875,557
CONSUMER STAPLES – 5.6%
Beverages – 1.0%
	Coca-Cola Co.	13,500	706,185
	Hansen Natural Corp. (a)	400	17,192
	PepsiCo, Inc.	13,300	862,505
Beverages Total			1,585,882
Food & Staples Retailing – 1.1%
	Costco Wholesale Corp.	100	5,852
	CVS Caremark Corp.	11,700	426,465
	Kroger Co.	9,500	267,235
	Safeway, Inc.	5,400	183,762
	Sysco Corp.	3,200	105,568
	Wal-Mart Stores, Inc.	14,900	716,839
Food & Staples Retailing Total			1,705,721
Food Products – 1.2%
	ConAgra Foods, Inc.	5,300	142,358
	General Mills, Inc.	12,900	753,618
	H.J. Heinz Co.	1,600	75,952
	Sara Lee Corp.	46,900	816,060
Food Products Total			1,787,988

2

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 1.0%
	Clorox Co.	2,700	167,670
	Colgate-Palmolive Co.	8,300	538,255
	Kimberly-Clark Corp.	6,500	434,785
	Procter & Gamble Co.	6,000	367,140
Household Products Total			1,507,850
Personal Products – 0.2%
	Alberto-Culver Co.	10,200	241,944
	Bare Escentuals, Inc. (a)	3,000	102,450
Personal Products Total			344,394
Tobacco – 1.1%
	Altria Group, Inc.	8,800	617,232
	Reynolds American, Inc.	15,600	1,017,120
Tobacco Total			1,634,352
CONSUMER STAPLES TOTAL			8,566,187
ENERGY – 6.2%
Energy Equipment & Services – 0.7%
	Patterson-UTI Energy, Inc.	42,800	1,121,788
Energy Equipment & Services Total			1,121,788
Oil, Gas & Consumable Fuels – 5.5%
	Chevron Corp.	10,900	918,216
	ConocoPhillips	7,500	588,750
	Exxon Mobil Corp.	47,000	3,942,360
	Frontier Oil Corp.	1,800	78,786
	Hess Corp.	1,500	88,440
	Holly Corp.	5,300	393,207
	Marathon Oil Corp.	14,400	863,424
	Occidental Petroleum Corp.	6,300	364,644
	Plains Exploration & Production Co. (a)	600	28,686
	Tesoro Corp.	7,200	411,480
	Valero Energy Corp.	11,200	827,232
Oil, Gas & Consumable Fuels Total			8,505,225
ENERGY TOTAL			9,627,013
FINANCIALS – 13.1%
Capital Markets – 3.4%
	Bear Stearns Companies, Inc.	1,700	238,000
	Franklin Resources, Inc.	300	39,741
	Goldman Sachs Group, Inc.	6,200	1,343,850
	Lehman Brothers Holdings, Inc.	12,400	924,048
	Merrill Lynch & Co., Inc.	16,100	1,345,638
	Morgan Stanley	15,100	1,266,588
	Northern Trust Corp.	700	44,968
	Capital Markets Total		5,202,833

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 3.0%
	BB&T Corp.	5,800	235,944
	Comerica, Inc.	5,700	338,979
	Fifth Third Bancorp	500	19,885
	KeyCorp	1,300	44,629
	National City Corp.	5,700	189,924
	Popular, Inc.	6,800	109,276
	SunTrust Banks, Inc.	4,800	411,552
	U.S. Bancorp	27,700	912,715
	Wachovia Corp.	21,900	1,122,375
	Wells Fargo & Co.	34,700	1,220,399
Commercial Banks Total			4,605,678
Consumer Finance – 0.0%
	First Marblehead Corp.	1,400	54,096
Consumer Finance Total			54,096
Diversified Financial Services – 2.8%
	CIT Group, Inc.	3,600	197,388
	Citigroup, Inc.	42,000	2,154,180
	JPMorgan Chase & Co.	37,400	1,812,030
	Leucadia National Corp.	5,600	197,400
Diversified Financial Services Total			4,360,998
Insurance – 2.7%
	Allstate Corp.	11,800	725,818
	Ambac Financial Group, Inc.	2,300	200,537
	American Financial Group, Inc.	3,600	122,940
	American International Group, Inc.	20,500	1,435,615
	Chubb Corp.	700	37,898
	Hartford Financial Services Group, Inc.	1,400	137,914
	MBIA, Inc.	1,400	87,108
	Old Republic International Corp.	5,900	125,434
	Principal Financial Group, Inc.	500	29,145
	Prudential Financial, Inc.	7,100	690,333
	Reinsurance Group of America, Inc.	100	6,024
	SAFECO Corp.	3,300	205,458
	Travelers Companies, Inc.	6,400	342,400
Insurance Total			4,146,624

4

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – 0.2%
	AMB Property Corp.	2,600	138,372
	Duke Realty Corp.	3,200	114,144
	ProLogis	1,800	102,420
Real Estate Investment Trusts (REITs) Total			354,936
Thrifts & Mortgage Finance – 1.0%
	Countrywide Financial Corp.	2,700	98,145
	Fannie Mae	5,700	372,381
	Freddie Mac	7,500	455,250
	MGIC Investment Corp.	2,400	136,464
	PMI Group, Inc.	4,600	205,482
	Washington Mutual, Inc.	5,500	234,520
Thrifts & Mortgage Finance Total			1,502,242
FINANCIALS TOTAL			20,227,407
HEALTH CARE – 7.6%
Biotechnology – 0.9%
	Amgen, Inc. (a)	10,200	563,958
	Biogen Idec, Inc. (a)	4,900	262,150
	Gilead Sciences, Inc. (a)	13,200	511,764
Biotechnology Total			1,337,872
Health Care Equipment & Supplies – 0.6%
	DENTSPLY International, Inc.	3,400	130,084
	Kinetic Concepts, Inc. (a)	2,800	145,516
	Medtronic, Inc.	4,500	233,370
	Varian Medical Systems, Inc. (a)	4,600	195,546
	Zimmer Holdings, Inc. (a)	2,900	246,181
Health Care Equipment & Supplies Total			950,697
Health Care Providers & Services – 2.3%
	Aetna, Inc.	11,600	573,040
	AmerisourceBergen Corp.	5,300	262,191
	Coventry Health Care, Inc. (a)	8,900	513,085
	Humana, Inc. (a)	2,800	170,548
	McKesson Corp.	6,400	381,696
	UnitedHealth Group, Inc.	6,100	311,954
	WellCare Health Plans, Inc. (a)	7,500	678,825
	WellPoint, Inc. (a)	9,200	734,436
Health Care Providers & Services Total			3,625,775
Health Care Technology – 0.2%
	IMS Health, Inc.	12,500	401,625
Health Care Technology Total			401,625

5

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Life Sciences Tools & Services – 0.1%
	Applera Corp. - Applied Biosystems Group	3,500	106,890
Life Sciences Tools & Services Total			106,890
Pharmaceuticals – 3.5%
	Abbott Laboratories	4,100	219,555
	Endo Pharmaceuticals Holdings, Inc. (a)	14,200	486,066
	Forest Laboratories, Inc. (a)	27,300	1,246,245
	Johnson & Johnson	18,900	1,164,618
	King Pharmaceuticals, Inc. (a)	1,500	30,690
	Merck & Co., Inc.	10,100	502,980
	Pfizer, Inc.	62,700	1,603,239
	Sepracor, Inc. (a)	2,500	102,550
Pharmaceuticals Total			5,355,943
HEALTH CARE TOTAL			11,778,802
INDUSTRIALS – 7.1%
Aerospace & Defense – 1.7%
	Boeing Co.	3,800	365,408
	Honeywell International, Inc.	700	39,396
	Lockheed Martin Corp.	13,600	1,280,168
	Northrop Grumman Corp.	6,500	506,155
	Raytheon Co.	3,300	177,837
	United Technologies Corp.	4,100	290,813
Aerospace & Defense Total			2,659,777
Air Freight & Logistics – 1.2%
	C.H. Robinson Worldwide, Inc.	9,700	509,444
	FedEx Corp.	2,900	321,813
	United Parcel Service, Inc., Class B	13,100	956,300
Air Freight & Logistics Total			1,787,557
Airlines – 0.0%
	UAL Corp. (a)	300	12,177
Airlines Total			12,177
Commercial Services & Supplies – 1.0%
	Avery Dennison Corp.	3,900	259,272
	Brink’s Co.	5,600	346,584
	Dun & Bradstreet Corp.	1,100	113,278
	Equifax, Inc.	5,800	257,636
	Manpower, Inc.	2,400	221,376
	Pitney Bowes, Inc.	400	18,728

6

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
	R.R. Donnelley & Sons Co.	1,600	69,616
	Republic Services, Inc.	4,100	125,624
	Robert Half International, Inc.	900	32,850
	Waste Management, Inc.	3,000	117,150
Commercial Services & Supplies Total			1,562,114
Construction & Engineering – 0.1%
	URS Corp. (a)	1,800	87,390
Construction & Engineering Total			87,390
Electrical Equipment – 0.0%
	Emerson Electric Co.	1,500	70,200
Electrical Equipment Total			70,200
Industrial Conglomerates – 1.4%
	3M Co.	9,000	781,110
	General Electric Co.	35,200	1,347,456
	Walter Industries, Inc.	1,200	34,752
Industrial Conglomerates Total			2,163,318
Machinery – 1.1%
	Caterpillar, Inc.	400	31,320
	Cummins, Inc.	3,700	374,477
	Danaher Corp.	3,500	264,250
	Dover Corp.	7,400	378,510
	Graco, Inc.	3,700	149,036
	Illinois Tool Works, Inc.	6,600	357,654
	Terex Corp. (a)	1,800	146,340
Machinery Total			1,701,587
Road & Rail – 0.6%
	Landstar System, Inc.	18,800	907,100
	Ryder System, Inc.	800	43,040
Road & Rail Total			950,140
INDUSTRIALS TOTAL			10,994,260
INFORMATION TECHNOLOGY – 9.9%
Communications Equipment – 1.4%
	Cisco Systems, Inc. (a)	62,500	1,740,625
	Motorola, Inc.	18,200	322,140
	QUALCOMM, Inc.	3,700	160,543
Communications Equipment Total			2,223,308
Computers & Peripherals – 2.4%
	Apple, Inc. (a)	4,200	512,568
	Dell, Inc. (a)	15,100	431,105
	Hewlett-Packard Co.	18,500	825,470

7

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
	International Business Machines Corp.	13,300	1,399,825
	Lexmark International, Inc., Class A (a)	9,100	448,721
Computers & Peripherals Total			3,617,689
Internet Software & Services – 0.1%
	eBay, Inc. (a)	3,500	112,630
	VeriSign, Inc. (a)	900	28,557
Internet Software & Services Total			141,187
IT Services – 0.6%
	Computer Sciences Corp. (a)	6,100	360,815
	Fiserv, Inc. (a)	9,700	550,960
IT Services Total			911,775
Semiconductors & Semiconductor Equipment – 1.9%
	Altera Corp.	1,800	39,834
	Applied Materials, Inc.	49,000	973,630
	Intel Corp.	17,800	422,928
	Lam Research Corp. (a)	1,900	97,660
	MEMC Electronic Materials, Inc. (a)	8,700	531,744
	National Semiconductor Corp.	2,100	59,367
	Texas Instruments, Inc.	22,100	831,623
Semiconductors & Semiconductor Equipment Total			2,956,786
Software – 3.5%
	Autodesk, Inc. (a)	12,400	583,792
	BMC Software, Inc. (a)	3,500	106,050
	CA, Inc.	136	3,513
	McAfee, Inc. (a)	9,500	334,400
	Microsoft Corp.	88,800	2,616,936
	Oracle Corp. (a)	53,200	1,048,572
	Symantec Corp. (a)	37,700	761,540
Software Total			5,454,803
INFORMATION TECHNOLOGY TOTAL			15,305,548
MATERIALS – 2.1%
Chemicals – 0.9%
	Dow Chemical Co.	8,000	353,760
	Lyondell Chemical Co.	18,600	690,432
	PPG Industries, Inc.	5,200	395,772
Chemicals Total			1,439,964

8

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Construction Materials – 0.0%
	Eagle Materials, Inc.	200	9,810
Construction Materials Total			9,810
Containers & Packaging – 0.2%
	Crown Holdings, Inc. (a)	3,300	82,401
	Pactiv Corp. (a)	6,100	194,529
Containers & Packaging Total			276,930
Metals & Mining – 0.6%
	Freeport-McMoRan Copper & Gold, Inc., Class B	100	8,282
	Nucor Corp.	13,000	762,450
	Southern Copper Corp.	2,300	216,798
Metals & Mining Total			987,530
Paper & Forest Products – 0.4%
	International Paper Co.	14,400	562,320
Paper & Forest Products Total			562,320
MATERIALS TOTAL			3,276,554
TELECOMMUNICATION SERVICES – 2.3%
Diversified Telecommunication Services – 1.5%
	AT&T, Inc.	24,600	1,020,900
	CenturyTel, Inc.	4,200	206,010
	Verizon Communications, Inc.	25,100	1,033,367
Diversified Telecommunication Services Total			2,260,277
Wireless Telecommunication Services – 0.8%
	NII Holdings, Inc. (a)	2,700	217,998
	Sprint Nextel Corp.	50,600	1,047,926
	Telephone & Data Systems, Inc.	900	56,313
Wireless Telecommunication Services Total			1,322,237
TELECOMMUNICATION SERVICES TOTAL			3,582,514
UTILITIES – 2.4%
Electric Utilities – 0.9%
	Edison International	500	28,060
	Exelon Corp.	3,400	246,840
	FirstEnergy Corp.	12,100	783,233
	FPL Group, Inc.	1,900	107,806
	Pepco Holdings, Inc.	5,500	155,100
Electric Utilities Total			1,321,039
Gas Utilities – 0.1%
	AGL Resources, Inc.	2,000	80,960
	ONEOK, Inc.	1,700	85,697
Gas Utilities Total			166,657

9

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Independent Power Producers & Energy Traders – 0.9%
	AES Corp. (a)	2,700	59,076
	Constellation Energy Group, Inc.	5,800	505,586
	Mirant Corp. (a)	19,000	810,350
Independent Power Producers & Energy Traders Total			1,375,012
Multi-Utilities – 0.5%
	CenterPoint Energy, Inc.	10,000	174,000
	NSTAR	9,100	295,295
	OGE Energy Corp.	2,600	95,290
	PG&E Corp.	5,800	262,740
Multi-Utilities Total			827,325
UTILITIES TOTAL			3,690,033

	Total Common Stocks (cost of $70,970,119)		97,923,875

		Par ($)
Mortgage-Backed Securities – 13.1%
Federal Home Loan Mortgage Corp.
	5.000% 07/01/20	266,751	257,993
	5.000% 09/01/20	1,297,962	1,255,346
	5.000% 06/01/37	1,000,000	937,302
	5.500% 01/01/21	204,878	201,948
	5.500% 07/01/21	201,418	198,430
	6.500% 07/01/29	138,860	141,853
	6.500% 11/01/32	293,321	298,735
	8.000% 09/01/25	49,846	52,502
Federal National Mortgage Association
	5.000% 10/01/20	380,890	368,360
	5.000% 05/01/37	3,041,383	2,851,436
	5.500% 06/01/35	940,476	909,377
	5.500% 10/01/35	510,022	493,156
	5.500% 04/01/36	799,291	771,281
	5.500% 11/01/36	1,633,968	1,576,709
	5.500% 12/01/36	992,916	958,122
	5.500% 05/01/37	930,954	897,895
	5.500% 06/01/37	1,220,000	1,176,677
	6.000% 02/01/36	798,999	790,895
	6.000% 04/01/36	205,506	203,421
	6.000% 06/01/36	405,766	401,650
	6.000% 10/01/36	1,607,845	1,591,538

10

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	6.000% 11/01/36	532,663	527,261
	6.000% 03/01/37	709,218	701,623
	6.500% 09/01/34	15,833	16,062
	6.500% 11/01/36	664,168	670,628
	7.199% 08/01/36(b)	36,238	36,292
	7.500% 10/01/11	29,023	29,871
	8.500% 08/01/11	37,139	38,466
	10.000% 09/01/18	58,883	64,424
	TBA:
	6.000% 07/01/37(c)	1,017,438	1,006,309
	6.500% 07/01/37(c)	815,000	822,641
Government National Mortgage Association
	7.500% 12/15/23	26,334	27,552

	Total Mortgage-Backed Securities (cost of $20,652,695)		20,275,755

Corporate Fixed-Income Bonds & Notes – 8.7%
BASIC MATERIALS – 0.2%
Forest Products & Paper – 0.1%
Weyerhaeuser Co.
	7.375% 03/15/32	170,000	172,456
Forest Products & Paper Total			172,456
Metals & Mining – 0.1%
Vale Overseas Ltd.
	6.250% 01/23/17	175,000	173,569
Metals & Mining Total			173,569
BASIC MATERIALS TOTAL			346,025
COMMUNICATIONS – 1.2%
Media – 0.4%
Comcast Cable Holdings LLC
	9.875% 06/15/22	51,000	65,456
Comcast Corp.
	7.050% 03/15/33	200,000	206,426
News America, Inc.
	6.550% 03/15/33	200,000	195,056
Time Warner Cable, Inc.
	6.550% 05/01/37(d)	200,000	193,301
Media Total			660,239
Telecommunication Services – 0.8%
AT&T, Inc.
	5.100% 09/15/14	250,000	238,460
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	162,000	201,953

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Sprint Capital Corp.
	6.125% 11/15/08	24,000	24,136
	8.750% 03/15/32	116,000	130,283
Telecom Italia Capital SA
	7.200% 07/18/36	175,000	179,911
Telefonica Emisones SAU
	5.984% 06/20/11	200,000	201,840
Vodafone Group PLC
	5.000% 12/16/13	200,000	189,890
Telecommunication Services Total			1,166,473
COMMUNICATIONS TOTAL			1,826,712
CONSUMER CYCLICAL – 0.5%
Home Builders – 0.1%
D.R. Horton, Inc.
	5.625% 09/15/14	250,000	230,628
Home Builders Total			230,628
Lodging – 0.1%
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	175,000	142,625
Lodging Total			142,625
Retail – 0.3%
Macy’s Retail Holdings, Inc.
	5.900% 12/01/16	175,000	170,560
Wal-Mart Stores, Inc.
	4.125% 07/01/10	250,000	241,966
Retail Total			412,526
CONSUMER CYCLICAL TOTAL			785,779
CONSUMER NON-CYCLICAL – 0.7%
Beverages – 0.1%
Diageo Capital PLC
	3.375% 03/20/08	190,000	187,075
Beverages Total			187,075
Food – 0.3%
ConAgra Foods, Inc.
	6.750% 09/15/11	145,000	150,593

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Kroger Co.
	6.200% 06/15/12	225,000	227,082
Food Total			377,675
Healthcare Services – 0.2%
UnitedHealth Group, Inc.
	3.375% 08/15/07	325,000	324,229
Healthcare Services Total			324,229
Household Products/Wares – 0.1%
Fortune Brands, Inc.
	5.375% 01/15/16	160,000	148,551
Household Products/Wares Total			148,551
CONSUMER NON-CYCLICAL TOTAL			1,037,530
ENERGY – 0.7%
Oil & Gas – 0.5%
Anadarko Petroleum Corp.
	6.450% 09/15/36	100,000	96,183
Canadian Natural Resources Ltd.
	5.700% 05/15/17	200,000	193,473
Nexen, Inc.
	5.875% 03/10/35	150,000	134,614
Talisman Energy, Inc.
	6.250% 02/01/38	185,000	171,450
Valero Energy Corp.
	6.875% 04/15/12	175,000	183,265
Oil & Gas Total			778,985
Pipelines – 0.2%
Energy Transfer Partners LP
	6.625% 10/15/36	125,000	122,065
TransCanada Pipelines Ltd.
	6.350% 05/15/67	185,000	177,851
Pipelines Total			299,916
ENERGY TOTAL			1,078,901
FINANCIALS – 4.2%
Banks – 1.4%
Capital One Financial Corp.
	5.500% 06/01/15	250,000	241,316
Marshall & Ilsley Corp.
	4.375% 08/01/09	300,000	294,707
National City Bank
	4.625% 05/01/13	186,000	176,649

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
PNC Funding Corp.
	5.625% 02/01/17	185,000	181,232
SunTrust Preferred Capital I
	5.853% 12/15/11(b)	165,000	164,004
USB Capital IX
	6.189% 04/15/49(b)	285,000	287,105
Wachovia Corp.
	4.875% 02/15/14	450,000	429,331
Wells Fargo & Co.
	5.125% 09/01/12	375,000	368,139
Banks Total			2,142,483
Diversified Financial Services – 2.3%
AGFC Capital Trust I
	6.000% 01/15/67(b)(d)	210,000	200,830
American Express Co.
	4.750% 06/17/09	153,000	151,402
Ameriprise Financial, Inc.
	7.518% 06/01/66	175,000	182,267
CIT Group, Inc.
	6.100% 03/15/67(b)	90,000	81,965
Citigroup Global Markets Holdings, Inc.
	6.500% 02/15/08	70,000	70,463
Citigroup, Inc.
	5.000% 09/15/14	337,000	320,575
Countrywide Financial Corp.
	5.800% 06/07/12	150,000	148,944
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	200,000	196,975
General Electric Capital Corp.
	6.750% 03/15/32	307,000	333,085
Goldman Sachs Group, Inc.
	6.345% 02/15/34	275,000	262,272
HSBC Finance Corp.
	5.000% 06/30/15	450,000	421,487
JPMorgan Chase Capital XVIII
	6.950% 08/17/36	275,000	277,968
MassMutual Global Funding II
	2.550% 07/15/08(d)	70,000	67,551

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Merrill Lynch & Co., Inc.
	6.000% 02/17/09	149,000	150,333
Morgan Stanley
	4.750% 04/01/14	300,000	280,152
Principal Life Global Funding I
	6.250% 02/15/12(d)	144,000	148,122
Residential Capital LLC
	6.500% 04/17/13	145,000	140,154
SLM Corp.
	5.375% 05/15/14	175,000	149,963
Diversified Financial Services Total			3,584,508
Insurance – 0.1%
AMBAC Financial Group, Inc.
	6.150% 02/15/37	100,000	89,627
Metlife, Inc.
	6.400% 12/15/36	100,000	92,635
Insurance Total			182,262
Real Estate – 0.0%
ERP Operating LP
	5.200% 04/01/13	16,000	15,541
Real Estate Total			15,541
Real Estate Investment Trusts (REITs) – 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	58,000	59,033
Simon Property Group LP
	5.750% 12/01/15	200,000	197,891
Real Estate Investment Trusts (REITs) Total			256,924
Savings & Loans – 0.2%
Washington Mutual, Inc.
	4.625% 04/01/14	395,000	363,051
Savings & Loans Total			363,051
FINANCIALS TOTAL			6,544,769
INDUSTRIALS – 0.4%
Aerospace & Defense – 0.1%
United Technologies Corp.
	7.125% 11/15/10	175,000	184,151
Aerospace & Defense Total			184,151

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery – 0.2%
Caterpillar Financial Services Corp.
	3.625% 11/15/07	225,000	223,535
Machinery Total			223,535
Transportation – 0.1%
Union Pacific Corp.
	3.875% 02/15/09	225,000	219,866
Transportation Total			219,866
INDUSTRIALS TOTAL			627,552
UTILITIES – 0.8%
Electric – 0.6%
Commonwealth Edison Co.
	5.950% 08/15/16	200,000	195,796
Indiana Michigan Power Co.
	5.650% 12/01/15	200,000	194,969
NY State Electric & Gas Corp.
	5.750% 05/01/23	18,000	16,704
Pacific Gas & Electric Co.
	5.800% 03/01/37	150,000	139,915
Progress Energy, Inc.
	7.750% 03/01/31	175,000	202,321
Public Service Electric & Gas Co.
	4.000% 11/01/08	57,000	55,963
Southern California Edison Co.
	5.000% 01/15/14	175,000	167,341
Electric Total			973,009
Gas – 0.2%
Atmos Energy Corp.
	6.350% 06/15/17	160,000	161,341
Sempra Energy
	4.750% 05/15/09	150,000	148,286
Gas Total			309,627
UTILITIES TOTAL			1,282,636

	Total Corporate Fixed-Income Bonds & Notes (cost of $13,837,586)		13,529,904
Collateralized Mortgage Obligations – 5.5%
AGENCY – 1.4%
Federal Home Loan Mortgage Corp.
	4.500% 03/15/21	1,500,000	1,444,638

16

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
Federal National Mortgage Association
	5.500% 08/25/17	278,916	275,685
	6.000% 04/25/17	260,000	262,127
	7.000% 01/25/21	24,598	25,097
Vendee Mortgage Trust
	I.O.:
	0.303% 03/15/29(b)	8,519,601	98,202
	0.439% 09/15/27(b)	6,003,990	88,012
AGENCY TOTAL			2,193,761
NON - AGENCY – 4.1%
Bear Stearns Adjustable Rate Mortgage Trust
	5.491% 02/25/47(b)	1,106,251	1,101,639
Countrywide Alternative Loan Trust
	5.250% 03/25/35	955,768	939,478
	5.250% 08/25/35	170,366	169,147
	5.500% 10/25/35	1,447,578	1,429,810
WaMu Mortgage Pass-Through Certificates
	5.724% 02/25/37(b)	1,093,103	1,090,223
Washington Mutual Mortgage Securities Corp.
	5.500% 10/25/35	1,300,271	1,293,032
Wells Fargo Alternative Loan Trust
	5.500% 02/25/35	329,977	326,474
NON - AGENCY TOTAL			6,349,803
	Total Collateralized Mortgage Obligations (cost of $8,596,504)		8,543,564
Government & Agency Obligations – 5.1%
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Province of Ontario
	3.500% 09/17/07	325,000	323,903
Province of Quebec
	5.000% 07/17/09	325,000	323,848
United Mexican States
	7.500% 04/08/33	191,000	221,369
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			869,120
U.S. GOVERNMENT AGENCIES – 1.7%
Federal Home Loan Mortgage Corp.
	6.625% 09/15/09	1,380,000	1,420,459
Federal National Mortgage Association

17

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
	5.250% 08/01/12	1,300,000	1,288,839
U.S. GOVERNMENT AGENCIES TOTAL			2,709,298
U.S. GOVERNMENT OBLIGATIONS – 2.8%
U.S. Treasury Bonds
	5.375% 02/15/31	1,530,000	1,571,119
U.S. Treasury Inflation Indexed Notes
	2.500% 07/15/16	1,023,220	1,011,789
U.S. Treasury Notes
	3.375% 10/15/09	1,805,000	1,746,337
U.S. GOVERNMENT OBLIGATIONS TOTAL			4,329,245

	Total Government & Agency Obligations (cost of $7,947,853)		7,907,663

		Shares
Commercial Mortgage-Backed Securities – 3.8%
Bear Stearns Commercial Mortgage Securities
	5.449% 12/11/40(b)	1,430,000	1,386,761
	5.466% 04/12/38(b)	400,000	392,271
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.747% 02/12/49(b)	889,000	878,510
	5.447% 06/12/47	287,000	280,239
LB-UBS Commercial Mortgage Trust
	5.084% 02/15/31	1,200,000	1,184,077
Merrill Lynch / Countrywide Commercial Mortgage Trust
	5.750% 06/12/50(b)	737,000	729,755
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.837% 12/15/30(b)	4,484,311	75,655
Merrill Lynch Mortgage Trust
	5.244% 11/12/37(b)	790,000	763,553
Morgan Stanley Capital I
	5.370% 12/15/43	226,000	216,365

	Total Commercial Mortgage-Backed Securities (cost of $6,102,546)		5,907,186

18

		Par ($)	Value ($)
Asset-Backed Securities – 0.2%
Citicorp Residential Mortgage Securities, Inc.
	6.080% 06/25/37	290,000	289,997
First Plus Home Loan Trust
	7.720% 05/10/24	11,468	11,619
	Total Asset-Backed Securities (cost of $301,782)		301,616
Short-Term Obligation – 1.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due on 07/02/07, at 5.110%, collateralized by a U.S. Government Agency Obligation maturing 07/18/11, market value of $2,454,000 (repurchase proceeds $2,405,024)	2,404,000	2,404,000

	Total Short-Term Obligation (cost of $2,404,000)		2,404,000

	Total Investments – 101.3% (cost of $130,813,085)(e)(f)		156,793,563

	Other Assets & Liabilities, Net – (1.3)%		(2,019,215)

	Net Assets – 100.0%		154,774,348

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2007.

(c)	Security purchased on a delayed delivery basis.

19

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities, which are not illiquid, amounted to $609,804, which represents 0.4% of net assets.

(e)	Cost for federal income tax purposes is $130,813,085.

(f)	Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$27,941,262	$(1,960,784)	$25,980,478

Acronym	Name

I.O.	Interest Only
TBA	To Be Announced

20

INVESTMENT PORTFOLIO
June 30, 2007 (Unaudited)	Columbia Marsico Focused Equities Fund

		Value ($)
Investment Company – 100.1%
	Investment in Columbia Funds Master Investment Trust, LLC, Columbia Marsico Focused Equities Master Portfolio*	4,713,665,525

	Total Investments – 100.1%	4,713,665,525

	Other Assets & Liabilities, Net – (0.1)%	(3,461,549)

	Net Assets – 100.0%	4,710,203,976

*

The investment portfolio of the Columbia Marsico Focused Equities Master Portfolio is included on Form N-Q of Columbia Funds Master Investment Trust, LLC. Columbia Marsico Focused Equities Fund invests only in Columbia Marsico Focused Equities Master Portfolio. At June 30, 2007, Columbia Marsico Focused Equities Fund owned 99.8% of Columbia Marsico Focused Equities Master Portfolio. Columbia Marsico Focused Equities Master Portfolio was invested in the following sectors at June 30, 2007:

% of
Sector	Net Assets
Consumer Discretionary	24.0
Financials	18.3
Health Care	12.2
Information Technology	11.7
Industrials	10.1
Energy	8.7
Consumer Staples	5.5
Materials	4.8
Telecommunication Services	4.2
99.5
Short-Term Obligation	0.2
Other Assets & Liabilities, Net	0.3
100.0

1

INVESTMENT PORTFOLIO
June 30, 2007 (Unaudited)	Columbia Marsico Growth Fund

		Value ($)
Investment Company — 99.7%
	Investment in Columbia Funds Master Investment Trust, LLC, Columbia Marsico Growth Master Portfolio*	6,217,830,665

	Total Investments — 99.7%	6,217,830,665

	Other Assets & Liabilities, Net — 0.3%	18,172,959

	Net Assets — 100.0%	6,236,003,624

*

The investment portfolio of the Columbia Marsico Growth Master Portfolio is included on Form N-Q of Columbia Funds Master Investment Trust, LLC. Columbia Marsico Growth Fund invests only in Columbia Marsico Growth Master Portfolio. At June 30, 2007, Columbia Marsico Growth Fund owned 99.7% of Columbia Marsico Growth Master Portfolio. Columbia Marsico Growth Master Portfolio was invested in the following sectors at June 30, 2007:

Sector	% of Net Assets
Consumer Discretionary	19.7
Industrials	14.3
Financials	13.6
Health Care	12.2
Information Technology	10.1
Energy	5.9
Telecommunication Services	5.5
Materials	4.9
Consumer Staples	4.1
Consumer Cyclical	1.3
91.6
Short-Term Obligation	8.7
Other Assets & Liabilities, Net	(0.3)
100.0

1

Columbia Funds

Columbia Small Cap Growth Fund II

June 30, 2007 (Unaudited)

Investment Portfolio

		Value ($)

Investment Company — 100.1%
Investment in Columbia Funds Master Investment Trust, LLC, Columbia Small Cap Growth Master Portfolio*		638,354,099

Total Investments	100.1%	638,354,099
Total Other Assets and Liabilities, Net	(0.1)%	(1,430,584)

Net Assets	100.0%	637,461,962

*                 The investment portfolio of the Columbia Small Cap Growth Master Portfolio is included on Form N-Q of Columbia Funds Master Investment Trust, LLC. Columbia Small Cap Growth Fund II invests only in Columbia Small Cap Growth Master Portfolio. At June 30, 2007, Columbia Small Cap Growth Fund II owned 99.0% of Columbia Small Cap Growth Master Portfolio. Columbia Small Cap Growth Master Portfolio was invested in the following sectors at June 30, 2007:

	% of
Sector	Net Assets
Information Technology	23.4
Health Care	19.6
Consumer Discretionary	17.5
Industrials	17.1
Financials	9.0
Energy	5.8
Materials	3.2
Consumer Staples	2.3
Telecommunication Services	1.4
Utilities	0.3
	99.6
Short-Term Obligation	0.0	**
Other Assets & Liabilities, Net	0.4
	100.0

**   Represents less than 0.1%

INVESTMENT PORTFOLIO
June 30, 2007 (Unaudited)	Columbia LifeGoal Growth Portfolio

		Shares	Value ($)*
Investment Companies(a) – 100.0%
	Columbia Acorn International, Class Z	1,170,113	53,614,587
	Columbia Acorn USA Fund, Class Z	632,387	19,673,545
	Columbia Convertible Securities Fund, Class Z	1,076,072	18,196,370
	Columbia International Value Fund, Class Z	1,678,224	43,130,359
	Columbia Large Cap Core Fund, Class Z	8,371,257	130,842,752
	Columbia Large Cap Value Fund, Class Z	8,043,424	123,386,124
	Columbia Marsico Focused Equities Fund, Class Z	6,118,969	139,573,681
	Columbia Marsico International Opportunities Fund, Class Z	2,744,340	43,717,332
	Columbia Mid Cap Growth Fund, Class Z	3,078,841	86,761,753
	Columbia Mid Cap Value Fund, Class Z	5,011,702	78,633,608
	Columbia Small Cap Growth Fund II, Class Z	1,075,888	15,890,864
	Columbia Small Cap Value Fund II, Class Z	2,385,177	35,562,986

	Total Investment Companies (cost of $649,177,598)		788,983,961

	Total Investments – 100.0% (cost of $649,177,598)(b)(c)		788,983,961

	Other Assets & Liabilities, Net – 0.0%		(20,479)

	Net Assets – 100.0%		788,963,482

Notes to Investment Portfolio:

*

Security Valuation:

Investments in Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b)	Cost for federal income tax purposes is $649,177,598.

(c)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$140,817,313	$(1,010,950)	$139,806,363

1

INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Columbia LifeGoal Balanced Growth Portfolio

	Par ($)	Value ($)*
Investment Companies(a) – 100.1%
Columbia Acorn International, Class Z	1,658,156	75,976,726
Columbia Acorn USA Fund, Class Z	589,720	18,346,184
Columbia Cash Reserves, Capital Class Shares	31,327,336	31,327,336
Columbia Convertible Securities Fund, Class Z	1,296,651	21,926,369
Columbia High Income Fund, Class Z	7,444,640	67,225,100
Columbia International Value Fund, Class Z	1,581,636	40,648,044
Columbia Large Cap Core Fund, Class Z	6,075,469	94,959,581
Columbia Large Cap Value Fund, Class Z	5,539,235	84,971,872
Columbia Marsico Focused Equities Fund, Class Z	4,621,478	105,415,903
Columbia Marsico International Opportunities Fund, Class Z	3,810,976	60,708,841
Columbia Mid Cap Growth Fund, Class Z	1,900,516	53,556,542
Columbia Mid Cap Value Fund, Class Z	2,726,404	42,777,275
Columbia Small Cap Growth Fund II, Class Z	1,110,792	16,406,392
Columbia Small Cap Value Fund II, Class Z	2,334,880	34,813,055
Columbia Total Return Bond Fund, Class Z	30,791,691	294,060,652

Total Investment Companies (cost of $924,974,702)		1,043,119,872

Total Investments – 100.1% (cost of $924,974,702)(b)(c)		1,043,119,872

Other Assets & Liabilities, Net – (0.1)%		(651,132)

Net Assets – 100.0%		1,042,468,740

Notes to Investment Portfolio:

*

Security Valuation:

Investments in Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual Funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b)	Cost for federal income tax purposes is $924,974,702.

(c)	Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$125,993,415	$(7,848,245)	$118,145,170

1

INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Columbia LifeGoal Income & Growth Portfolio

	Shares	Value ($)*
Investment Companies(a) – 100.2%
Columbia Acorn International, Class Z	181,632	8,322,389
Columbia Acorn USA Fund, Class Z	43,449	1,351,700
Columbia Cash Reserves, Capital Class Shares	14,942,772	14,942,772
Columbia Convertible Securities Fund, Class Z	547,083	9,251,174
Columbia High Income Fund, Class Z	2,620,683	23,664,768
Columbia International Value Fund, Class Z	225,918	5,806,097
Columbia Large Cap Core Fund, Class Z	740,109	11,567,896
Columbia Large Cap Value Fund, Class Z	620,803	9,523,115
Columbia Marsico Focused Equities Fund, Class Z	615,617	14,042,214
Columbia Marsico International Opportunities Fund, Class Z	357,027	5,687,441
Columbia Mid Cap Growth Fund, Class Z	200,194	5,641,457
Columbia Mid Cap Value Fund, Class Z	215,431	3,380,114
Columbia Short Term Bond Fund, Class Z	6,256,764	61,128,584
Columbia Small Cap Growth Fund II, Class Z	61,386	906,676
Columbia Small Cap Value Fund II, Class Z	151,764	2,262,802
Columbia Total Return Bond Fund, Class Z	5,110,048	48,800,957

Total Investment Companies (cost of $216,792,360)		226,280,156

Total Investments – 100.2% (cost of $216,792,360)(b)(c)		226,280,156

	Other Assets & Liabilities, Net – (0.2)%	(387,181)

Net Assets – 100.0%		225,892,975

Notes to Investment Portfolio:

*

Security Valuation:

Investments in Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b)	Cost for federal income tax purposes is $216,792,360.

(c)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$12,640,605	$(3,152,809)	$9,487,796

1

INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Columbia LifeGoal Income Portfolio

		Shares	Value ($)*
Investment Companies(a) – 100.3%
	Columbia Cash Reserves, Capital Class Shares	2,930,948	2,930,948
	Columbia Convertible Securities Fund, Class Z	96,075	1,624,621
	Columbia High Income Fund, Class Z	561,919	5,074,129
	Columbia Large Cap Value Fund, Class Z	84,673	1,298,882
	Columbia Mid Cap Value Fund, Class Z	26,928	422,496
	Mortgage- and Asset-Backed Portfolio	360,783	3,528,460
	Columbia Short Term Bond Fund, Class Z	1,167,574	11,407,196
	Columbia Small Cap Value Fund II, Class Z	15,083	224,888
	Columbia Total Return Bond Fund, Class Z	636,311	6,076,773

	Total Investment Companies (cost of $32,528,494)		32,588,393

	Total Investments – 100.3% (cost of $32,528,494)(b)(c)		32,588,393

	Other Assets & Liabilities, Net – (0.3)%		(107,900)

	Net Assets – 100.0%		32,480,493

Notes to Investment Portfolio:

*

Security Valuation:

Investments in Underlying Funds are valued at the net asset value of each class of the respective Underling Funds determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b)	Cost for federal income tax purposes is $32,528,494.

(c)	Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$330,926	$(271,027)	$59,899

1

INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Columbia International Value Fund

		Value ($)
Investment Company — 100.1%
	Investment in Columbia Funds Master Investment Trust, LLC, Columbia International Value Master Portfolio*	3,985,234,437

	Total Investments – 100.1%	3,985,234,437

	Other Assets & Liabilities, Net – (0.1)%	(1,886,329)

	Net Assets – 100.0%	3,983,348,108

*

The investment portfolio of the Columbia International Value Master Portfolio is included on Form N-Q of Columbia Funds Master Investment Trust, LLC. Columbia International Value Fund invests only in Columbia International Value Master Portfolio. At June 30, 2007, Columbia International Value Fund owned 87.5% of Columbia International Value Master Portfolio. Columbia International Value Master Portfolio was invested in the following countries at June 30, 2007:

Summary of Securities		% of Total
By Country	Value ($)	Investments
Japan	932,085,248	18.8
United Kingdom	654,269,884	13.2
United States **	631,192,783	12.7
Netherlands	600,144,979	12.1
France	416,103,068	8.4
South Korea	408,089,124	8.2
Switzerland	232,536,955	4.7
Germany	226,689,646	4.6
Brazil	201,617,255	4.1
Spain	159,081,135	3.2
Italy	130,270,742	2.6
Mexico	90,096,358	1.8
Canada	84,430,651	1.7
Portugal	77,568,372	1.6
Taiwan	74,612,179	1.5
New Zealand	42,572,417	0.8
	$4,961,360,796	100.0

** Includes short-term obligation and securities lending collateral. Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

1

INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Columbia High Income Fund

		Value ($)
Investment Company – 100.2%
	Investment in Columbia Funds Master Investment Trust, LLC, Columbia High Income Master Portfolio*	948,750,597

	Total Investments – 100.2%	948,750,597

	Other Assets & Liabilities, Net – (0.2)%	(1,430,584)

	Net Assets – 100.0%	947,320,013

*                 The investment portfolio of the Columbia High Income Master Portfolio is included on Form N-Q of Columbia Funds Master Investment Trust, LLC. Columbia High Income Fund invests only in Columbia High Income Master Portfolio. At June 30, 2007, Columbia High Income Fund owned 98.2% of Columbia High Income Master Portfolio. Columbia High Income Master Portfolio was invested in the following asset allocation at June 30, 2007:

Asset Allocation	% of Net Assets
Corporate Fixed Income Bonds & Notes	87.3
Common Stocks	3.5
Convertible Bonds	2.3
Preferred Stocks	1.5
Convertible Preferred Stocks	0.7
Warrants	0.0	**
	95.3
Short-Term Obligation	4.1
Other Assets & Liabilities, Net	0.6
	100.0

**Represents less than 0.1%.

1

INVESTMENT PORTFOLIO
June 30, 2007 (Unaudited)	Columbia Total Return Bond Fund

		Par ($)	Value ($)*
Mortgage-Backed Securities — 34.0%
Federal Home Loan Mortgage Corp.
	3.500% 10/01/18	3,713,684	3,392,159
	5.000% 03/01/37	24,999,959	23,432,513
	5.000% 04/01/37	35,000,025	32,805,596
	5.000% 06/01/37	14,960,000	14,022,039
	5.500% 12/01/17	241,994	239,213
	5.500% 12/01/18	1,525,874	1,507,973
	5.500% 07/01/19	1,186,951	1,171,726
	5.500% 04/01/22	26,596,150	26,193,482
	5.500% 05/01/22	1,074,553	1,058,284
	5.500% 04/01/37	60,059	57,926
	5.500% 05/01/37	69,995,836	67,510,256
	5.952% 04/01/37(a)	5,218,971	5,242,451
	6.000% 05/01/17	101,621	102,183
	6.000% 07/01/17	2,221,937	2,234,235
	6.000% 02/01/20	3,527,258	3,558,186
	6.000% 05/01/21	14,477,547	14,604,492
	8.000% 11/01/09	10,747	11,035
	8.000% 04/01/10	8,670	8,920
	8.500% 11/01/26	175,937	188,510
	TBA:
	5.000% 07/12/37(b)	56,000,000	52,482,528
	5.500% 07/12/37(b)	6,330,000	6,104,494
	6.000% 07/12/37(b)	80,000,000	79,250,000
Federal National Mortgage Association
	5.000% 05/01/37	8,817,622	8,269,160
	5.500% 11/01/36	7,155,608	6,904,855
	5.500% 12/01/36	9,992,018	9,641,870
	5.500% 01/01/37	3,597,887	3,471,807
	5.500% 03/01/37	19,724,472	19,024,047
	5.500% 04/01/37	37,156,319	35,836,879
	5.500% 05/01/37	49,388,039	47,634,248
	5.990% 06/01/32(a)	33,096	33,304
	6.080% 07/01/32(a)	286,787	287,844
	6.500% 08/01/36	28,953,039	29,234,631
	6.500% 10/01/36	22,765,443	22,986,855
	6.500% 11/01/36	17,449,165	17,618,873
	6.500% 01/01/37	13,220,720	13,349,303
	7.000% 10/01/11	172,438	177,158
	7.199% 08/01/36(a)	49,907	49,981
	8.000% 12/01/09	74,028	74,005

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	10.000% 09/01/18	74,626	81,649
	TBA:
	5.500% 07/12/37(b)	18,344,000	17,690,495
	6.000% 07/12/37(b)	69,966,000	69,200,712
	6.500% 07/12/37(b)	2,700,000	2,725,312
Government National Mortgage Association
	7.000% 01/15/30	1,052,072	1,096,762
	7.500% 12/15/23	1,037,428	1,085,406
	7.500% 07/20/28	405,772	423,572
	8.000% 11/15/07	886	889
	8.000% 05/15/17	12,804	13,470
	8.500% 02/15/25	115,289	124,216
	9.500% 09/15/09	1,187	1,231
	13.000% 01/15/11	3,682	4,075
	13.000% 02/15/11	1,875	2,075

	Total Mortgage-Backed Securities (cost of $651,825,150)		642,222,885
Corporate Fixed-Income Bonds & Notes — 29.9%
BASIC MATERIALS — 1.0%
Chemicals — 0.1%
Chemtura Corp.
	6.875% 06/01/16	270,000	255,150
EquiStar Chemicals LP
	10.625% 05/01/11	120,000	126,300
Huntsman International LLC
	6.875% 11/15/13(c)	155,000	219,225
	7.875% 11/15/14	285,000	305,306
Ineos Group Holdings PLC
	8.500% 02/15/16(c)	85,000	83,088
Lyondell Chemical Co.
	6.875% 06/15/17(d)	250,000	241,250
	8.000% 09/15/14	195,000	200,363
	8.250% 09/15/16	265,000	276,925
MacDermid, Inc.
	9.500% 04/15/17(c)	200,000	201,000
Mosaic Co.
	7.625% 12/01/16(c)	335,000	342,537
NOVA Chemicals Corp.
	6.500% 01/15/12	235,000	219,725
Chemicals Total			2,470,869

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Forest Products & Paper — 0.5%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15	310,000	271,250
Boise Cascade LLC
	7.125% 10/15/14	175,000	166,250
Domtar, Inc.
	7.125% 08/15/15	260,000	251,875
Georgia-Pacific Corp.
	8.000% 01/15/24	310,000	300,700
NewPage Corp.
	10.000% 05/01/12	145,000	156,600
	12.000% 05/01/13	70,000	76,475
Norske Skog
	8.625% 06/15/11	245,000	237,038
Weyerhaeuser Co.
	7.375% 03/15/32(d)	6,730,000	6,827,235
Forest Products & Paper Total			8,287,423
Iron/Steel — 0.0%
UCAR Finance, Inc.
	10.250% 02/15/12	161,000	168,647
Iron/Steel Total			168,647
Metals & Mining — 0.4%
FMG Finance Ltd.
	10.625% 09/01/16(c)	440,000	523,600
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	580,000	619,150
Noranda Aluminium Holding Corp.
	PIK,
	11.146% 11/15/14(c)	260,000	253,500
Vale Overseas Ltd.
	6.250% 01/23/17	6,175,000	6,124,488
Metals & Mining Total			7,520,738
BASIC MATERIALS TOTAL			18,447,677
COMMUNICATIONS — 3.4%
Media — 2.0%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	250,000	252,500
Cablevision Systems Corp.
	8.000% 04/15/12	235,000	232,063
CanWest MediaWorks LP
	9.250% 08/01/15(b)(c)	355,000	355,888

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
Charter Communications Holdings I LLC
	9.920% 04/01/14	575,000	531,875
	11.000% 10/01/15	220,000	229,625
Clear Channel Communications, Inc.
	4.900% 05/15/15	225,000	181,611
	5.500% 12/15/16	375,000	308,985
CMP Susquehanna Corp.
	9.875% 05/15/14(c)	340,000	340,000
Comcast Cable Holdings LLC
	9.875% 06/15/22	2,159,000	2,770,947
CSC Holdings, Inc.
	7.625% 04/01/11	460,000	456,550
Dex Media, Inc.
	(e) 11/15/13 (9.000% 11/15/08)	600,000	564,750
DirecTV Holdings LLC
	6.375% 06/15/15	320,000	300,800
EchoStar DBS Corp.
	6.625% 10/01/14	445,000	424,975
Idearc, Inc.
	8.000% 11/15/16	290,000	292,900
Insight Midwest LP
	9.750% 10/01/09	182,000	183,365
Lamar Media Corp.
	6.625% 08/15/15	310,000	293,725
Local TV Finance LLC
	PIK,
	9.250% 06/15/15(c)	270,000	267,300
PriMedia, Inc.
	8.000% 05/15/13	350,000	368,375
Quebecor Media, Inc.
	7.750% 03/15/16	290,000	294,350
R.H. Donnelley Corp.
	8.875% 01/15/16	410,000	426,400
Reader’s Digest Association, Inc.
	9.000% 02/15/17(c)	270,000	252,450
Sinclair Broadcast Group, Inc.
	8.000% 03/15/12	72,650	74,830
Telenet Group Holding NV
	(e) 06/15/14(c) (11.500% 12/15/08)	278,000	262,710

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
Time Warner, Inc.
	5.875% 11/15/16	8,355,000	8,126,081
	6.500% 11/15/36	5,400,000	5,127,133
	9.125% 01/15/13(d)	2,472,000	2,839,577
Univision Communications, Inc.
	PIK,
	9.750% 03/15/15(c)	475,000	469,062
Viacom, Inc.
	5.750% 04/30/11	5,180,000	5,172,499
	6.875% 04/30/36	6,090,000	5,883,695
Media Total			37,285,021
Telecommunication Services — 1.4%
Cincinnati Bell, Inc.
	7.000% 02/15/15	280,000	274,400
Citizens Communications Co.
	7.875% 01/15/27	245,000	238,263
Cricket Communications, Inc.
	9.375% 11/01/14	470,000	485,275
Digicel Group Ltd.
	PIK,
	9.875% 01/15/15(c)(d)	470,000	463,537
Dobson Cellular Systems, Inc.
	8.375% 11/01/11	540,000	564,300
	9.875% 11/01/12	255,000	274,763
Embarq Corp.
	7.082% 06/01/16	150,000	150,840
Inmarsat Finance II PLC
	(e) 11/15/12 (10.375% 11/15/08)	315,000	300,431
Intelsat Bermuda, Ltd.
	11.250% 06/15/16	470,000	526,400
Intelsat Intermediate Holdings Co., Ltd.
	(e) 02/01/15 (9.250% 02/01/10)	230,000	189,175
Lucent Technologies, Inc.
	6.450% 03/15/29	385,000	334,950
MetroPCS Wireless, Inc.
	9.250% 11/01/14(c)	440,000	454,300
Nextel Communications, Inc.
	6.875% 10/31/13(d)	995,000	987,566
	7.375% 08/01/15	2,920,000	2,918,747

		Par ($)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Nordic Telephone Co. Holdings ApS
	8.250% 05/01/16(c)	EUR	245,000	355,636
Orascom Telecom Finance SCA
	7.875% 02/08/14(c)	USD	170,000	164,407
PanAmSat Corp.
	9.000% 08/15/14	185,000		192,863
Qwest Communications International, Inc.
	7.500% 02/15/14	225,000		227,813
Qwest Corp.
	7.500% 10/01/14	110,000		112,750
	7.500% 06/15/23	505,000		505,000
	8.875% 03/15/12	320,000		344,800
Rogers Wireless, Inc.
	8.000% 12/15/12	140,000		148,966
Rural Cellular Corp.
	8.360% 06/01/13(a)(c)	260,000		258,700
	11.106% 11/01/12(a)	345,000		355,350
Sprint Capital Corp.
	6.125% 11/15/08	1,009,000		1,014,716
	6.875% 11/15/28	950,000		904,270
	8.750% 03/15/32	3,732,000		4,191,521
Syniverse Technologies, Inc.
	7.750% 08/15/13	200,000		191,000
Telefonica Emisiones SAU
	6.221% 07/03/17(b)	1,075,000		1,072,308
	7.045% 06/20/36	3,700,000		3,831,635
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	290,000		307,400
Verizon Communications, Inc.
	6.250% 04/01/37(d)	2,810,000		2,709,478
Virgin Media Finance PLC
	8.750% 04/15/14	220,000		226,600
West Corp.
	11.000% 10/15/16(d)	330,000		344,850
Wind Acquisition Financial SA
	PIK,
	12.609% 12/21/11(f)	448,713		459,510

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Windstream Corp.
	8.625% 08/01/16	365,000	385,987
Telecommunication Services Total			26,468,507
COMMUNICATIONS TOTAL			63,753,528
CONSUMER CYCLICAL — 3.0%
Airlines — 0.1%
Continental Airlines, Inc.
	7.461% 04/01/15	2,742,847	2,804,561
Airlines Total			2,804,561
Apparel — 0.1%
Broder Brothers Co.
	11.250% 10/15/10	215,000	212,043
Hanesbrands, Inc.
	8.784% 12/15/14(a)	165,000	167,475
Levi Strauss & Co.
	9.750% 01/15/15	425,000	454,750
Phillips-Van Heusen Corp.
	7.250% 02/15/11	85,000	86,275
	8.125% 05/01/13	175,000	182,219
Apparel Total			1,102,762
Auto Manufacturers — 0.4%
DaimlerChrysler NA Holding Corp.
	4.050% 06/04/08	6,697,000	6,603,048
Ford Motor Co.
	7.450% 07/16/31	360,000	287,550
General Motors Corp.
	8.375% 07/15/33	600,000	547,500
Auto Manufacturers Total			7,438,098
Auto Parts & Equipment — 0.1%
ArvinMeritor, Inc.
	8.125% 09/15/15	215,000	208,281
Commercial Vehicle Group, Inc.
	8.000% 07/01/13	265,000	264,337
Goodyear Tire & Rubber Co.
	8.625% 12/01/11(c)	81,000	85,253
	9.000% 07/01/15	182,000	196,105
Hayes Lemmerz Finance Luxembourg SA
	8.250% 06/15/15(c)	260,000	352,777

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Auto Parts & Equipment — (continued)
TRW Automotive, Inc.
	7.000% 03/15/14(c)	310,000	295,275
Auto Parts & Equipment Total			1,402,028
Distribution/Wholesale — 0.0%
Buhrmann U.S., Inc.
	7.875% 03/01/15	300,000	295,500
Distribution/Wholesale Total			295,500
Entertainment — 0.1%
Global Cash Access LLC
	8.750% 03/15/12	255,000	264,562
Six Flags, Inc.
	9.625% 06/01/14	280,000	259,700
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(c)	270,000	263,250
WMG Acquisition Corp.
	7.375% 04/15/14	255,000	237,150
WMG Holdings Corp.
	(e) 12/15/14 (9.500% 12/15/09)	280,000	212,800
Entertainment Total			1,237,462
Home Builders — 0.4%
D.R. Horton, Inc.
	5.625% 09/15/14	3,140,000	2,896,685
	5.625% 01/15/16	325,000	294,715
	6.500% 04/15/16	4,160,000	3,980,142
K. Hovnanian Enterprises, Inc.
	6.375% 12/15/14	355,000	303,525
KB Home
	5.875% 01/15/15	235,000	204,450
Lennar Corp.
	6.500% 04/15/16	685,000	663,375
Home Builders Total			8,342,892
Home Furnishings — 0.0%
Sealy Mattress Co.
	8.250% 06/15/14	220,000	225,500
Home Furnishings Total			225,500
Leisure Time — 0.1%
K2, Inc.
	7.375% 07/01/14	225,000	236,812

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Leisure Time — (continued)
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	400,000	401,708
Town Sports International, Inc.
	(e) 02/01/14 (11.000% 02/01/09)	309,000	284,280
Leisure Time Total			922,800
Lodging — 0.3%
Buffalo Thunder Development Authority
	9.375% 12/15/14(c)	165,000	165,000
Chukchansi Economic Development Authority
	8.859% 11/15/12(a)(c)	345,000	351,037
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(c)	450,000	483,750
Greektown Holdings LLC
	10.750% 12/01/13(c)	265,000	280,900
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	2,185,000	1,780,775
Jacobs Entertainment, Inc.
	9.750% 06/15/14	265,000	275,269
Las Vegas Sands Corp.
	6.375% 02/15/15	505,000	480,381
MGM Mirage
	7.500% 06/01/16	380,000	360,525
Mohegan Tribal Gaming Authority
	6.875% 02/15/15	210,000	204,225
Pinnacle Entertainment, Inc.
	7.500% 06/15/15(c)	440,000	424,600
	8.250% 03/15/12	75,000	77,250
Seminole Hard Rock Entertainment, Inc.
	7.860% 03/15/14(a)(c)	245,000	246,838
Snoqualmie Entertainment Authority
	9.125% 02/01/15(c)	55,000	56,375
	9.150% 02/01/14(a)(c)	55,000	55,550
Station Casinos, Inc.
	6.625% 03/15/18	645,000	554,700
Wimar Opco LLC
	9.625% 12/15/14(c)	305,000	293,563

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Lodging — (continued)
Wynn Las Vegas LLC
	6.625% 12/01/14	335,000	322,856
Lodging Total			6,413,594
Retail — 1.4%
AmeriGas Partners LP
	7.125% 05/20/16	225,000	221,062
Asbury Automotive Group, Inc.
	8.000% 03/15/14	415,000	419,150
AutoNation, Inc.
	7.000% 04/15/14	130,000	128,375
	7.356% 04/15/13(a)	90,000	89,775
Buffets, Inc.
	12.500% 11/01/14	220,000	210,650
CVS Lease Pass-Through
	6.036% 12/10/28(c)	3,848,612	3,735,193
CVS/Caremark Corp.
	5.298% 01/11/27(c)	2,346,402	2,175,983
Dave & Buster’s, Inc.
	11.250% 03/15/14	145,000	148,625
Federated Department Stores, Inc.
	6.900% 04/01/29	2,101,000	2,003,194
Federated Retail Holdings, Inc.
	5.350% 03/15/12	580,000	569,818
JC Penney Corp., Inc.
	7.400% 04/01/37(d)	2,660,000	2,798,831
KAR Holdings, Inc.
	10.000% 05/01/15(c)	210,000	204,750
Landry’s Restaurants, Inc.
	7.500% 12/15/14	130,000	126,100
Limited Brands, Inc.
	6.950% 03/01/33(d)	2,800,000	2,628,352
Macy’s Retail Holdings, Inc.
	5.900% 12/01/16	2,600,000	2,534,035
Michaels Stores, Inc.
	11.375% 11/01/16(c)	215,000	224,675
Rite Aid Corp.
	9.375% 12/15/15(c)	410,000	393,600
United Auto Group, Inc.
	7.750% 12/15/16	275,000	273,625

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — (continued)
Wal-Mart Stores, Inc.
	4.125% 02/15/11	7,135,000	6,850,784
	5.250% 09/01/35	1,685,000	1,472,941
Retail Total			27,209,518
Textiles — 0.0%
INVISTA
	9.250% 05/01/12(c)	205,000	216,788
Textiles Total			216,788
CONSUMER CYCLICAL TOTAL			57,611,503
CONSUMER NON-CYCLICAL — 1.7%
Agriculture — 0.0%
Alliance One International, Inc.
	8.500% 05/15/12(c)	215,000	219,837
Reynolds American, Inc.
	7.625% 06/01/16	255,000	269,992
Agriculture Total			489,829
Beverages — 0.2%
Constellation Brands, Inc.
	8.125% 01/15/12	185,000	188,238
Cott Beverages, Inc.
	8.000% 12/15/11	195,000	196,950
SABMiller PLC
	6.200% 07/01/11(c)	3,720,000	3,782,853
Beverages Total			4,168,041
Biotechnology — 0.0%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	300,000	302,250
Biotechnology Total			302,250
Commercial Services — 0.2%
ACE Cash Express, Inc.
	10.250% 10/01/14(c)	190,000	194,275
Ashtead Capital, Inc.
	9.000% 08/15/16(c)	15,000	15,713
Ashtead Holdings PLC
	8.625% 08/01/15(c)	335,000	341,700
Corrections Corp. of America
	6.250% 03/15/13	240,000	230,400
GEO Group, Inc.
	8.250% 07/15/13	355,000	366,094

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — (continued)
Hertz Corp.
	8.875% 01/01/14	125,000	130,312
Iron Mountain, Inc.
	7.750% 01/15/15	280,000	273,000
Quebecor World Capital Corp.
	8.750% 03/15/16(c)	325,000	320,125
Quebecor World, Inc.
	9.750% 01/15/15(c)	145,000	146,812
Rental Services Corp.
	9.500% 12/01/14(c)	320,000	326,400
Service Corp. International
	6.750% 04/01/16	160,000	151,600
	7.375% 10/01/14	35,000	35,175
United Rentals North America, Inc.
	6.500% 02/15/12	135,000	132,637
	7.750% 11/15/13	275,000	275,344
Commercial Services Total			2,939,587
Cosmetics/Personal Care — 0.0%
DEL Laboratories, Inc.
	8.000% 02/01/12(d)	240,000	230,400
Elizabeth Arden, Inc.
	7.750% 01/15/14	300,000	302,250
Cosmetics/Personal Care Total			532,650
Food — 0.6%
ConAgra Foods, Inc.
	7.000% 10/01/28	4,275,000	4,453,263
Dean Foods Co.
	7.000% 06/01/16	225,000	214,875
Dole Food Co., Inc.
	8.625% 05/01/09	228,000	227,430
Fred Meyer, Inc.
	7.450% 03/01/08	1,630,000	1,650,325
Kroger Co.
	7.500% 04/01/31(d)	1,750,000	1,837,773
	8.000% 09/15/29(d)	970,000	1,046,148
Pinnacle Foods Finance LLC
	9.250% 04/01/15(c)	270,000	260,550

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Food — (continued)
Reddy Ice Holdings, Inc.
	(e) 11/01/12 (10.500% 11/01/08)	355,000	333,700
Smithfield Foods, Inc.
	7.750% 07/01/17	250,000	250,000
Food Total			10,274,064
Healthcare Products — 0.0%
Advanced Medical Optics, Inc.
	7.500% 05/01/17(c)	125,000	118,125
Healthcare Products Total			118,125
Healthcare Services — 0.1%
Community Health Systems, Inc.
	8.875% 07/15/15(b)(c)	295,000	299,056
DaVita, Inc.
	7.250% 03/15/15	440,000	434,500
HCA, Inc.
	9.250% 11/15/16(c)	295,000	314,175
	PIK,
	9.625% 11/15/16(c)	390,000	419,250
Tenet Healthcare Corp.
	9.875% 07/01/14	485,000	480,150
U.S. Oncology Holdings, Inc.
	PIK,
	9.797% 03/15/12(c)	195,000	191,588
Healthcare Services Total			2,138,719
Household Products/Wares — 0.2%
American Greetings Corp.
	7.375% 06/01/16	260,000	262,600
Amscan Holdings, Inc.
	8.750% 05/01/14	395,000	390,062
Fortune Brands, Inc.
	5.125% 01/15/11(d)	1,565,000	1,527,143
Jarden Corp.
	7.500% 05/01/17	325,000	320,938
Jostens IH Corp.
	7.625% 10/01/12	265,000	263,675
Household Products/Wares Total			2,764,418
Pharmaceuticals — 0.4%
Elan Finance PLC
	8.875% 12/01/13	385,000	402,325
Mylan Laboratories, Inc.
	6.375% 08/15/15	275,000	283,250

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Pharmaceuticals — (continued)
NBTY, Inc.
	7.125% 10/01/15	270,000	267,300
Omnicare, Inc.
	6.750% 12/15/13	150,000	143,250
Warner Chilcott Corp.
	8.750% 02/01/15	316,000	324,690
Wyeth
	5.500% 02/01/14	4,475,000	4,410,493
	5.500% 02/15/16	2,150,000	2,093,848
Pharmaceuticals Total			7,925,156
CONSUMER NON-CYCLICAL TOTAL			31,652,839
ENERGY — 3.4%
Coal — 0.1%
Arch Western Finance LLC
	6.750% 07/01/13	295,000	283,200
Massey Energy Co.
	6.875% 12/15/13	290,000	265,713
Peabody Energy Corp.
	7.375% 11/01/16	140,000	142,800
Coal Total			691,713
Energy-Alternate Sources — 0.0%
VeraSun Energy Corp.
	9.375% 06/01/17(c)	255,000	237,150
Energy-Alternate Sources Total			237,150
Oil & Gas — 2.0%
Anadarko Petroleum Corp.
	5.950% 09/15/16	3,350,000	3,271,017
	6.450% 09/15/36	4,425,000	4,256,084
Canadian Natural Resources Ltd.
	6.250% 03/15/38	4,745,000	4,489,643
Chesapeake Energy Corp.
	7.500% 06/15/14	470,000	475,875
Cimarex Energy Co.
	7.125% 05/01/17	205,000	199,875
Compton Petroleum Corp.
	7.625% 12/01/13	265,000	261,687
Energy XXI Gulf Coast, Inc.
	10.000% 06/15/13(c)(d)	260,000	252,850

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
Forest Oil Corp.
	8.000% 12/15/11	225,000	231,750
Gazprom International SA
	7.201% 02/01/20(c)	3,075,858	3,175,824
	7.201% 02/01/20(c)	224,132	231,417
Hess Corp.
	7.300% 08/15/31(d)	5,280,000	5,662,372
Marathon Oil Corp.
	6.000% 07/01/12	2,415,000	2,448,160
Newfield Exploration Co.
	6.625% 09/01/14	165,000	159,225
	6.625% 04/15/16	50,000	48,125
Nexen, Inc.
	5.875% 03/10/35	2,745,000	2,463,437
OPTI Canada, Inc.
	8.250% 12/15/14(c)	245,000	248,675
PetroHawk Energy Corp.
	9.125% 07/15/13	300,000	317,250
Petroplus Finance Ltd.
	6.750% 05/01/14(c)	75,000	72,188
	7.000% 05/01/17(c)	75,000	72,188
Pogo Producing Co.
	6.625% 03/15/15	215,000	212,850
Pride International, Inc.
	7.375% 07/15/14	185,000	185,463
Qatar Petroleum
	5.579% 05/30/11(c)	2,208,917	2,208,351
Quicksilver Resources, Inc.
	7.125% 04/01/16	245,000	236,425
Talisman Energy, Inc.
	5.850% 02/01/37	3,140,000	2,771,590
Tesoro Corp.
	6.625% 11/01/15	265,000	262,350
United Refining Co.
	10.500% 08/15/12(c)	155,000	160,425
Valero Energy Corp.
	6.625% 06/15/37	1,800,000	1,791,707
	6.875% 04/15/12	2,035,000	2,131,113
Oil & Gas Total			38,297,916

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas Services — 0.0%
Seitel, Inc.
	9.750% 02/15/14(c)	165,000	163,350
Oil & Gas Services Total			163,350
Pipelines — 1.3%
Atlas Pipeline Partners LP
	8.125% 12/15/15	185,000	184,537
Colorado Interstate Gas Co.
	6.800% 11/15/15	100,000	102,841
Duke Capital LLC
	4.370% 03/01/09	4,046,000	3,972,792
El Paso Corp.
	6.875% 06/15/14	155,000	154,225
El Paso Performance-Linked Trust
	7.750% 07/15/11(c)	570,000	587,100
Energy Transfer Partners LP
	6.125% 02/15/17	3,835,000	3,786,844
Kinder Morgan Energy Partners LP
	6.950% 01/15/38	2,220,000	2,242,280
MarkWest Energy Partners LP
	8.500% 07/15/16	350,000	356,125
Plains All American Pipeline LP
	6.650% 01/15/37(c)	2,835,000	2,795,191
TEPPCO Partners LP
	7.625% 02/15/12	3,991,000	4,260,077
TransCanada Pipelines Ltd.
	6.350% 05/15/67(a)(d)	5,700,000	5,479,741
Williams Companies, Inc.
	6.375% 10/01/10(c)	695,000	696,737
	8.125% 03/15/12	300,000	318,375
Pipelines Total			24,936,865
ENERGY TOTAL			64,326,994
FINANCIALS — 13.2%
Banks — 3.9%
Chinatrust Commercial Bank
	5.625% 12/29/49(a)(c)	1,220,000	1,160,795
First Union National Bank
	5.800% 12/01/08	7,489,000	7,544,538
HSBC Bank USA
	3.875% 09/15/09	6,645,000	6,438,653

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
Lloyds TSB Group PLC
	6.267% 12/31/49(a)(c)	4,670,000	4,430,345
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	5,535,000	5,482,024
Marshall & Ilsley Corp.
	4.375% 08/01/09	1,330,000	1,306,536
PNC Funding Corp.
	5.125% 12/14/10(d)	5,941,000	5,881,471
	5.625% 02/01/17	1,880,000	1,841,710
Regions Financing Trust II
	6.625% 05/15/47	1,520,000	1,453,982
Union Planters Corp.
	4.375% 12/01/10	3,820,000	3,701,462
USB Capital IX
	6.189% 04/15/42(a)	8,650,000	8,713,872
Wachovia Capital Trust III
	5.800% 03/15/42(a)	11,120,000	11,071,539
Wachovia Corp.
	4.375% 06/01/10(d)	1,365,000	1,327,528
Wells Fargo & Co.
	4.875% 01/12/11(d)	2,950,000	2,895,452
	5.300% 08/26/11	3,515,000	3,489,523
	5.400% 03/10/08(a)(d)	1,400,000	1,400,854
	5.460% 09/15/09(a)	5,000,000	5,010,590
Banks Total			73,150,874
Diversified Financial Services — 6.1%
AmeriCredit Corp.
	8.500% 07/01/15(c)	165,000	166,238
Capital One Capital IV
	6.745% 02/17/37	7,340,000	6,753,556
CIT Group, Inc.
	5.850% 09/15/16	6,805,000	6,558,434
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19(c)	6,000,000	6,843,456
Citigroup Global Markets Holdings, Inc.
	6.500% 02/15/08	2,557,000	2,573,927
Citigroup, Inc.
	4.625% 08/03/10	10,500,000	10,278,009
	5.100% 09/29/11	2,015,000	1,983,973

		Par ($)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
Countrywide Financial Corp.
	5.800% 06/07/12	2,220,000		2,204,362
E*Trade Financial Corp.
	8.000% 06/15/11	290,000		297,250
ERAP
	3.750% 04/25/10	EUR	1,420,000	1,879,853
Ford Motor Credit Co.
	7.375% 10/28/09	USD	1,755,000	1,742,111
	7.375% 02/01/11	1,600,000		1,563,128
	7.800% 06/01/12	515,000		502,396
	8.000% 12/15/16	265,000		253,830
Fund American Companies, Inc.
	5.875% 05/15/13	3,225,000		3,171,320
General Electric Capital Corp.
	6.750% 03/15/32(d)	6,000,000		6,509,808
General Motors Acceptance Corp.
	6.875% 09/15/11	2,081,000		2,046,984
	8.000% 11/01/31	680,000		695,355
Goldman Sachs Group, Inc.
	5.300% 02/14/12	12,885,000		12,680,889
International Lease Finance Corp.
	4.875% 09/01/10(d)	6,000,000		5,882,106
LaBranche & Co., Inc.
	11.000% 05/15/12	240,000		254,400
Merrill Lynch & Co.
	6.050% 05/16/16	2,875,000		2,843,740
Merrill Lynch & Co., Inc.
	5.700% 05/02/17	5,955,000		5,734,189
Morgan Stanley
	5.750% 10/18/16	10,325,000		10,086,606
Prudential Funding LLC
	6.600% 05/15/08(c)	6,773,000		6,830,665
Residential Capital Corp.
	6.375% 06/30/10(d)	2,540,000		2,507,214
Residential Capital LLC
	6.500% 06/01/12	2,300,000		2,244,324
	6.500% 04/17/13	3,475,000		3,358,862
SLM Corp.
	5.000% 10/01/13	190,000		162,111
	5.375% 05/15/14	3,110,000		2,665,055

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
Toll Brothers Finance Corp.
	5.150% 05/15/15	1,370,000	1,236,093
Windsor Financing LLC
	5.881% 07/15/17(c)	1,599,138	1,575,583
ZFS Finance USA Trust I
	6.500% 05/09/37(a)(c)	1,800,000	1,740,861
Diversified Financial Services Total			115,826,688
Insurance — 0.9%
Crum & Forster Holdings Corp.
	7.750% 05/01/17(c)	460,000	449,650
HUB International Holdings, Inc.
	10.250% 06/15/15(c)	260,000	250,250
ING Groep NV
	5.775% 12/29/49(a)(d)	2,855,000	2,755,495
Liberty Mutual Group, Inc.
	7.500% 08/15/36(c)	5,775,000	5,856,832
	7.800% 03/15/37(c)	1,315,000	1,238,113
Metlife, Inc.
	6.400% 12/15/36	5,560,000	5,150,517
USI Holdings Corp.
	9.750% 05/15/15(c)	180,000	179,100
Insurance Total			15,879,957
Real Estate — 0.2%
ERP Operating LP
	5.750% 06/15/17	4,310,000	4,225,343
Realogy Corp.
	10.500% 04/15/14(c)(d)	165,000	157,162
	12.375% 04/15/15(c)	165,000	150,563
Real Estate Total			4,533,068
Real Estate Investment Trusts (REITs) — 1.4%
Archstone-Smith Trust
	5.750% 03/15/16(d)	2,420,000	2,407,477
Camden Property Trust
	5.375% 12/15/13	5,483,000	5,342,783
Health Care Property Investors, Inc.
	6.300% 09/15/16	6,285,000	6,280,531
Highwoods Properties, Inc.
	5.850% 03/15/17(c)	1,040,000	1,005,924
Hospitality Properties Trust
	5.625% 03/15/17	2,730,000	2,605,171

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — (continued)
Host Marriott LP
	6.750% 06/01/16	535,000	524,300
iStar Financial, Inc.
	5.800% 03/15/11	5,500,000	5,477,406
Liberty Property LP
	5.500% 12/15/16	3,310,000	3,180,824
Rouse Co. LP
	6.750% 05/01/13(c)	270,000	269,760
Real Estate Investment Trusts (REITs) Total			27,094,176
Savings & Loans — 0.7%
Washington Mutual Preferred Funding Delaware
	6.534% 03/29/49(a)(c)	8,400,000	8,107,008
Washington Mutual, Inc.
	4.625% 04/01/14	3,000,000	2,757,351
	5.250% 09/15/17	1,795,000	1,666,101
Savings & Loans Total			12,530,460
FINANCIALS TOTAL			249,015,223
INDUSTRIALS — 1.6%
Aerospace & Defense — 0.2%
DRS Technologies, Inc.
	6.875% 11/01/13	300,000	291,000
L-3 Communications Corp.
	6.375% 10/15/15	260,000	245,700
Raytheon Co.
	5.375% 04/01/13	2,200,000	2,174,212
	7.200% 08/15/27	830,000	931,384
Sequa Corp.
	9.000% 08/01/09	185,000	191,012
Aerospace & Defense Total			3,833,308
Building Materials — 0.0%
NTK Holdings, Inc.
	(e) 03/01/14 (10.750% 09/01/09)	215,000	155,875
Building Materials Total			155,875
Electrical Components & Equipment — 0.0%
Belden CDT, Inc.
	7.000% 03/15/17(c)	305,000	300,425

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Electrical Components & Equipment — (continued)
General Cable Corp.
	7.125% 04/01/17(c)	125,000	123,750
	7.725% 04/01/15(a)(c)	125,000	125,000
Electrical Components & Equipment Total			549,175
Electronics — 0.0%
Flextronics International Ltd.
	6.250% 11/15/14	300,000	273,000
NXP BV/NXP Funding LLC
	9.500% 10/15/15(d)	225,000	221,625
Electronics Total			494,625
Engineering & Construction — 0.0%
Esco Corp.
	8.625% 12/15/13(c)	160,000	168,000
Engineering & Construction Total			168,000
Environmental Control — 0.1%
Aleris International, Inc.
	10.000% 12/15/16(c)	145,000	143,913
	PIK,
	9.000% 12/15/14(c)	220,000	221,925
Allied Waste North America, Inc.
	7.125% 05/15/16	220,000	215,050
	7.875% 04/15/13	350,000	353,937
Environmental Control Total			934,825
Hand/Machine Tools — 0.0%
Baldor Electric Co.
	8.625% 02/15/17	180,000	190,350
Hand / Machine Tools Total			190,350
Machinery-Construction & Mining — 0.0%
Terex Corp.
	7.375% 01/15/14	250,000	250,000
Machinery-Construction & Mining Total			250,000
Machinery-Diversified — 0.0%
Columbus McKinnon Corp.
	8.875% 11/01/13	225,000	237,937
Manitowoc Co., Inc.
	7.125% 11/01/13	250,000	250,625
Machinery-Diversified Total			488,562

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Metal Fabricate/Hardware — 0.0%
TriMas Corp.
	9.875% 06/15/12	4,000	4,110
Metal Fabricate/Hardware Total			4,110
Miscellaneous Manufacturing — 0.4%
American Railcar Industries, Inc.
	7.500% 03/01/14	220,000	218,900
Bombardier, Inc.
	6.300% 05/01/14(c)	450,000	427,500
General Electric Co.
	5.000% 02/01/13	5,783,000	5,606,838
J.B. Poindexter & Co.
	8.750% 03/15/14	195,000	180,375
Koppers Holdings, Inc.
	(e) 11/15/14 (9.875% 11/15/09)	270,000	230,850
Nutro Products, Inc.
	10.750% 04/15/14(c)	250,000	290,511
Trinity Industries, Inc.
	6.500% 03/15/14	405,000	395,887
Miscellaneous Manufacturing Total			7,350,861
Packaging & Containers — 0.1%
Berry Plastics Holding Corp.
	10.250% 03/01/16(d)	245,000	245,000
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	405,000	407,025
Jefferson Smurfit Corp.
	8.250% 10/01/12	300,000	297,750
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	80,000	78,000
	8.250% 05/15/13	400,000	414,000
Owens-Illinois, Inc.
	7.500% 05/15/10	335,000	337,931
Solo Cup Co.
	8.500% 02/15/14	170,000	148,750
Packaging & Containers Total			1,928,456
Transportation — 0.8%
BNSF Funding Trust I
	6.613% 12/15/55(a)	2,450,000	2,237,943

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Transportation — (continued)
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36(d)	1,840,000	1,772,757
	6.750% 07/15/11	4,184,000	4,350,691
CHC Helicopter Corp.
	7.375% 05/01/14	315,000	300,037
Navios Maritime Holdings, Inc.
	9.500% 12/15/14(c)	280,000	296,800
PHI, Inc.
	7.125% 04/15/13	205,000	195,775
QDI LLC
	9.000% 11/15/10	290,000	281,300
Ship Finance International Ltd.
	8.500% 12/15/13	255,000	262,650
Stena AB
	7.000% 12/01/16	500,000	500,000
TFM SA de CV
	9.375% 05/01/12	320,000	342,400
Union Pacific Corp.
	6.650% 01/15/11	3,635,000	3,749,492
Transportation Total			14,289,845
INDUSTRIALS TOTAL			30,637,992
TECHNOLOGY — 0.1%
Computers — 0.0%
Sungard Data Systems, Inc.
	9.125% 08/15/13	180,000	184,275
Computers Total			184,275
Semiconductors — 0.1%
Advanced Micro Devices, Inc.
	7.750% 11/01/12	160,000	150,800
Freescale Semiconductor, Inc.
	10.125% 12/15/16(c)(d)	525,000	493,500
	PIK,
	9.125% 12/15/14(c)	400,000	376,000
Semiconductors Total			1,020,300

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Software — 0.0%
Open Solutions, Inc.
	9.750% 02/01/15(c)	305,000	308,050
Software Total			308,050
TECHNOLOGY TOTAL			1,512,625
UTILITIES — 2.5%
Electric — 2.3%
AEP Texas Central Co.
	6.650% 02/15/33	5,830,000	6,047,098
AES Corp.
	7.750% 03/01/14	375,000	375,937
Appalachian Power Co.
	3.600% 05/15/08(d)	1,804,000	1,775,316
Calpine Generating Co. LLC
	13.216% 04/01/11(g)	180,000	71,100
CMS Energy Corp.
	6.875% 12/15/15	260,000	263,402
	8.500% 04/15/11	155,000	164,861
Commonwealth Edison Co.
	4.700% 04/15/15(d)	1,125,000	1,027,528
	5.900% 03/15/36(d)	815,000	753,366
	5.950% 08/15/16	3,430,000	3,357,901
	6.950% 07/15/18	1,630,000	1,613,302
Duke Energy Corp.
	5.300% 10/01/15	6,000,000	5,803,224
Dynegy Holdings, Inc.
	7.125% 05/15/18	415,000	369,350
Edison Mission Energy
	7.000% 05/15/17(c)	360,000	339,300
Exelon Generation Co. LLC
	6.950% 06/15/11	800,000	830,562
FPL Energy National Wind LLC
	5.608% 03/10/24(c)	568,641	551,519
Hydro Quebec
	8.500% 12/01/29	2,000,000	2,683,712
Kiowa Power Partners LLC
	5.737% 03/30/21(c)	2,190,000	2,102,575
MidAmerican Energy Holdings Co.
	5.000% 02/15/14	3,300,000	3,159,143

		Par ($)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
Mirant North America LLC
	7.375% 12/31/13	405,000		414,112
NRG Energy, Inc.
	7.250% 02/01/14	65,000		65,163
	7.375% 02/01/16	315,000		315,788
	7.375% 01/15/17	160,000		160,600
NSG Holdings LLC
	7.750% 12/15/25(c)	240,000		242,400
Pacific Gas & Electric Co.
	4.200% 03/01/11	3,476,000		3,321,332
	6.050% 03/01/34	2,462,000		2,384,912
Progress Energy, Inc.
	7.750% 03/01/31	3,000,000		3,468,357
Reliant Energy, Inc.
	7.875% 06/15/17	160,000		155,600
Sierra Pacific Resources
	6.750% 08/15/17	290,000		285,087
Southern Power Co.
	6.375% 11/15/36	965,000		917,389
Electric Total				43,019,936
Gas — 0.2%
Atmos Energy Corp.
	6.350% 06/15/17	2,065,000		2,082,305
Nakilat, Inc.
	6.067% 12/31/33(c)	2,140,000		2,005,308
Gas Total				4,087,613
UTILITIES TOTAL				47,107,549

	Total Corporate Fixed-Income Bonds & Notes (cost of $575,728,338)			564,065,930
Government & Agency Obligations — 13.6%
FOREIGN GOVERNMENT OBLIGATIONS — 5.0%
African Development Bank
	1.950% 03/23/10	JPY	497,000,000	4,103,579
Aries Vermoegensverwaltungs GmbH
	7.750% 10/25/09(a)	EUR	750,000	1,076,764
Asian Development Bank/Pasig
	1.150% 10/06/08	JPY	300,000,000	2,440,071
Belgium Government Bond
	3.750% 09/28/15	EUR	1,305,000	1,662,113

		Par ($)		Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Canada Housing Trust No. 1
	3.950% 12/15/11	CAD	760,000	692,315
Corp. Andina de Fomento
	6.375% 06/18/09	EUR	870,000	1,207,197
Eksportfinans A/S
	1.800% 06/21/10	JPY	310,000,000	2,557,321
European Investment Bank
	0.525% 09/21/11(a)	80,000,000		649,610
	3.625% 10/15/13	EUR	1,130,000	1,442,805
	5.125% 05/30/17(d)	USD	6,110,000	5,984,384
	5.500% 12/07/11	GBP	190,000	373,063
Export-Import Bank of Korea
	4.625% 03/16/10	USD	2,425,000	2,372,889
Federal Republic of Germany
	4.250% 07/04/14	EUR	4,300,000	5,711,292
	5.250% 07/04/10	3,795,000		5,238,758
Government of Canada
	4.500% 06/01/15	CAD	650,000	607,885
Inter-American Development Bank
	1.900% 07/08/09	JPY	330,000,000	2,723,566
International Bank for Reconstruction & Development
	2.000% 02/18/08	315,000,000		2,575,558
Kingdom of Norway
	6.000% 05/16/11	NOK	4,155,000	721,845
Kingdom of Spain
	5.000% 07/30/12	EUR	3,015,000	4,156,223
	5.500% 07/30/17	500,000		722,431
Kingdom of Sweden
	4.000% 12/01/09	SEK	1,405,000	203,605
	5.500% 10/08/12	3,920,000		599,647
Kreditanst Fur Wie
	0.456% 08/08/11(a)	JPY	100,000,000	812,296
Netherlands Government Bond
	3.250% 07/15/15	EUR	1,820,000	2,244,341
Province of Manitoba
	5.000% 02/15/12	USD	1,640,000	1,622,649
Province of New Brunswick
	5.200% 02/21/17	390,000		382,316

		Par ($)		Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Province of Nova Scotia
	5.125% 01/26/17	3,000,000		2,924,730
Province of Ontario
	1.875% 01/25/10	JPY	415,000,000	3,434,619
	5.000% 10/18/11	USD	4,250,000	4,207,751
	4.950% 06/01/12	4,360,000		4,298,310
Province of Quebec
	5.000% 03/01/16	4,800,000		4,631,314
	6.000% 10/01/12	CAD	650,000	644,264
Republic of Finland
	5.375% 07/04/13	EUR	725,000	1,021,580
Republic of France
	3.000% 10/25/15	1,865,000		2,252,227
	4.000% 04/25/14	1,400,000		1,832,660
	4.750% 10/25/12	2,755,000		3,760,633
Republic of Ireland
	5.000% 04/18/13	1,000,000		1,381,669
Republic of Italy
	4.250% 11/01/09	1,300,000		1,751,126
	4.250% 02/01/15	1,500,000		1,976,801
Republic of Poland
	5.750% 03/24/10	PLN	1,155,000	418,823
Sweden Government Bond
	4.500% 08/12/15	SEK	1,500,000	219,521
Swedish Export Credit AB
	5.125% 03/01/17	USD	310,000	301,923
Treasury Corp. of Victoria
	6.250% 10/15/12	AUD	480,000	398,311
United Kingdom Treasury
	4.750% 06/07/10	GBP	571,000	1,114,263
	5.000% 09/07/14	1,810,000		3,504,360
	8.000% 06/07/21	395,000		997,449
FOREIGN GOVERNMENT OBLIGATIONS TOTAL				93,956,857
U.S. GOVERNMENT AGENCIES — 3.2%
Federal Home Loan Bank
	3.875% 06/14/13	USD	2,500,000	2,313,357
	4.375% 09/11/09	3,455,000		3,397,972
	5.300% 01/16/09	800,000		800,005
	5.375% 07/17/09	2,300,000		2,308,876

Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
Federal Home Loan Mortgage Corp.
5.000% 12/14/18(d)	875,000	822,253
5.125% 01/15/12	EUR	1,620,000	2,226,474
5.250% 07/18/11(d)	USD	9,935,000	9,934,165
5.500% 03/05/09	16,000,000	15,993,792
6.750% 03/15/31(d)	2,000,000	2,288,898
Federal National Mortgage Association
2.125% 10/09/07	JPY	560,000,000	4,565,466
5.000% 02/13/17(d)	USD	13,150,000	12,721,560
7.250% 05/15/30(d)	2,417,000	2,918,187
U.S. GOVERNMENT AGENCIES TOTAL	60,291,005
U.S. GOVERNMENT OBLIGATIONS — 5.4%
U.S. Treasury Bonds
4.500% 05/15/17(d)	20,710,000	19,855,712
4.500% 02/15/36(d)	7,609,000	6,889,714
6.250% 08/15/23(d)	17,824,000	19,791,609
U.S. Treasury Inflation Indexed Notes
1.625% 01/15/15(d)	6,493,200	6,035,631
3.875% 01/15/09(d)	12,700,901	12,903,328
U.S. Treasury Notes
2.750% 08/15/07(d)	250,000	249,355
3.625% 01/15/10(d)(h)	15,000,000	14,550,000
4.625% 02/29/12	4,320,000	4,264,652
4.625% 02/15/17(d)	10,920,000	10,575,343
U.S. Treasury STRIPS
P.O.,
(i) 11/15/13(d)	10,000,000	7,310,210
U.S. GOVERNMENT OBLIGATIONS TOTAL	102,425,554

Total Government & Agency Obligations (cost of $261,945,642)	256,673,416
Collateralized Mortgage Obligations — 11.1%
AGENCY — 2.8%
Federal Home Loan Mortgage Corp.
4.000% 09/15/15	3,620,000	3,517,926
4.000% 11/15/16	10,000,000	9,548,019
4.500% 10/15/18	2,382,298	2,343,983
4.500% 08/15/28	2,960,000	2,839,638
5.500% 06/15/34	15,000,000	14,496,653
6.000% 06/15/31	1,651,750	1,658,703

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
AGENCY — (continued)
	6.500% 10/15/23	510,000	520,897
Federal National Mortgage Association
	5.500% 08/25/17	8,781,320	8,679,575
	6.000% 04/25/17	8,178,200	8,245,108
Government National Mortgage Association
	4.500% 04/16/28	2,090,000	2,042,946
AGENCY TOTAL			53,893,448
NON - AGENCY — 8.3%
Bear Stearns Adjustable Rate Mortgage Trust
	5.571% 02/25/47(a)	18,553,848	18,476,505
Bear Stearns Alt-A Trust
	5.600% 01/25/35(a)	3,853,782	3,860,636
	5.670% 10/25/33(a)	2,607,031	2,615,228
Bear Stearns Asset Backed Securities Trust
	5.000% 01/25/34	2,557,936	2,521,204
Bear Stearns Mortgage Funding Trust
	5.480% 10/25/36(a)	7,487,095	7,483,962
Countrywide Alternative Loan Trust
	5.250% 08/25/35	5,678,861	5,638,238
	5.410% 03/25/36(a)	931,717	931,930
	5.720% 03/25/34(a)	1,649,697	1,656,357
Countrywide Home Loan Mortgage Pass Through Trust
	4.591% 12/19/33(a)	3,065,664	2,957,409
	5.000% 02/25/33	9,198,000	9,115,820
IMPAC CMB Trust
	5.580% 04/25/35(a)	3,765,874	3,766,483
	5.810% 10/25/34(a)	1,585,562	1,586,989
JPMorgan Alternative Loan Trust
	5.420% 06/25/37(a)	17,847,531	17,892,328
JPMorgan Mortgage Trust
	5.000% 09/25/20	12,336,468	12,147,945
	6.064% 10/25/36(a)	7,244,613	7,240,494
Morgan Stanley Mortgage Loan Trust
	5.540% 02/25/47(a)	9,412,628	9,424,768
New Century Alternative Mortgage Loan Trust
	5.380% 07/25/36(a)	7,897,235	7,898,743
Sequoia Mortgage Trust
	6.200% 07/20/34(a)	3,387,354	3,391,370

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
Structured Asset Securities Corp.
	5.500% 07/25/33	2,549,999	2,514,449
WaMu Mortgage Pass-Through Certificates
	5.729% 02/25/37	18,957,042	18,907,106
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 07/25/35	6,574,687	6,512,589
Washington Mutual Mortgage Pass-Through Certificates
	5.658% 11/25/36(a)	9,484,095	9,441,113
NON - AGENCY TOTAL			155,981,666

	Total Collateralized Mortgage Obligations (cost of $212,367,698)		209,875,114
Asset-Backed Securities — 10.3%
ACE Securities Corp.
	5.460% 02/25/36(a)	6,599,990	6,598,364
	5.480% 09/25/35(a)	1,425,580	1,425,717
AmeriCredit Automobile Receivables Trust
	4.050% 02/06/10	7,205,923	7,169,108
	5.640% 09/06/13	5,000,000	5,023,077
Bear Stearns Asset Backed Security, Inc.
	5.670% 03/25/35(a)	750,209	750,504
Bombardier Capital Mortgage Securitization Corp.
	6.230% 04/15/28	135,215	134,573
Capital Auto Receivables Asset Trust
	3.580% 01/15/09	10,137,990	10,087,012
Chase Manhattan Auto Owner Trust
	2.780% 06/15/10	390,976	388,380
Contimortgage Home Equity Trust
	6.880% 01/15/28	179,861	183,446
	8.180% 12/25/29	439,249	437,852
Credit-Based Asset Servicing & Securitization LLC
	5.470% 07/25/36(a)(c)	8,765,840	8,765,099
First Alliance Mortgage Loan Trust
	7.625% 07/25/25	879,876	877,054
First Plus Home Loan Trust
	7.720% 05/10/24	165,654	167,833
GSAA Trust
	5.420% 03/25/47(a)	18,875,461	18,882,107

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Harley-Davidson Motorcycle Trust
	1.890% 02/15/11	148,787	146,737
	2.960% 02/15/12	969,678	949,310
IMC Home Equity Loan Trust
	7.310% 11/20/28	2,903,482	2,895,316
	7.500% 04/25/26	345,061	343,973
	7.520% 08/20/28	1,459,258	1,455,586
Indymac Seconds Asset Backed Trust
	5.420% 05/25/36(a)	3,377,146	3,377,326
Keycorp Sudent Loan Trust
	5.665% 07/25/29(a)	10,497,063	10,545,398
Lake Country Mortgage Loan Trust
	5.450% 07/25/34(a)(c)	11,280,200	11,280,200
Long Beach Auto Receivables Trust
	4.250% 04/15/12	5,000,000	4,937,266
Master Asset Backed Securities Trust
	5.460% 02/25/36(a)	4,051,110	4,051,568
	5.470% 11/25/35(a)	2,995,603	2,996,100
Master Second Lien Trust
	5.480% 03/25/36(a)	4,214,275	4,214,656
Merrill Lynch Mortgage Investors, Inc.
	5.470% 05/25/37(a)	1,242,556	1,242,027
Money Store Home Equity Trust
	5.620% 08/15/29(a)	4,861,938	4,862,380
Morgan Stanley Mortgage Loan Trust
	5.440% 10/25/36(a)	3,238,171	3,238,355
	5.440% 10/25/46(a)	6,280,554	6,282,244
	5.450% 08/25/36(a)	5,218,345	5,217,127
	5.570% 11/25/35(a)	5,434,751	5,438,702
Park Place Securities, Inc.
	6.520% 10/25/34(a)	1,000,000	1,003,628
SACO I, Inc.
	5.470% 04/25/36(a)	6,994,753	6,992,920
	5.470% 05/25/36(a)	8,166,913	8,165,385
	5.490% 03/25/36(a)	5,294,454	5,294,436
	5.520% 04/25/35(a)(c)	1,940,745	1,940,695
	5.520% 07/25/36(a)	6,879,610	6,879,572
SLM Student Loan Trust
	5.465% 04/25/17(a)	4,629,172	4,640,097
Structured Asset Investment Loan Trust
	6.020% 08/25/33(a)	6,800,000	6,806,961

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Structured Asset Securities Corp.
	5.430% 02/25/36(a)(c)	6,901,144	6,897,308
Volkswagen Auto Lease Trust
	3.940% 10/20/10	9,585,000	9,555,272
WFS Financial Owner Trust
	2.340% 08/22/11	836,627	826,820

	Total Asset-Backed Securities (cost of $193,297,164)		193,367,491
Commercial Mortgage-Backed Securities — 8.8%
Bear Stearns Commercial Mortgage Securities
	5.625% 03/11/39(a)	9,165,000	8,973,366
	5.870% 09/11/38(a)	482,000	481,617
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.648% 10/15/48	8,000,000	7,847,818
Credit Suisse Mortgage Capital Certificates
	5.268% 02/15/40	6,000,000	5,906,710
	5.416% 02/15/40	6,000,000	5,786,614
	5.509% 09/15/39	5,000,000	4,838,927
GMAC Commercial Mortgage Securities, Inc.
	1.394% 07/15/29(a)	20,270,399	652,719
Greenwich Capital Commercial Funding Corp.
	4.533% 01/05/36	1,200,000	1,160,367
GS Mortgage Securities Corp. II
	5.770% 08/10/45(b)	20,000,000	20,000,000
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.464% 01/15/49(a)	10,000,000	9,643,581
	5.747% 02/12/49(a)	20,000,000	19,764,000
	5.992% 06/15/49(a)	25,000,000	25,124,750
LB-UBS Commercial Mortgage Trust
	5.084% 02/15/31	10,080,000	9,946,243
	5.103% 11/15/30	10,000,000	9,883,443
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.837% 12/15/30(a)	63,482,239	1,071,009
Merrill Lynch Mortgage Trust
	5.417% 11/12/37(a)	6,320,000	6,108,420
Morgan Stanley Capital I
	5.370% 12/15/43(a)	13,400,000	12,828,745
	5.773% 07/12/44	15,000,000	14,841,105

		Par ($)		Value ($)
Commercial Mortgage-Backed Securities — (continued)
Nationslink Funding Corp.
	6.888% 11/10/30	1,194,674		1,195,897

	Total Commercial Mortgage-Backed Securities (cost of $170,317,028)			166,055,331
Municipal Bonds — 0.2%
ARIZONA — 0.2%
AZ Educational Loan Marketing Corp.
	Series 2004 A-1,
	5.460% 12/01/13(a)	2,933,333		2,933,333
ARIZONA TOTAL				2,933,333
VIRGINIA — 0.0%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	310,000		297,461
VIRGINIA TOTAL				297,461

	Total Municipal Bonds (cost of $3,245,754)			3,230,794
Convertible Bond — 0.0%
COMMUNICATIONS — 0.0%
Telecommunication Services — 0.0%
Virgin Media Finance PLC
	8.750% 04/15/14	EUR	165,000	233,369
Telecommunication Services Total				233,369
COMMUNICATIONS TOTAL				233,369

	Total Convertible Bond (cost of $231,658)			233,369
Securities Lending Collateral — 7.5%
	State Street Navigator Securities Lending Prime Portfolio (j)	USD	142,755,854	142,755,854

	Total Securities Lending Collateral (cost of $142,755,854)			142,755,854
Short-Term Obligation — 6.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due 07/02/07 at 5.110%, collateralized by U.S. Agency Obligations with various maturities to 06/10/11, market value of $119,147,250 (repurchase proceeds $116,857,741)	116,808,000		116,808,000

	Total Short-Term Obligation (cost of $116,808,000)			116,808,000

Total Investments — 121.6% (cost of $2,328,522,286)(k)(l)	2,295,288,184

Other Assets & Liabilities, Net — (21.6)%	(408,268,736)

Net Assets — 100.0%	1,887,019,448

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2007.
(b)	Security, or a portion thereof, purchased on a delayed delivery basis.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities, which are not illiquid, amounted to $111,236,085, which represents 5.9% of net assets.

(d)	All or a portion of this security was on loan at June 30, 2007. The total market value of securities on loan at June 30, 2007 is $140,718,686.
(e)	Step bond. The coupon on this bond will change to the coupon shown in the parenthesis on the date indicated.
(f)	Loan participation agreement.
(g)	The issuer is in default of certain debt covenants. Income is not being accrued. At June 30, 2007, the value of this security represents less than 0.1% of net assets.
(h)	A portion of this security with a market value of $538,350 is pledged as collateral for open futures contracts.
(i)	Zero coupon bond.
(j)	Investment made with cash collateral received from securities lending activity.
(k)	Cost for federal income tax purposes is $2,328,624,914.
(l)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$5,747,643	$(39,084,373)	$(33,336,730)

At June 30, 2007, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
U.S. Treasury Bonds	250	$26,937,500	$27,116,375	Sep-2007	$178,875

At June 30, 2007, the Fund held the following open long futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
5-Year U.S. Treasury Notes	551	$57,347,047	$57,615,728	Sep-2007	$(268,681)
2-Year U.S. Treasury Notes	590	120,343,480	120,230,937	Sep-2007	(112,543)
					$(381,224)

At June 30, 2007, the Fund had entered into the following forward currency exchange contracts:

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	Depreciation
CAD	$422,631	$419,409	Jul-07	$(3,222)
EUR	622,776	622,231	Jul-07	(545)
EUR	562,904	553,775	Jul-07	(9,129)
EUR	612,277	605,694	Jul-07	(6,583)
GBP	1,003,824	984,300	Jul-07	(19,524)
SEK	438,990	425,303	Jul-07	(13,687)
				$(52,690)

Acronym	Name

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Currency
GBP	Great Britain Pound
JPY	Japanese Yen
I.O.	Interest Only
NOK	Norwegian Krone
PIK	Payment-In-Kind
PLN	Polish Zloty
P.O.	Principal Only

SEK	Swedish Krona
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USD	United States Dollar

INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Columbia Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 30.0%
COMMUNICATIONS — 3.8%
Media — 0.8%
Comcast Corp.
	5.850% 01/15/10	2,500,000	2,516,650
Jones Intercable, Inc.
	7.625% 04/15/08(a)	1,875,000	1,902,521
Time Warner Entertainment Co. LP
	7.250% 09/01/08	3,785,000	3,853,970
Media Total			8,273,141
Telecommunication Services — 3.0%
AT&T, Inc.
	4.125% 09/15/09	6,000,000	5,834,478
Deutsche Telekom International Finance BV
	3.875% 07/22/08	5,250,000	5,162,640
Sprint Capital Corp.
	6.375% 05/01/09	3,750,000	3,796,076
Telecom Italia Capital SA
	4.000% 01/15/10	3,660,000	3,518,450
Verizon Global Funding Corp.
	4.000% 01/15/08	5,175,000	5,136,669
Vodafone Group PLC
	7.750% 02/15/10	4,475,000	4,700,553
Telecommunication Services Total			28,148,866
COMMUNICATIONS TOTAL			36,422,007
CONSUMER CYCLICAL — 2.1%
Auto Manufacturers — 0.4%
DaimlerChrysler NA Holding Corp.
	4.750% 01/15/08	3,950,000	3,936,345
Auto Manufacturers Total			3,936,345
Home Builders — 0.7%
DR Horton, Inc.
	4.875% 01/15/10(a)	4,775,000	4,616,117
KB Home
	9.500% 02/15/11	2,000,000	2,057,500
Home Builders Total			6,673,617

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — 1.0%
Wal-Mart Stores, Inc.
	6.875% 08/10/09	8,750,000	9,023,586
Retail Total			9,023,586
CONSUMER CYCLICAL TOTAL			19,633,548
CONSUMER NON-CYCLICAL — 2.0%
Beverages — 0.7%
Coca-Cola Enterprises, Inc.
	5.750% 11/01/08	1,275,000	1,280,528
Diageo Capital PLC
	3.500% 11/19/07	5,000,000	4,962,275
Beverages Total			6,242,803
Food — 0.4%
Fred Meyer, Inc.
	7.450% 03/01/08	1,000,000	1,012,469
Kroger Co.
	7.800% 08/15/07	2,860,000	2,867,159
Food Total			3,879,628
Healthcare Services — 0.9%
UnitedHealth Group, Inc.
	3.375% 08/15/07(a)	5,415,000	5,402,156
WellPoint, Inc.
	3.500% 09/01/07	3,315,000	3,304,266
Healthcare Services Total			8,706,422
CONSUMER NON-CYCLICAL TOTAL			18,828,853
ENERGY — 1.7%
Oil & Gas — 1.4%
ChevronTexaco Capital Co.
	3.500% 09/17/07	7,775,000	7,748,479
USX Corp.
	6.850% 03/01/08	5,550,000	5,597,675
Oil & Gas Total			13,346,154

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — 0.3%
TransCanada Pipelines Ltd.
	6.125% 02/19/10	2,500,000	2,537,545
Pipelines Total			2,537,545
ENERGY TOTAL			15,883,699
FINANCIALS — 15.6%
Banks — 3.5%
American Express Centurion Bank
	4.375% 07/30/09	1,000,000	983,149
Bank of New York Co., Inc.
	3.625% 01/15/09	979,000	956,496
Fifth Third Bank
	4.200% 02/23/10(a)	6,275,000	6,102,306
Marshall & Ilsley Corp.
	4.375% 08/01/09	5,000,000	4,911,790
Mellon Funding Corp.
	6.375% 02/15/10	3,360,000	3,452,706
Regions Financial Corp.
	4.500% 08/08/08	2,385,000	2,355,347
SunTrust Banks, Inc.
	4.250% 10/15/09	4,225,000	4,124,153
U.S. Bancorp
	3.125% 03/15/08	5,000,000	4,920,395
Wells Fargo & Co.
	3.120% 08/15/08	5,200,000	5,052,642
Banks Total			32,858,984
Diversified Financial Services — 8.6%
American Express Credit Corp.
	3.000% 05/16/08(a)	6,500,000	6,369,694
Capital One Bank
	5.750% 09/15/10	4,650,000	4,672,018
CIT Group, Inc.
	5.500% 11/30/07	4,000,000	3,999,508
Citigroup, Inc.
	4.250% 07/29/09(a)	10,000,000	9,800,170
Countrywide Home Loans, Inc.
	4.125% 09/15/09	4,625,000	4,485,908
Credit Suisse First Boston USA, Inc.
	4.625% 01/15/08(a)	6,000,000	5,975,412
General Electric Capital Corp.
	4.250% 01/15/08	6,225,000	6,189,555

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
Goldman Sachs Group, Inc.
	4.500% 06/15/10	5,135,000	5,006,574
HSBC Finance Corp.
	6.400% 06/17/08	5,725,000	5,774,922
JPMorgan & Co.
	6.000% 01/15/09(a)	8,250,000	8,305,885
JPMorgan Chase & Co.
	3.800% 10/02/09	2,500,000	2,420,825
Lehman Brothers Holdings, Inc.
	3.950% 11/10/09	4,865,000	4,717,717
Merrill Lynch & Co., Inc.
	4.125% 01/15/09	4,500,000	4,416,867
Morgan Stanley
	3.875% 01/15/09	5,400,000	5,284,629
SLM Corp.
	4.000% 01/15/09	4,000,000	3,843,308
Diversified Financial Services Total			81,262,992
Insurance — 1.6%
Allstate Corp.
	7.200% 12/01/09	4,000,000	4,156,692
American International Group, Inc.
	2.875% 05/15/08	8,885,000	8,689,965
Genworth Financial, Inc.
	4.750% 06/15/09	2,010,000	1,986,003
Insurance Total			14,832,660
Real Estate Investment Trusts (REITs) — 0.4%
Simon Property Group LP
	4.875% 03/18/10	4,350,000	4,279,621
Real Estate Investment Trusts (REITs) Total			4,279,621
Savings & Loans — 1.5%
Washington Mutual, Inc.
	4.000% 01/15/09	4,600,000	4,500,332
Western Financial Bank
	9.625% 05/15/12	9,050,000	9,693,627
Savings & Loans Total			14,193,959
FINANCIALS TOTAL			147,428,216
INDUSTRIALS — 1.5%
Aerospace & Defense — 0.5%
Boeing Capital Corp., Ltd.
	7.375% 09/27/10	3,526,000	3,732,021

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
United Technologies Corp.
	6.500% 06/01/09	1,000,000	1,019,520
Aerospace & Defense Total			4,751,541
Machinery — 0.5%
Caterpillar Financial Services Corp.
	4.300% 06/01/10	5,455,000	5,296,123
Machinery Total			5,296,123
Miscellaneous Manufacturing — 0.2%
3M Co.
	5.125% 11/06/09(a)	1,850,000	1,846,966
Miscellaneous Manufacturing Total			1,846,966
Transportation — 0.3%
Union Pacific Corp.
	3.875% 02/15/09	2,825,000	2,760,533
Transportation Total			2,760,533
INDUSTRIALS TOTAL			14,655,163
TECHNOLOGY — 1.0%
Computers — 0.8%
International Business Machines Corp.
	3.800% 02/01/08	7,815,000	7,749,425
Computers Total			7,749,425
Office/Business Equipment — 0.2%
Pitney Bowes Credit Corp.
	5.750% 08/15/08	1,525,000	1,529,038
Office/Business Equipment Total			1,529,038
TECHNOLOGY TOTAL			9,278,463
UTILITIES — 2.3%
Electric — 1.9%
American Electric Power Co., Inc.
	5.375% 03/15/10	4,740,000	4,724,585
Commonwealth Edison Co.
	3.700% 02/01/08(a)	4,325,000	4,274,692
Dominion Resources, Inc.
	5.687% 05/15/08(b)	4,140,000	4,144,985
National Rural Utilities Cooperative Finance Corp.
	5.750% 08/28/09	4,850,000	4,889,547
Electric Total			18,033,809

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Gas — 0.4%
Sempra Energy
	4.750% 05/15/09	3,810,000	3,766,463
Gas Total			3,766,463
UTILITIES TOTAL			21,800,272

	Total Corporate Fixed-Income Bonds & Notes (cost of $285,370,093)		283,930,221
Collateralized Mortgage Obligations — 28.9%
AGENCY — 6.1%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	3,356,936	3,284,336
	5.500% 11/15/21	11,228,086	11,199,537
	5.500% 12/15/26	12,409,274	12,393,417
	5.500% 10/15/27	4,695,481	4,686,430
	6.000% 06/15/25	5,025,000	5,058,251
	6.000% 06/15/31	419,539	421,305
	7.000% 06/15/22	126,266	126,050
		I.O.:
	5.500% 01/15/23	267,682	3,899
	5.500% 05/15/27	651,139	46,074
Federal National Mortgage Association
	(c) 05/25/23	1,295,000	1,005,406
	5.000% 04/25/31	3,209,764	3,145,742
	5.500% 02/25/28	5,645,066	5,627,620
Government National Mortgage Association
	4.500% 08/20/35	670,000	653,630
	5.000% 05/16/27	389,240	377,620
	5.000% 06/20/28	9,620,000	9,491,949
AGENCY TOTAL			57,521,266
NON - AGENCY — 22.8%
Bank of America Mortgage Securities
	5.250% 02/25/18(d)	845,697	838,984
Bear Stearns Adjustable Rate Mortgage Trust
	3.516% 06/25/34(b)	4,153,400	4,070,757
Chase Mortgage Finance Corp.
	6.032% 03/25/37(b)	950,353	951,014

6

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
Countrywide Alternative Loan Trust
	5.250% 08/25/35	8,365,089	8,305,250
	5.720% 03/25/34(b)	670,546	673,254
Countrywide Home Loan Mortgage Pass Through Trust
	5.500% 09/25/35	26,689,183	26,504,176
	5.820% 03/25/34(b)	3,706,863	3,716,619
Credit Suisse Mortgage Capital Certificates
	5.750% 02/25/36	11,285,577	11,272,527
GMAC Mortgage Corporation Loan Trust
	5.820% 05/25/18(b)	2,776,728	2,789,274
JPMorgan Mortgage Trust
	5.723% 04/25/37(b)	13,596,687	13,539,367
	5.755% 04/25/36(b)	17,285,368	17,236,041
	6.059% 10/25/36(b)	18,683,474	18,672,853
MASTR Asset Securitization Trust
	5.750% 05/25/36	16,029,732	15,996,439
PNC Mortgage Securities Corp.
	(c) 04/28/27	4,763	4,285
Residential Accredit Loans, Inc.
	5.920% 07/25/32(b)	45,103	44,991
SACO I, Inc.
	7.000% 08/25/36(e)	194,941	192,626
Structured Adjustable Rate Mortgage Loan Trust
	5.821% 07/25/36(b)	5,993,510	5,971,034
Structured Asset Securities Corp.
	5.500% 05/25/33	326,597	322,626
	5.500% 07/25/33	222,885	219,778
	5.750% 04/25/33	2,184,220	2,163,970
Washington Mutual Mortgage Pass-Through Certificates
	5.649% 11/25/36(b)	17,922,699	17,841,474
	5.901% 07/25/37(b)	13,622,000	13,608,697
Washington Mutual Mortgage Securities Corp.
	5.500% 10/25/35	3,770,785	3,749,793
Washington Mutual, Inc.
	5.545% 01/25/37(b)	22,672,403	22,071,584
	6.076% 10/25/36(b)	11,694,995	11,686,173
Wells Fargo Mortgage Backed Securities Trust
	4.500% 08/25/18	2,205,001	2,168,417
	5.240% 04/25/36(b)	8,029,357	7,962,170

7

	Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
5.250% 08/25/33	3,108,575	3,060,509
NON - AGENCY TOTAL		215,634,682

	Total Collateralized Mortgage Obligations (cost of $275,437,127)	273,155,948
Mortgage-Backed Securities — 12.8%
Federal Home Loan Mortgage Corp.
4.000% 05/01/11	4,182,055	4,065,404
4.000% 06/01/11	12,923,270	12,559,574
4.500% 10/01/14	13,041,281	12,669,626
4.500% 11/01/20	3,009,796	2,857,931
4.500% 03/01/21	12,411,146	11,782,123
5.500% 05/01/17	160,832	158,984
5.500% 09/01/17	580,165	573,498
5.500% 12/01/17	2,769,939	2,738,106
5.500% 01/01/19	13,395	13,223
5.500% 07/01/19	532,146	525,321
5.500% 02/01/21	14,567,674	14,351,547
5.500% 08/01/21	38,383,886	37,814,419
6.000% 03/01/17	77,230	77,657
6.000% 04/01/17	84,220	84,686
6.000% 06/01/17	5,651	5,682
6.000% 08/01/17	224,603	225,846
6.000% 09/01/21	867,452	871,337
7.500% 09/01/15	154,086	159,660
8.500% 07/01/30	63,028	67,462
Federal National Mortgage Association
4.500% 11/01/14	3,032,291	2,940,381
6.000% 03/01/09	157,900	159,377
6.000% 05/01/09	34,414	34,736
6.500% 03/01/12	34,057	34,747
7.500% 08/01/15	66,634	68,679
8.000% 05/01/15	116,191	121,526
8.000% 08/01/30	28,755	30,292
8.000% 05/01/31	54,853	57,785
8.000% 07/01/31	42,231	44,491
9.000% 04/01/16	213,442	220,906
TBA,
5.500% 07/01/22(f)	11,584,000	11,410,240

8

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
Government National Mortgage Association
	5.375% 04/20/22(b)	2,323,665	2,346,813
	5.375% 06/20/29(b)	547,742	554,509
	6.500% 09/15/13	72,992	74,714
	6.500% 03/15/32	3,797	3,873
	6.500% 11/15/33	428,346	436,583
	7.000% 11/15/13	73,232	75,613
	7.000% 04/15/29	62,292	64,938
	7.000% 08/15/29	3,887	4,052
Small Business Administration
	5.875% 06/25/22(b)	241,036	242,365

	Total Mortgage-Backed Securities (cost of $122,259,389)		120,528,706
Government & Agency Obligations — 12.4%
FOREIGN GOVERNMENT OBLIGATIONS — 2.3%
Morocco Government AID Bond
	5.375% 05/01/23(b)	1,040,000	1,023,703
Province of Ontario
	3.500% 09/17/07(a)	3,500,000	3,488,187
Province of Quebec
	5.000% 07/17/09	6,655,000	6,631,395
Svensk Exportkredit AB
	5.000% 05/22/09(a)	4,915,000	4,898,186
United Mexican States
	4.625% 10/08/08	6,000,000	5,922,000
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			21,963,471
U.S. GOVERNMENT AGENCIES — 5.6%
Federal Home Loan Bank
	5.125% 08/08/08	1,000,000	998,323
Federal Home Loan Mortgage Corp.
	4.480% 09/19/08	30,500,000	30,210,342
	6.625% 09/15/09(a)	21,000,000	21,615,678
U.S. GOVERNMENT AGENCIES TOTAL			52,824,343
U.S. GOVERNMENT OBLIGATIONS — 4.5%
U.S. Treasury Inflation Indexed Notes
	0.875% 04/15/10(a)	20,724,630	19,681,932
U.S. Treasury Notes
	3.375% 10/15/09(a)	8,000,000	7,740,000

9

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
	4.875% 08/31/08(a)	15,500,000	15,475,789
U.S. GOVERNMENT OBLIGATIONS TOTAL			42,897,721

	Total Government & Agency Obligations (cost of $118,199,907)		117,685,535
Asset-Backed Securities — 7.3%
ABFS Mortgage Loan Trust
	4.428% 12/15/33	9,077	8,989
AmeriCredit Automobile Receivables Trust
	4.050% 02/06/10	5,765,219	5,735,764
	5.610% 03/08/10	1,431,470	1,432,486
Amresco Residential Securities Mortgage Loan Trust
	5.800% 07/25/28(b)	18,370	18,375
Cityscape Home Equity Loan Trust
	7.380% 07/25/28	182,440	181,857
	7.410% 05/25/28	46,763	46,604
CNH Equipment Trust
	4.990% 10/15/10	14,021,000	13,951,073
Credit-Based Asset Servicing & Securitization LLC
	5.721% 01/25/37	500,000	498,805
Daimler Chrysler Auto Trust
	2.580% 04/08/09	2,312,742	2,299,653
First Alliance Mortgage Loan Trust
	6.680% 06/25/25	121,080	120,685
	8.225% 09/20/27	308,073	307,309
First Franklin Mortgage Loan Asset Backed Certificates
	5.520% 03/25/25(b)	3,324	3,324
First Plus Home Loan Trust
	7.720% 05/10/24(b)	47,148	47,768
GMAC Mortgage Corporation Loan Trust
	3.970% 09/25/34(b)	760,899	754,975
Harley-Davidson Motorcycle Trust
	5.100% 05/15/12	4,500,000	4,483,194
IMC Home Equity Loan Trust
	7.080% 08/20/28	48,808	48,684
	7.310% 11/20/28	81,475	81,246
	7.500% 04/25/26	233,874	233,138
	7.520% 08/20/28	524,587	523,267

10

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Long Beach Auto Receivables Trust
	2.841% 07/15/10	4,421,484	4,344,777
	4.972% 10/15/11	5,000,000	4,969,250
Navistar Financial Corp. Owner Trust
	3.250% 10/15/10	3,435,461	3,401,614
Novastar Home Equity Loan
	5.710% 05/25/33(b)	3,266,556	3,269,769
Onyx Acceptance Grantor Trust
	3.890% 02/15/11	290,355	287,557
Residential Asset Mortgage Products, Inc.
	3.981% 04/25/29	362,918	361,502
	5.660% 03/25/33(b)	554,096	554,326
Residential Funding Mortgage Securities II, Inc.
	4.760% 07/25/28	2,180,000	2,070,904
	5.610% 08/25/33(b)	40,442	40,481
Terwin Mortgage Trust
	5.770% 07/25/34(b)	964,392	965,956
UPFC Auto Receivables Trust
	5.010% 08/15/12	5,200,000	5,168,611
WFS Financial Owner Trust
	2.810% 08/22/11	11,343,300	11,231,445
	3.540% 11/21/11	1,255,699	1,243,571

	Total Asset-Backed Securities (cost of $68,845,359)		68,686,959
Commercial Mortgage-Backed Securities — 6.5%
CS First Boston Mortgage Securities Corp.
	6.480% 05/17/40	18,898,541	19,020,552
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.538% 02/12/49	15,679,000	15,676,491
	5.651% 06/15/49(f)	3,000,000	3,007,500
LB-UBS Commercial Mortgage Trust
	5.642% 12/15/25	6,731,875	6,751,876
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.837% 12/15/30(b)	12,490,080	210,720
Morgan Stanley Capital I
	5.257% 12/15/43	5,270,046	5,234,189
Nationslink Funding Corp.
	6.888% 11/10/30	1,083,630	1,084,740
Nomura Asset Securities Corp.
	6.590% 03/15/30	6,189,976	6,226,552

11

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
PNC Mortgage Acceptance Corp.
	5.910% 03/12/34	1,437,697	1,443,129
Prudential Securities Secured Financing Corp.
	6.480% 11/01/31	2,731,599	2,753,815

	Total Commercial Mortgage-Backed Securities (cost of $62,938,760)		61,409,564

	Shares
Securities Lending Collateral — 8.2%
State Street Navigator Securities Lending Prime Portfolio (g)	77,815,843	77,815,843

	Total Securities Lending Collateral (cost of $77,815,843)	77,815,843

	Par ($)
Short-Term Obligation — 3.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due 07/02/07 at 5.110%, collateralized by a U.S. Government Agency Obligation maturing 07/18/11, market value $33,543,113 (repurchase proceeds $32,899,004)	32,885,000	32,885,000

	Total Short-Term Obligation (cost of $32,885,000)	32,885,000

12

Total Investments — 109.6% (cost of $1,043,751,478)(h)(i)	1,036,097,776

Other Assets & Liabilities, Net — (9.6)%	(90,924,600)

Net Assets — 100.0%	945,173,176

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at June 30, 2007. The total market value of securities on loan at June 30, 2007 is $76,211,006.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2007.

(c)	Zero coupon bond.

(d)	Investments in a security issued by an affiliate during the period ended June 30, 2007:

Security name: Bank of America Mortgage Securities, 5.250% 02/25/18

Par as of 03/31/07:	$941,027
Par sold:	$95,330
Par as of 06/30/07:	$845,697
Net realized loss:	$(1,436)
Interest income earned:	$11,598
Value at end of period:	$838,984

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, this security, which is not illiquid, amounted to $192,626, which represents less than 0.1% of net assets.

(f)	Security purchased on a delayed delivery basis.

(g)	Investment made with cash collateral received from securities lending activity.

(h)	Cost for federal income tax purposes is $1,043,751,478.

(i)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$593,670	$(8,247,372)	$(7,653,702)

Acronym	Name
I.O.	Interest Only
TBA	To Be Announced

13

INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Corporate Bond Portfolio

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 85.2%
BASIC MATERIALS — 2.2%
Forest Products & Paper — 1.2%
Weyerhaeuser Co.
	7.375% 03/15/32	870,000	882,570
Forest Products & Paper Total			882,570
Metals & Mining — 1.0%
Vale Overseas Ltd.
	6.250% 01/23/17	750,000	743,865
Metals & Mining Total			743,865
BASIC MATERIALS TOTAL			1,626,435
COMMUNICATIONS — 7.7%
Media — 4.8%
Comcast Cable Holdings, LLC
	9.875% 06/15/22	192,000	246,421
Rogers Cable, Inc.
	6.250% 06/15/13(a)	11,000	11,105
Time Warner, Inc.
	5.875% 11/15/16	1,000,000	972,601
	6.500% 11/15/36	630,000	598,165
	9.125% 01/15/13	440,000	505,426
Viacom, Inc.
	5.750% 04/30/11	530,000	529,233
	6.875% 04/30/36	665,000	642,472
Media Total			3,505,423
Telecommunication Services — 2.9%
Nextel Communications, Inc.
	6.875% 10/31/13	105,000	104,216
	7.375% 08/01/15	380,000	379,837
Sprint Capital Corp.
	8.750% 03/15/32	610,000	685,109
Telefonica Emisiones SAU
	6.221% 07/03/17(b)	250,000	249,374
	7.045% 06/20/36	380,000	393,519

1

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Verizon Communications, Inc.
	6.250% 04/01/37(c)	370,000	356,764
Telecommunication Services Total			2,168,819
COMMUNICATIONS TOTAL			5,674,242
CONSUMER CYCLICAL — 7.5%
Airlines — 0.4%
Continental Airlines, Inc.
	7.461% 04/01/15	263,013	268,930
Airlines Total			268,930
Auto Manufacturers — 1.1%
DaimlerChrysler NA Holding Corp.
	4.050% 06/04/08	839,000	827,230
Auto Manufacturers Total			827,230
Home Builders — 1.1%
D.R. Horton, Inc.
	5.625% 09/15/14	225,000	207,565
	5.625% 01/15/16(c)	40,000	36,273
	6.500% 04/15/16(c)	510,000	487,950
Lennar Corp.
	6.500% 04/15/16(c)	95,000	92,001
Home Builders Total			823,789
Lodging — 0.2%
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	190,000	154,850
Lodging Total			154,850
Retail — 4.7%
CVS Lease Pass Through
	6.036% 12/10/28(d)	549,095	532,913
CVS CareMark Corp.
	5.298% 01/11/27(d)	194,429	180,308
Federated Department Stores, Inc.
	6.900% 04/01/29	280,000	266,966
Federated Retail Holdings, Inc.
	5.350% 03/15/12	70,000	68,771
JC Penney Corp., Inc.
	7.400% 04/01/37	350,000	368,267
Limited Brands, Inc.
	6.950% 03/01/33(c)	385,000	361,398

2

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — (continued)
Macy’s Retail Holdings, Inc.
	5.900% 12/01/16	320,000	311,881
Wal-Mart Stores, Inc.
	4.125% 02/15/11	1,280,000	1,229,013
	5.250% 09/01/35	130,000	113,639
Retail Total			3,433,156
CONSUMER CYCLICAL TOTAL			5,507,955
CONSUMER NON-CYCLICAL — 3.8%
Beverages — 0.6%
SABMiller PLC
	6.200% 07/01/11(d)	425,000	432,181
Beverages Total			432,181
Food — 1.7%
ConAgra Foods, Inc.
	7.000% 10/01/28	535,000	557,309
Fred Meyer, Inc.
	7.450% 03/01/08	384,000	388,788
Kroger Co.
	7.500% 04/01/31(c)	255,000	267,790
	8.000% 09/15/29(c)	75,000	80,888
Food Total			1,294,775
Household Products/Wares — 0.3%
Fortune Brands, Inc.
	5.125% 01/15/11	240,000	234,194
Household Products/Wares Total			234,194
Pharmaceuticals — 1.2%
Wyeth
	5.500% 02/01/14	670,000	660,342
	5.500% 02/15/16	200,000	194,776
Pharmaceuticals Total			855,118
CONSUMER NON-CYCLICAL TOTAL			2,816,268
ENERGY — 10.1%
Oil & Gas — 6.5%
Anadarko Petroleum Corp.
	5.950% 09/15/16	435,000	424,744
	6.450% 09/15/36	545,000	524,196
Canadian Natural Resources Ltd.
	6.250% 03/15/38	595,000	562,979

3

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
Gazprom International SA
	7.201% 02/01/20(d)	262,283	270,807
Hess Corp.
	7.300% 08/15/31	590,000	632,727
Marathon Oil Corp.
	6.000% 07/01/12	315,000	319,325
Pemex Project Funding Master Trust
	7.875% 02/01/09	25,000	25,788
	8.625% 02/01/22(c)	392,000	482,098
Qatar Petroleum
	5.579% 05/30/11(d)	213,336	213,281
Ras Laffan Liquefied Natural Gas Co., Ltd.
	5.838% 09/30/27(d)	350,000	324,709
Talisman Energy, Inc.
	5.850% 02/01/37	390,000	344,242
Valero Energy Corp.
	6.625% 06/15/37	150,000	149,309
	6.875% 04/15/12	503,000	526,757
Oil & Gas Total			4,800,962
Pipelines — 3.6%
Duke Capital LLC
	4.370% 03/01/09	418,000	410,437
Energy Transfer Partners LP
	6.125% 02/15/17	510,000	503,596
Kinder Morgan Energy Partners LP
	6.950% 01/15/38	285,000	287,860
Plains All American Pipeline LP
	6.650% 01/15/37(d)	320,000	315,506
TEPPCO Partners LP
	7.625% 02/15/12(c)	346,000	369,328
TransCanada Pipelines Ltd.
	6.350% 05/15/67(e)	765,000	735,439
Pipelines Total			2,622,166
ENERGY TOTAL			7,423,128
FINANCIALS — 43.2%
Banks — 12.0%
Chinatrust Commercial Bank
	5.625% 12/29/49(d)(e)	105,000	99,904

4

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
First Union National Bank
	5.800% 12/01/08	482,000	485,575
HSBC Bank USA
	3.875% 09/15/09	1,280,000	1,240,252
HSBC Holdings PLC
	7.350% 11/27/32	123,000	135,345
Lloyds TSB Group PLC
	6.267% 12/31/49(d)(e)	300,000	284,605
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	800,000	792,343
PNC Funding Corp.
	5.125% 12/14/10(c)	590,000	584,088
	5.625% 02/01/17	240,000	235,112
Regions Financial Corp.
	7.750% 09/15/24	87,000	101,298
Regions Financing Trust II
	6.625% 05/15/47(e)	195,000	186,531
Scotland International Finance
	4.250% 05/23/13(d)	322,000	299,912
Union Planters Corp.
	4.375% 12/01/10	385,000	373,053
USB Capital IX
	6.189% 04/15/42(e)	980,000	987,236
Wachovia Bank NA
	5.850% 02/01/37	500,000	473,157
Wachovia Capital Trust III
	5.800% 03/15/42(e)	1,310,000	1,304,291
Wachovia Corp.
	4.375% 06/01/10	335,000	325,804
Wells Fargo & Co.
	4.875% 01/12/11	130,000	127,596
	5.300% 08/26/11	410,000	407,028
	5.460% 09/15/09(e)	400,000	400,847
Banks Total			8,843,977
Diversified Financial Services — 21.6%
Capital One Capital IV
	6.745% 02/17/37	940,000	864,897
Caterpillar Financial Services Corp.
	4.300% 06/01/10	675,000	655,341

5

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
CIT Group, Inc.
	5.850% 09/15/16	770,000	742,101
Citicorp Lease
	8.040% 12/15/19(a)(d)	500,000	570,288
Citigroup Global Markets Holdings, Inc.
	6.500% 02/15/08	210,000	211,390
Citigroup, Inc.
	4.625% 08/03/10	935,000	915,232
	5.100% 09/29/11	720,000	708,913
	6.000% 02/21/12(c)	237,000	241,420
Countrywide Financial Corp.
	5.800% 06/07/12	285,000	282,992
Ford Motor Credit Co.
	5.800% 01/12/09	254,000	248,628
	7.375% 02/01/11	758,000	740,532
Fund American Companies, Inc.
	5.875% 05/15/13	275,000	270,423
General Electric Capital Corp.
	6.750% 03/15/32(f)	1,032,000	1,119,687
Goldman Sachs Group, Inc.
	5.300% 02/14/12	1,595,000	1,569,734
Household Finance Corp.
	4.625% 01/15/08	300,000	298,838
International Lease Finance Corp.
	4.875% 09/01/10	1,000,000	980,351
JP Morgan Chase Capital XVII
	5.850% 08/01/35	500,000	454,516
Merrill Lynch & Co.
	5.700% 05/02/17	845,000	813,667
	6.050% 05/16/16	300,000	296,738
Morgan Stanley
	5.750% 10/18/16	1,295,000	1,265,100
Prudential Funding LLC
	6.600% 05/15/08(d)	399,000	402,397
Residential Capital Corp.
	6.375% 06/30/10	410,000	404,708
	6.500% 06/01/12	300,000	292,738
	6.500% 04/17/13	360,000	347,968

6

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
SLM Corp.
	5.000% 10/01/13	30,000	25,596
	5.375% 05/15/14	395,000	338,488
Toll Brothers Finance Corp.
	5.150% 05/15/15	190,000	171,429
Windsor Financing LLC
	5.881% 07/15/17(d)	177,682	175,065
ZFS Finance USA Trust I
	6.500% 05/09/37(d)(e)	500,000	483,573
Diversified Financial Services Total			15,892,750
Insurance — 2.5%
ING Groep NV
	5.775% 12/29/49(c)(e)	250,000	241,287
Liberty Mutual Group, Inc.
	7.500% 08/15/36(d)	710,000	720,061
	7.800% 03/15/37(d)	180,000	169,475
Metlife, Inc.
	6.400% 12/15/36	745,000	690,132
Insurance Total			1,820,955
Real Estate — 0.7%
ERP Operating LP
	5.750% 06/15/17	565,000	553,902
Real Estate Total			553,902
Real Estate Investment Trusts (REITs) — 3.9%
Archstone-Smith Trust
	5.750% 03/15/16	235,000	233,784
Camden Property Trust
	5.375% 12/15/13	509,000	495,983
Health Care Property Investors, Inc.
	6.300% 09/15/16	765,000	764,456
Highwoods Properties, Inc.
	5.850% 03/15/17(d)	130,000	125,741
Hospitality Properties Trust
	5.625% 03/15/17	350,000	333,996
iStar Financial, Inc.
	5.800% 03/15/11	500,000	497,946
Liberty Property LP
	5.500% 12/15/16	400,000	384,390
Real Estate Investment Trusts (REITs) Total			2,836,296

7

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Savings & Loans — 2.5%
Washington Mutual Preferred Funding Delaware
	6.534% 03/29/49(d)(e)	1,500,000	1,447,680
Washington Mutual, Inc.
	4.625% 04/01/14	187,000	171,875
	5.250% 09/15/17	260,000	241,330
Savings & Loans Total			1,860,885
FINANCIALS TOTAL			31,808,765
INDUSTRIALS — 3.7%
Aerospace & Defense — 0.8%
Raytheon Co.
	5.375% 04/01/13	620,000	612,732
Aerospace & Defense Total			612,732
Miscellaneous Manufacturing — 0.7%
General Electric Co.
	5.000% 02/01/13	508,000	492,525
Miscellaneous Manufacturing Total			492,525
Transportation — 2.2%
BNSF Funding Trust I
	6.613% 12/15/55(e)	325,000	296,870
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36(c)	240,000	231,229
	6.750% 07/15/11	222,000	230,845
	7.950% 08/15/30	285,000	332,528
Union Pacific Corp.
	4.698% 01/02/24	20,373	18,708
	6.650% 01/15/11	475,000	489,961
Transportation Total			1,600,141
INDUSTRIALS TOTAL			2,705,398
UTILITIES — 7.0%
Electric — 6.3%
AEP Texas Central Co.
	6.650% 02/15/33	400,000	414,895
Appalachian Power Co.
	3.600% 05/15/08	97,000	95,458
Columbus Southern Power Co.
	6.600% 03/01/33	111,000	114,866

8

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
Commonwealth Edison Co.
	4.700% 04/15/15(c)	125,000	114,170
	5.900% 03/15/36(c)	230,000	212,606
	5.950% 08/15/16	460,000	450,331
	6.950% 07/15/18	230,000	227,644
Dominion Resources, Inc.
	5.660% 09/28/07(e)	185,000	185,042
Duke Energy Corp.
	5.300% 10/01/15	500,000	483,602
Hydro Quebec
	8.500% 12/01/29	200,000	268,371
Kiowa Power Partners LLC
	5.737% 03/30/21(d)	210,000	201,617
MidAmerican Energy Holdings Co.
	5.000% 02/15/14	507,000	485,359
	6.125% 04/01/36	175,000	169,068
Pacific Gas & Electric Co.
	4.200% 03/01/11	275,000	262,764
	6.050% 03/01/34	295,000	285,763
Progress Energy, Inc.
	7.100% 03/01/11	100,000	104,786
	7.750% 03/01/31	370,000	427,764
Southern Power Co.
	6.375% 11/15/36	110,000	104,573
Electric Total			4,608,679
Gas — 0.7%
Atmos Energy Corp.
	6.350% 06/15/17	260,000	262,179
Nakilat, Inc.
	6.067% 12/31/33(d)	260,000	243,635
Gas Total			505,814
UTILITIES TOTAL			5,114,493

	Total Corporate Fixed-Income Bonds & Notes (cost of $64,287,199)		62,676,684
Government & Agency Obligations — 9.5%
FOREIGN GOVERNMENT OBLIGATIONS — 5.1%
European Investment Bank
	5.125% 05/30/17	775,000	759,067

9

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Export-Import Bank of Korea
	4.625% 03/16/10	225,000	220,165
Province of Manitoba
	5.000% 02/15/12	300,000	296,826
Province of Nova Scotia
	5.125% 01/26/17	400,000	389,964
Province of Ontario
	5.000% 10/18/11	500,000	495,029
Province of Ontario
	4.950% 06/01/12	710,000	699,954
Province of Quebec
	5.000% 03/01/16	700,000	675,400
Republic of South Africa
	6.500% 06/02/14	233,000	239,990
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			3,776,395
U.S. GOVERNMENT OBLIGATIONS — 4.4%
U.S. Treasury Bonds
	4.500% 05/15/17(c)	1,765,000	1,692,194
	4.500% 02/15/36(c)	755,000	683,629
	6.250% 08/15/23(c)	117,000	129,916
U.S. Treasury Notes
	4.500% 04/30/09(c)	55,000	54,626
	4.625% 02/29/12(c)	670,000	661,416
U.S. GOVERNMENT OBLIGATIONS TOTAL			3,221,781

	Total Government & Agency Obligations (cost of $7,067,479)		6,998,176
Collateralized Mortgage Obligations — 3.3%
NON - AGENCY — 3.3%
GS Mortgage Securities Corp. II
	5.993% 08/10/45(e)(b)	800,000	800,000
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.747% 02/12/49(e)	800,000	790,560
Merrill Lynch / Countrywide Commercial Mortgage Trust
	5.750% 06/12/50	350,000	346,560

10

	Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
Nomura Asset Acceptance Corp.
5.515% 01/25/36	500,000	496,634
NON - AGENCY TOTAL		2,433,754

Total Collateralized Mortgage Obligations (cost of $2,443,079)		2,433,754
Commercial Mortgage-Backed Securities — 0.4%
CS First Boston Mortgage Securities Corp.
5.230% 12/15/40(e)	250,000	239,408

Total Commercial Mortgage-Backed Securities (cost of $247,382)		239,408
Securities Lending Collateral — 9.3%
State Street Navigator Securities Lending Prime Portfolio (g)	6,810,556	6,810,556

Total Securities Lending Collateral (cost of $6,810,556)		6,810,556
Short-Term Obligation — 1.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due on 07/02/07, at 5.110%, collateralized by a U.S. Treasury Obligation maturing 05/15/37, market value $1,067,288 (repurchase proceeds $1,043,444)	1,043,000	1,043,000

Total Short-Term Obligation (cost of $1,043,000)		1,043,000

11

Total Investments – 109.1% (cost of $81,898,695)(h)(i)	80,201,578

Other Assets & Liabilities, Net – (9.1)%	(6,642,680)

Net Assets – 100.0%	73,558,898

Notes to Investment Portfolio:

*		Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At June 30, 2007, the value of these securities amounted to $581,393 which represents 0.8% of net assets.

Security	Acquisition Date	Par	Acquisition Cost	Market Value
Citicorp Lease
8.040% 12/15/19	10/26/2004	$500,000	$619,029	$570,288
Rogers Cable, Inc.
6.250% 06/15/13	06/19/2003	11,000	11,054	11,105
				$581,393

(b)	Security purchased on a delayed delivery basis.

(c)	All or a portion of this security was on loan at June 30, 2007. The total market value of securities on loan at June 30, 2007 is $6,717,410.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities, which are not illiquid, amounted to $7,493,658, which represents 10.2% of net assets.

(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2007.

(f)	A portion of this security with a market value of $70,523 is pledged as collateral for open futures contracts.

12

(g)	Investment made with cash collateral received from securities lending activity.

h)	Cost for federal income tax purposes is $81,898,695..

(i)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$210,595	$(1,907,712)	$(1,697,117)

At June 30, 2007, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
U.S. Treasury Bonds	38	$4,094,500	$4,121,689	Sept. 2007	$27,189

13

INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Mortgage- and Asset-Backed Portfolio

		Par ($)	Value ($)*
Mortgage-Backed Securities – 68.3%
Federal Home Loan Mortgage Corp.
	5.000% 06/01/37	8,200,000	7,685,877
	5.500% 10/01/20	2,148,643	2,117,919
	5.500% 05/01/22	455,272	448,379
	5.500% 05/01/37	8,064,412	7,778,041
	5.952% 04/01/37(a)	689,298	692,399
	6.500% 11/01/32	31,236	31,812
	TBA:
	5.000% 07/01/22(b)	4,324,000	4,178,065
	5.000% 07/01/37(b)	12,000,000	11,246,256
	6.000% 07/01/22(b)	3,000,000	3,012,186
	6.000% 07/01/37(b)	6,700,000	6,637,188
	6.500% 07/01/37(b)	2,600,000	2,626,811
Federal National Mortgage Association
	5.500% 10/01/36	943,904	910,827
	5.500% 02/01/37	266,141	256,815
	5.500% 03/01/37	1,423,703	1,373,147
	5.500% 04/01/37	17,588,345	16,964,561
	5.500% 05/01/37	4,920,989	4,746,243
	6.500% 11/01/36	7,526,939	7,600,145
	7.000% 02/01/32	61,842	64,099
	7.000% 06/01/32	1,696	1,757
	TBA,
	6.000% 07/01/37(b)	18,515,000	18,312,483
Government National Mortgage Association
	7.000% 03/15/31	5,708	5,947
	Total Mortgage-Backed Securities (cost of $97,997,801)		96,690,957
Asset-Backed Securities – 25.4%
ACE Securities Corp.
	5.460% 02/25/36(a)	1,060,713	1,060,451
	5.480% 09/25/35(a)	427,674	427,715
Bear Stearns Asset Backed Security, Inc.
	5.670% 03/25/35(a)	68,201	68,228
Chase Credit Card Master Trust
	5.430% 02/15/11(a)	475,000	475,721
Countrywide Asset-Backed Certificates
	5.410% 11/25/35(a)	1,531,640	1,531,635
	5.430% 06/25/21(a)	964,268	964,265

1

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Credit-Based Asset Servicing & Securitization LLC
	5.380% 10/25/36(a)	1,499,779	1,499,351
	5.470% 07/25/36(a)(c)	1,348,591	1,348,477
CSAB Mortgage Backed Trust
	5.420% 06/25/36(a)	483,438	483,306
GSAA Trust
	5.420% 03/25/47(a)	1,887,546	1,888,211
GSAMP Trust
	5.420% 10/25/36(a)	838,966	838,931
Indymac Seconds Asset Backed Trust
	5.420% 05/25/36(a)	562,858	562,888
Keycorp Sudent Loan Trust
	5.665% 07/25/29(a)	912,788	916,991
Lake Country Mortgage Loan Trust
	5.450% 07/25/34(a)(c)	1,128,020	1,128,020
Master Asset Backed Securities Trust
	5.460% 02/25/36(a)	450,123	450,174
	5.470% 11/25/35(a)	424,377	424,447
Master Second Lien Trust
	5.480% 03/25/36(a)	1,203,263	1,203,372
Merrill Lynch Mortgage Investors, Inc.
	5.470% 05/25/37(a)	1,242,556	1,242,027
	5.500% 09/25/36(a)	1,366,956	1,367,248
Morgan Stanley Mortgage Loan Trust
	5.440% 10/25/36(a)	971,451	971,506
	5.440% 10/25/46(a)	1,570,139	1,570,561
	5.450% 08/25/36(a)	978,440	978,211
	5.570% 11/25/35(a)	1,509,653	1,510,751
Nomura Asset Acceptance Corp.
	5.490% 08/25/36(a)	1,617,343	1,609,256
Novastar Home Equity Loan
	5.380% 05/25/36(a)	239,661	239,646
Park Place Securities, Inc.
	6.520% 10/25/34(a)	1,200,000	1,204,353
Residential Funding Mortgage Securities II, Inc.
	5.420% 02/25/36(a)	1,261,618	1,261,679
SACO I, Inc.
	5.470% 04/25/36(a)	1,452,756	1,452,376
	5.470% 05/25/36(a)	1,580,693	1,580,397
	5.490% 03/25/36(a)	715,467	715,464
	5.520% 04/25/35(a)(c)	173,575	173,571

2

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
	5.520% 07/25/36(a)	832,211	832,206
	5.600% 07/25/35(a)	321,542	321,293
Securitized Asset Backed Receivables LLC Trust
	5.380% 03/25/36(a)	504,897	504,916
SLM Student Loan Trust
	5.465% 04/25/17(a)	436,714	437,745
Soundview Home Equity Loan Trust
	5.380% 06/25/36(a)	517,469	517,495
Structured Asset Investment Loan Trust
	6.020% 08/25/33(a)	1,200,000	1,201,228
Structured Asset Securities Corp.
	5.430% 02/25/36(a)(c)	953,460	952,930
Terwin Mortgage Trust
	5.770% 07/25/34(a)	125,014	125,217
	Total Asset-Backed Securities (cost of $36,067,774)		36,042,259
Commercial Mortgage-Backed Securities – 17.9%
Bear Stearns Commercial Mortgage Securities
	5.449% 12/11/40	1,060,000	1,027,949
	5.625% 03/11/39(a)	1,000,000	979,091
	5.870% 09/11/38(a)	1,750,000	1,748,611
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.366% 12/11/49	440,000	421,194
Commercial Mortgage Pass Through Certificates
	6.701% 05/15/32	3,000,000	3,038,434
Credit Suisse Mortgage Capital Certificates
	5.268% 02/15/40	2,000,000	1,968,903
	5.509% 09/15/39	2,345,000	2,269,457
CS First Boston Mortgage Securities Corp.
	5.416% 02/15/40	2,000,000	1,928,871
GMAC Commercial Mortgage Securities, Inc.
	4.754% 05/10/43	1,500,000	1,398,332
GS Mortgage Securities Corp. II
	5.770% 08/10/45	3,000,000	3,000,000
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.747% 02/12/49(a)	1,197,000	1,182,875
	5.815% 02/12/49	2,117,000	2,120,641
	5.992% 06/15/49(a)	3,000,000	3,014,970

3

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
LB-UBS Commercial Mortgage Trust
	4.810% 01/15/36(a)	1,300,000	1,214,870
	Total Commercial Mortgage-Backed Securities (cost of $25,647,815)		25,314,198
Collateralized Mortgage Obligations – 17.6%
AGENCY – 4.0%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	2,450,000	2,380,917
Federal National Mortgage Association
	5.500% 08/25/17	304,089	300,566
	6.000% 04/25/17	291,000	293,381
Government National Mortgage Association
	5.000% 06/20/28	2,700,000	2,664,060
AGENCY TOTAL			5,638,924
NON - AGENCY – 13.6%
Bear Stearns Adjustable Rate Mortgage Trust
	5.492% 02/25/47(a)	2,548,106	2,537,484
Bear Stearns Alt-A Trust
	5.600% 01/25/35(a)	385,378	386,064
Bear Stearns Mortgage Funding Trust
	5.470% 12/25/36(a)	1,715,705	1,713,146
	5.480% 10/25/36(a)	1,497,419	1,496,792
Countrywide Alternative Loan Trust
	5.410% 03/25/36(a)	773,229	773,406
IMPAC CMB Trust
	5.580% 04/25/35(a)	376,587	376,648
	5.810% 10/25/34(a)	403,851	404,214
	5.820% 04/25/35(a)	670,478	670,830
JP Morgan Alternative Loan Trust
	5.420% 06/25/37(a)	1,983,059	1,988,036
Morgan Stanley Mortgage Loan Trust
	5.540% 02/25/47(a)	1,882,526	1,884,954
Washington Mutual, Inc.
	5.656% 11/25/36(a)	2,240,337	2,230,184
	5.722% 02/25/37(a)	2,491,603	2,485,040
	5.900% 08/25/46(a)	2,293,193	2,290,862

4

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
NON - AGENCY TOTAL			19,237,660
	Total Collateralized Mortgage Obligations (cost of $24,935,857)		24,876,584
Municipal Bonds – 0.2%
ARIZONA – 0.2%
AZ Educational Loan Marketing Corp.
	Series 2004 A-1,
	5.460% 12/01/13(a)	266,666	266,666
ARIZONA TOTAL			266,666
	Total Municipal Bonds (cost of $266,890)		266,666
Short-Term Obligation – 7.0%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due on 07/02/07, at 5.110%, collateralized by a U.S. Government Agency maturing 09/17/10, market value of $10,074,784 (repurchase proceeds $9,877,204)	9,873,000	9,873,000

	Total Short-Term Obligation (cost of $9,873,000)		9,873,000

5

Total Investments – 136.4% (cost of $194,789,137)(d)(e)	193,063,664

Other Assets & Liabilities, Net – (36.4)%	(51,566,174)

Net Assets – 100.0%	141,497,490

Notes to Investment Portfolio:

*                                         Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2007.

(b) Security purchased on a delayed delivery basis.

(c)                                Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities, which are not illiquid, amounted to $3,602,998, which represents 2.5% of net assets.

(d) Cost for federal income tax purposes is $194,789,137.

(e) Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$58,671	$(1,784,144)	$(1,725,473)

Acronym	Name

TBA	To Be Announced

6

INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Columbia Masters Global Equity Portfolio

	Shares	Value ($)*
Investment Companies(a) – 100.4%
Columbia Acorn International, Class Z	79,959	3,663,729
Columbia Marsico 21st Century Fund, Class Z	577,292	9,126,988
Columbia Multi-Advisor International Equity Fund, Class Z	801,062	14,659,430
Columbia Strategic Investor Fund, Class Z	417,828	9,066,861

Total Investment Companies (cost of $33,172,105)		36,517,008

Total Investments – 100.4% (cost of $33,172,105)(b)(c)		36,517,008

Other Assets & Liabilities, Net – (0.4)%		(140,735)

Net Assets – 100.0%		36,376,273

Notes to Investment Portfolio:

* Security Valuation:

Investments in the Underlying Funds are valued at net asset value of the Class Z shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a) Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.

(b) Cost for federal income tax purposes is $33,172,105.

(c) Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$3,364,748	$(19,845)	$3,344,903

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INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Columbia Masters Heritage Portfolio

	Shares	Value ($)*
Investment Companies(a)– 100.0%
Columbia Marsico 21st Century Fund, Class Z	2,210,242	34,943,933
Columbia Strategic Income Fund, Class Z	5,943,762	34,889,885
Columbia Strategic Investor Fund, Class Z	1,609,006	34,915,431

Total Investment Companies (cost of $97,812,818)		104,749,249

Total Investments – 100.0% (cost of $97,812,818)(b)(c)		104,749,249

Other Assets & Liabilities, Net – 0.0%		7,414

Net Assets – 100.0%		104,756,663

Notes to Investment Portfolio:

*	Security Valuation:

Investments in the Underlying Funds are valued at net asset value of the Class Z shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.

(b)	Cost for federal income tax purposes is $97,812,818.

(c)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$7,094,388	$(157,957)	$6,936,431

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INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Columbia Masters International Equity Portfolio

	Shares	Value ($)*
Investment Companies(a) – 99.8%
Columbia Acorn International, Class Z	782,914	35,873,123
Columbia Multi-Advisor International Equity Fund, Class Z	7,871,825	144,054,401

Total Investment Companies (cost of $168,375,824)		179,927,524

Total Investments – 99.8% (cost of $168,375,824)(b)(c)		179,927,524

Other Assets & Liabilities, Net – 0.2%		330,044

Net Assets – 100.0%		180,257,568

Notes to Investment Portfolio:

*	Security Valuation:

Investments in the Underlying Funds are valued at net asset value of the Class Z shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.

(b)	Cost for federal income tax purposes is $168,375,824.

(c)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$11,920,238	$(368,538)	$11,551,700

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Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 24, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	August 24, 2007